As filed with the Securities and Exchange Commission on April 28, 2009

Registration No. 333-122235

811-21703

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

ADVISORS EDGE® NY VARIABLE ANNUITY

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☐

Pre-Effective Amendment No.

Post-Effective Amendment No. 5

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 6

TFLIC SEPARATE ACCOUNT VNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

4 Manhattanville Road

Purchase, NY 10577

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith, Esq.

Transamerica Financial Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copies to:

Michael Berenson, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, N.W.

Washington, DC 20004

Approximate Date of Proposed Offering: As soon as practicable after the effective date of this Registration Statement. It is proposed that this filing will become effective (check appropriate box):

☐	Immeidately upon filing pursuant to paragraph (b) of Rule 485.
☒	On May 1, 2009, pursuant to paragraph (b) of Rule 485.
☐	60 Days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On , pursuant to paragraph (a)(1) of Rule 485.

If appropriated, check the following box:

THE ADVISOR’S EDGE® NY

VARIABLE ANNUITY

Issued Through

TFLIC Separate Account VNY

By

Transamerica Financial Life Insurance Company

Prospectus

May 1, 2009

The Advisor’s Edge® NY Variable Annuity (the “Policy”) provides a means of investing on a tax-deferred basis in a variety of portfolios of underlying mutual funds (the “Portfolios”). The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, the Policy Owner (“You,” “Your”) bears all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days during which the Policy may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios; you should keep them for future reference.

A Statement of Additional Information (‘SAI”) for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free of charge by calling our Administrative and Services Office at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus. Information about the variable annuity also can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

Transamerica Series Trust – Initial Class

Managed by AEGON USA Investment

Management, LLC

Transamerica Index 50 VP

Transamerica Index 75 VP

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate Growth VP

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Value VP

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP

Subadvised by J.P. Morgan Investment

Management, Inc.

Transamerica JPMorgan Enhanced Index VP

Subadvised by MFS®Investment Management

Transamerica MFS International Equity VP

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP

Subadvised by AEGON USA Investment Management, LLC.

Transamerica Efficient Markets VP

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment

Management, LLC

Transamerica Templeton Global VP

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity VP

Transamerica Growth Opportunities VP

Transamerica Small/Mid Cap Value VP

Transamerica Value Balanced VP

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Van Kampen Active International Allocation VP

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP

Columbia Funds Variable Insurance Trust – Class A Shares

Advised by Columbia Management Advisors, LLC.

Columbia Small Company Growth Fund, Variable Series

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Equity Flex I Portfolio

Credit Suisse U.S. Equity Flex I Portfolio

DFA Investment Dimensions Group LP

Advised by Dimensional Fund Advisors LP.

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Short-Term Fixed Portfolio

VA U.S. Large Value Portfolio

VA U.S. Targeted Value Portfolio

Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Advised by Federated Global Investment Management Corp.

Federated Clover Value Fund II

Fidelity Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

VIP Contrafund® Portfolio

VIP Mid Cap Portfolio

VIP Value Strategies Portfolio

Nationwide Variable Insurance Trust

Advised by Nationwide Fund Advisor

Gartmore NVIT Developing Markets Fund

Vanguard Variable Insurance Fund

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Advised by Schroder Investment Management North America Inc. and Ballie Gifford Overseas Ltd.

International Portfolio

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger International

Wanger USA

Wells Fargo Advantage Variable Trust Funds

Advised by Wells Fargo Funds Management, LLC

WFAVT Small/Mid Cap Value Fund

2

Contents

4	Summary

8	Fee Table

9	Example

10	The Annuity Policy

10	Purchase

13	Investment Choices

18	Performance

19	Expenses

21	Access to Your Money

23	Annuity Payments

25	Death Benefit

27	Taxes

31	Additional Features

37	Other Information

41	Table of Contents of Statement of Additional Information

42	Appendix A (Condensed Financial Information)

51	Appendix B: Architect Guaranteed Lifetime Withdrawal Benefit Total Withdrawal Base Adjustment

3

SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1.	THE ANNUITY POLICY

The Advisor’s Edge® NY Variable Annuity

Advisor’s Edge® NY is a flexible-premium variable annuity offered by Transamerica Financial Life Insurance Company (“TFLIC, “We,” “Us,” “Our”). The Policy provides a means of investing on a tax-deferred basis in various Portfolios.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the various Portfolios available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios that you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See Annuity Payments for more information about Annuity Payment Options.

2.	PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies, and $1,000 for Qualified Policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We reserve the right to reject cumulative Premium Payments over $1,000,000 (if riders are attached) and $2,000,000 (if riders are not attached) (this includes subsequent Premium Payments) for policies with the same owner or same annuitant for issue ages 0 – 80. For issue ages over 80, we reserve the right to reject cumulative Premium Payments over $500,000 (if riders are attached) and $1,000,000 (if riders are not attached) (this includes subsequent Premium Payments) for policies with the same owner or same annuitant.

3.	INVESTMENT CHOICES

When you purchase the Policy, your Premium Payments are deposited into the TFLIC Separate Account VNY (the “Separate Account”). The Separate Account contains a number of subaccounts that invest exclusively in shares of corresponding Portfolios (the “Subaccounts”). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to TFLIC, but are accounted for separately from the Company’s other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one or more Subaccounts that invest exclusively in shares of the following Portfolios (described in the Portfolios’ prospectuses).

You may make transfers of money among the Subaccounts, subject to certain limitations. We reserve the right to charge a $10 fee for each transfer in excess of 12 transfers per Policy Year and to impose restrictions and limitations on transfers.

Transamerica Index 50 VP – Initial Class

Transamerica Index 75 VP – Initial Class

Transamerica Asset Allocation – Conservative VP – Initial Class

Transamerica Asset Allocation – Growth VP – Initial Class

4

Transamerica Asset Allocation – Moderate VP – Initial Class

Transamerica Asset Allocation – Moderate Growth VP – Initial Class

Transamerica Capital Guardian Value VP – Initial Class

Transamerica Clarion Global Real Estate Securities VP – Initial Class

Transamerica JPMorgan Enhanced Index VP – Initial Class

Transamerica MFS International Equity VP – Initial Class

Transamerica PIMCO Total Return VP – Initial Class

Transamerica T. Rowe Price Small Cap VP – Initial Class

Transamerica Efficient Markets VP – Initial Class

Transamerica Templeton Global VP – Initial Class

Transamerica Equity VP – Initial Class

Transamerica Growth Opportunities VP – Initial Class

Transamerica Small/Mid Cap Value VP – Initial Class

Transamerica Value Balanced VP – Initial Class

Transamerica Van Kampen Active International

Allocation VP – Initial Class

Transamerica Van Kampen Mid-Cap Growth VP – Initial Class

Columbia Small Company Growth Fund,

Variable Series – Class A Shares

Credit Suisse International Equity Flex I Portfolio

Credit Suisse U.S. Equity Flex I Portfolio

DFA – VA Global Bond Portfolio

DFA – VA International Small Portfolio

DFA – VA International Value Portfolio

DFA – VA Short-Term Fixed Portfolio

DFA – VA U.S. Large Value Portfolio

DFA – VA U.S. Targeted Value Portfolio

Federated Clover Value Fund II

Federated Capital Income Fund II

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Gartmore NVIT Developing Markets Fund

Vanguard – Equity Index Portfolio

Vanguard – Mid–Cap Index Portfolio

Vanguard – REIT Index Portfolio

Vanguard – International Portfolio

Vanguard – Short-Term Investment-Grade Portfolio

Vanguard – Total Bond Market Index Portfolio

Fidelity – VIP Contrafund® Portfolio – Initial Class

Fidelity – VIP Mid Cap Portfolio – Initial Class

Fidelity – VIP Value Strategies Portfolio – Initial Class

Wanger International

Wanger USA

WFAVT Small/Mid Cap Value Fund

You can make or lose money in any of the Subaccounts that invest in these Portfolios depending on their investment performance.

4.	PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, TFLIC may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission (“SEC”), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

5.	EXPENSES

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals.

TFLIC will deduct daily mortality and expense risk fees and administrative charges at an annual rate of either 0.75%, 0.60% or 0.55% from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. In no event will the Service Charge exceed 2% of the Policy Value on the Policy Anniversary. The Service Charge will not be deducted on a Policy Anniversary if at this time, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000 or (2) the Policy Value equals or exceeds $50,000.

If you elect the Architect Guaranteed Lifetime Withdrawal Benefit rider, then there is a rider fee, which ranges from 0.30% to 1.00% of the total withdrawal base on each rider anniversary, depending on which rider options you select. For each option you elect with the rider, you will be charged an annual fee during the accumulation phase that is also a percentage of the total withdrawal base.

The value of net assets of the Subaccounts will reflect the management fee and other expenses incurred by the Portfolios.

5

6.	ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500.

You may have to pay income tax and a tax penalty on any money you take out. Withdrawals may be restricted under Qualified Policies.

7.	ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of each payment rises or falls depending on the investment performance of the Portfolios you have chosen) or a fixed basis (where the amount of each payment will remain level). If you select a variable payment option, the dollar amount of your payments may go up or down.

8.	DEATH BENEFIT

If the annuitant dies before the income phase begins, then a death benefit will become payable. If the owner is not the annuitant, no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your advisor if you have questions.

You may choose one of the following death benefits options:

•	Policy Value;

•	Return of Premium; or

•	Annual Step-Up to age 81—available if the owner or annuitant is age 0 to 75 on the Policy Date.

Charges are lower if you choose the Policy Value death benefit. After the Policy is issued, the death benefit option cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income.

10.	ADDITIONAL FEATURES

This Policy has additional features that might interest you. These features may not be suitable for your particular situation. These include the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the “Systematic Payout Option.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the Policy Value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You can arrange to have a certain amount of money (at least $500) automatically transferred from the money market subaccount either monthly or quarterly, into your choice of Subaccounts. This feature is called “Dollar Cost Averaging.”

•

You may elect an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Architect Guaranteed Lifetime Withdrawal Benefit.” If you elect the Architect Guaranteed Lifetime Withdrawal Benefit, you must allocate 100% of your Policy Value to one or more of the designated investment choices and the allocation is subject to specified equity limits. There is an extra charge for this rider.

11.	OTHER INFORMATION

Right to Cancel Period

The Policy provides for a Right to Cancel Period of

6

20 days plus a 5-day period to allow for mail delivery. The amount of the refund will generally be the Policy Value. No fees or charges will be deducted from the Policy Value (except separate account charges that are included in the Policy Value calculation.) You bear the risk of any decline in Policy Value during the Right to Cancel Period. To cancel your investment, please return your Policy to us or to the advisor from whom you purchased the Policy. A returned Policy will be deemed void.

Section 1035 Exchanges

Before exchanging one annuity for another under Section 1035 of the Internal Revenue Code (“1035 Exchange”), you should compare both annuities carefully. If you exchange an annuity contract for the Policy described in this prospectus, you might have to pay a surrender charge and tax, including a penalty tax, on your old annuity contract; then, other fees and charges may be higher (or lower) under this Policy, and the benefits under this Policy may be different. You should not exchange another annuity contract for this Policy unless you determine, after knowing all of the facts, that the change is in your best interest and not just better for the person trying to sell you this Policy. If you decide to purchase this Policy through a 1035 Exchange, you should speak to your financial professional or tax advisor to make sure that the transaction will be tax free. If you surrender your old annuity contract for cash and then buy a new annuity contract, for example, you may have to pay tax on the surrender.

Transamerica Financial Life Insurance Company

Transamerica Financial Life Insurance Company is a life insurance company incorporated under New York law. It is principally engaged in offering life insurance and annuity policies.

TFLIC Separate Account VNY

The Separate Account is a unit investment trust registered with the SEC and operating under New York law. The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio.

Condensed Financial Information

Please note that Appendix A contains a history of accumulation unit values in a table labeled “Condensed Financial Information.”

Other Topics

Additional information on the topics summarized above and on other topics not summarized here can be found at Other Information.

12.	INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION

If you need more information about the Advisor’s Edge® NY Variable Annuity or want to make a transaction, then call or write to our Administrative and Service Office at:

Transamerica Financial Life Insurance Company

Adminstrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499

800-866-6007

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

A glossary of terms used in this prospectus is provided in the Statement of Additional Information.

7

FEE TABLE(1)

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Cash Value between investment choices. For a complete discussion of Policy costs and expenses, see Section 5, “Expenses.”

Policy Owner Transaction Expenses
Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)	None
Transfer Fees(2)	$10
Special Service Fee	$0 - $25

(1)

The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase, the fees may be different than those described in the fee table. See Section 5, “Expenses.”

(2)	TFLIC does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The following table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)		$30
Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee		0.60%
Administrative Charge		0.15%
Total Base Separate Account Annual Expenses(2)		0.75%
Optional Rider Fees
Architect Guaranteed Lifetime Withdrawal Benefit(3)	Single Life Option	Joint Life Option
50% Maximum Equity Percentage	0.30%	0.45%
60% Maximum Equity Percentage	0.45%	0.65%
70% Maximum Equity Percentage	0.65%	1.00%

(1)

We may assess an Annual Policy Service Charge of up to $30 for policy administration expenses (but no more than 2% of the Policy Value at the time of deduction). We will not assess this charge on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000 or (2) the Policy Value equals or exceeds $50,000.

(2)

Total Annual Separate Account Expenses shown (0.75%) apply to the Annual Step-Up to Age 81 Death Benefit option. This reflects a fee that is 0.15% and 0.20% per year higher than the 0.60% and 0.55% corresponding total separate account expenses for the Return of Premium Death Benefit and Policy Value Death Benefit options, respectively.

(3)

The fee is a percentage of the total withdrawal base. The total withdrawal base on the rider date is the policy value. After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent total withdrawal base adjustments.

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2008 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Portfolio Annual Operating Expenses(1)	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.19%	1.91%

(1)

The fee table information relating to the Portfolios is for the year ending December 31, 2008 (unless otherwise noted) and was provided to TFLIC by the underlying funds, their investment advisors or managers, and TFLIC has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the Portfolios may be greater or less than those shown in the Table.

8

EXAMPLE(1)

The following example is intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy Owner transaction expenses, Policy fees, Separate Account annual expenses, and Portfolio fees and expenses. The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2008, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, and (2) full withdrawal (i.e., surrender) at the end of each period, and (3) assuming the Architect Guaranteed Lifetime Withdrawal Benefit rider has been selected. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Annual Step-Up to Age 81 Death Benefit Option (0.75%)	$372	$1,127	$1,897	$3,892
Return of Premium Death Benefit Option (0.60%)	$357	$1,083	$1,824	$3,752
Policy Value Death Benefit Option (0.55%)	$352	$1,068	$1,800	$3,705

(1)	Different fees and expenses not reflected in the example may be assessed during the income phase of the Policy.

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Policy. In addition, your rate of return may be more or less than the 5% assumed in the example.

For information concerning compensation paid for sale of the Policies, see “Distribution of the Policies.”

9

1.	THE ANNUITY POLICY

The Advisor’s Edge® NY variable annuity is a flexible-premium multi-funded variable annuity offered by TFLIC. The Policy provides a means of investing on a tax-deferred basis in various Portfolios.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. There is no additional tax deferral benefit when the Policy is purchased to fund a qualified plan.

About the Policy

The Advisor’s Edge® NY variable annuity is a policy between you, the Policy Owner, and TFLIC, the issuer of the Policy.

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the various available Portfolios. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. You could lose the amount that you allocate to the Subaccounts. The Policy is a flexible-premium annuity because after you purchase it, you can make additional investments of at least $500 until the Income Phase begins; you are not required to make any additional investments. During this phase, you are generally not taxed on earnings from amounts invested unless you make withdrawals.

Other benefits available during the Accumulation Phase include the ability to:

•	Make transfers among your investment choices at no charge and without current tax consequences. (See Transfers Among the Subaccounts)

•	Withdraw all or part of your money with no surrender penalty charged by TFLIC, although you may incur income taxes and a 10% penalty tax. (See ACCESS TO YOUR MONEY—Full and Partial Withdrawals.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at Annuity Payments.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into TFLIC Separate Account VNY. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to TFLIC but are accounted for separately from TFLIC’s other assets and can be used only to satisfy its obligations to Policy Owners.

2.	PURCHASE

Customer Order Form and Issuance of Policies

To invest in the Advisor’s Edge® NY variable annuity, you should send a completed customer order form and your Initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to TFLIC of your completed customer order form and Initial Premium Payment (rather than through the mail), do so at our Administrative and Service Office, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. TFLIC will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or younger.

10

If the customer order form and any other required documents are received in good order, TFLIC will issue the Policy and will credit the Initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for regular trading.) Along with the Policy, TFLIC will also send a Policy acknowledgment form, which you should complete, sign, and return in accordance with its instructions.

If TFLIC cannot credit the Initial Premium Payment because the customer order form or other required documentation is incomplete, TFLIC will contact the applicant in writing, explain the reason for the delay, and refund the Initial Premium Payment within five Business Days unless the applicant consents to TFLIC’s retaining the Initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

DEFINITION

Qualified Policy

In addition to Non-Qualified Policies, TFLIC also offers the Advisor’s Edge® NY as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy

When the term “Qualified Policy” is used in this prospectus we mean a Policy that qualifies as a tax sheltered annuity or an individual retirement annuity under Section 403(b), 408(b), or 408A of the Internal Revenue Code. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies.

Premium Payments

A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable premium tax. In that case, the resulting amount is called a Net Premium Payment. The initial Net Premium Payment is credited to the Policy within two Business Days of receipt (in good order) of the Premium Payment, customer order form and other required documents.

A Few Things to Keep in Mind Regarding Premium Payments

•	The minimum Initial Premium Payment for a Non-Qualified Policy is $10,000.

•	The minimum Initial Premium Payment for a Qualified Policy is $1,000.

•	You must obtain prior company approval to purchase a policy with an amount less than the stated minimum.

•

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Financial Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollovers or transfers from other financial institutions. Any third party checks not accepted by company will be returned.

•	We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned."

•

You may make additional Premium Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

•

Additional Premium Payments received (in good order) before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

•

We reserve the right to reject cumulative Premium Payments over $1,000,000 (if riders are attached) and $2,000,000 (if riders are not attached) (this includes subsequent Premium Payments) for policies with the same owner or same annuitant for issue ages 0 – 80. For issue ages over 80, we reserve the right to reject cumulative Premium Payments over $500,000 (if riders are attached) and $1,000,000 (if riders are not attached) (this includes subsequent Premium Payments) for policies with the same owner or same annuitant.

•	Your Initial Net Premium Payment will be invested on the Policy Date among the Subaccounts selected in your customer order form. See Allocation of Premium Payments, below, for more information.

11

The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a period of twelve months starting with the Policy Date or any Policy Anniversary.

There may be delays in our receipt of applications that are outside of our control. Any such delays will affect when your Policy can be issued and your Premium Payment(s) allocated among your investment choices.

Purchasing by Wire

For wiring instructions, please contact our Administrative and Service Office at 800-866-6007.

Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among which Subaccounts. You may allocate your Premium Payments to one or more Subaccounts. All allocations you make to the Subaccounts must be in whole-number percentages totaling 100%. TFLIC reserves the right to refuse any Premium Payment.

Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by sending written notice to TFLIC. Requests for Transfers received in good order before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

What’s My Policy Worth Today?

Policy Value

The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your Initial Net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus –

•	any additional Net Premium Payments credited

•	any increase in the Policy Value attributable to investment results of the Subaccount(s) you selected minus –

•	any decrease in the Policy Value attributable to investment results of the Subaccount(s) you selected

•	the daily Mortality and Expense Risk Fee

•	the daily Administrative Expense Charge

•	the Annual Policy Service Charge, if applicable

•	any withdrawals

•	any charges for Transfers made after the first twelve in a Policy Year

•	any Premium Taxes, if applicable, that occur during the Valuation Period.

(The Cash Value, which is what you receive if you fully withdraw (i.e., surrender) your Policy, is the Policy Value plus or minus any applicable Excess Interest Adjustment, and minus certain fees and charges.)

The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day (generally 4:00 p.m Eastern time) and ending at the close of business of the next Business Day.

You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Policy during the Accumulation Phase. When you allocate your Net Premium Payments to a selected Subaccount, TFLIC will credit a certain number of Accumulation Units to your Policy. TFLIC determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is credited. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. The Policy Value in each Subaccount equals the number of Accumulation Units in the Subaccount multiplied by the Accumulation Unit Value for that Subaccount.

12

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value.

3.	INVESTMENT CHOICES

The Advisor’s Edge® NY variable annuity offers you a means of investing in various Portfolios offered by different investment companies (each investment company a “Fund”). The companies that provide investment advice and administrative services for the Portfolios offered through this Policy are listed below.

Transamerica Series Trust – Initial Class(1)

Managed by AEGON USA Investment Management,LLC.

Transamerica Index 50 VP

Transamerica Index 75 VP

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate

Growth VP

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Value VP

Subadvised by ING Clarion Real Estate

Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP

Subadvised by J.P. Morgan Investment

Management, Inc.

Transamerica JPMorgan Enhanced Index VP

Subadvised by MFS ® Investment Management

Transamerica MFS International Equity VP

Subadvised by Pacific Investment Management Company, LLC

Transamerica PIMCO Total Return VP

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP

Subadvised by AEGON USA Investment Management, LLC.

Transamerica Efficient Markets VP

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

Transamerica Templeton Global VP(2)

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity VP

Transamerica Growth Opportunities VP

Transamerica Small/Mid Cap Value VP

Transamerica Value Balanced VP(3)

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Van Kampen Active International Allocation VP

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP

Columbia Funds Variable Insurance Trust – Class A Shares

Advised by Columbia Management Advisors, LLC

Columbia Small Company Growth Fund, Variable Series

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Equity Flex I Portfolio(3)

Credit Suisse U.S. Equity Flex I Portfolio(4)

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors LP

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Short-Term Fixed Portfolio

VA U.S. Large Value Portfolio(4)

VA U.S. Targeted Value Portfolio

Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania

Federated Capital Income Fund II

Advised by Federated Investment

Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II (1)

Advised by Federated Global Investment Management Corp.

Federated Clover Value Fund II(5)

Fidelity Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

VIP Contrafund® Portfolio

VIP Mid Cap Portfolio

VIP Value Strategies Portfolio

Nationwide Variable Insurance Trust

Advised by Nationwide Fund Advisors

Gartmore NVIT Developing Markets Fund

Vanguard Variable Insurance Fund

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

13

Advised by Schroeder Investment Management North America Inc. and Ballie Gifford Overseas Ltd.

International Portfolio

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset

Management, L.P.

Wanger International

Wanger USA

Wells Fargo Advantage Variable Trust Funds

Advised by Wells Fargo Funds Management, LLC

WFAVT Small/Mid Cap Value Fund

(1)

There can be no assurance that the Federated Prime Money Fund II portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of Policy charges, the yield on the Federated Prime Money Fund II subaccount may become extremely low and possibly negative.

(2)	Transamerica Capital Guardian Global VP merged into Transamerica Templeton Global VP.

(3)	Formerly known as Credit Suisse International Focus Portfolio.

(4)	Formerly known as Credit Suisse Small Cap Core I Portfolio.

(5)	Formerly known as Federated American Leaders Fund II.

The following subaccounts were closed to new investment as of May 1, 2006.

Transamerica Series Trust – Initial Class

Subadvised by ClearBridge Advisors, LLC)

Transamerica Legg Mason Partners All Cap VP

Subadvised by Transamerica Investment Management, LLC

Transamerica Science and Technology VP

AllianceBernstein Variable Products Series Fund, Inc. – Class B

Advised by AllianceBernstien L.P.

AllianceBernstein Global Thematic Growth Portfolio(1)

AllianceBernstein Growth Portfolio

AllianceBernstein Large Cap Growth Portfolio

(1)	Formerly known as AllianceBernstein Global Technology Portfolio.

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class

Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund – Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF – Appreciation Portfolio

There is no assurance that a Portfolio will achieve its stated objective.

The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of the Portfolios will be comparable to those of any publicly available funds or portfolios.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Portfolios. You should read the prospectuses for the Portfolios carefully before you invest.

You can obtain prospectuses for the Portfolios by calling or writing to our Administrative and Service Office.

Selection of Portfolios

The Portfolios offered through this product are selected by TFLIC, and TFLIC may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the Portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

You are responsible for choosing the Portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your

14

investment goals, financial situation, and risk tolerance. Because you bear the investment risk, you should carefully consider decisions you make regarding your investment allocations. Note: Certain Portfolios have similar names. It is important that you state or write the full name of the Portfolio to which you wish to direct your allocation when you submit an allocation request. Failure to do so may result in a delay of a requested allocation amount being credited to the Subaccount.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each Portfolio’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as a Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Portfolio. After you select Portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the value of your Policy resulting from the performance of the Portfolios you have chosen.

We do not recommend or endorse any particular Portfolio and we do not provide investment advice.

We do not guarantee that any Subaccounts will always be available for Premium Payments, allocations, or transfers.

We also reserve the right to limit the number of Subaccounts you are invested in at any one time.

Addition, Deletion or Substitution of Investments

TFLIC cannot and does not guarantee that any of the subaccounts will always be available for Premium Payments, allocations or transfers. TFLIC retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. TFLIC reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of TFLIC, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of TFLIC, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by TFLIC. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. TFLIC may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, TFLIC will notify you and request reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, TFLIC will reinvest the amounts in the subaccount that invests in the Federated Prime Money Fund II (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, TFLIC will reinvest the amounts or in another subaccount, if appropriate.

Similarly, TFLIC may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in a portfolio of money market instruments. If a portfolio of money market instruments is unavailable, TFLIC will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, TFLIC may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts.

15

To the extent permitted by applicable law, TFLIC also may transfer the assets of the separate account associated with the policies to another account or accounts.

Transfers Among the Subaccounts

Should your investment goals change, you may make transfers of money among the Subaccounts, subject to limitations described above which we reserve the right to impose, and the following conditions:

•

You may make requests for transfers in writing. TFLIC will process requests it receives in good order before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

•	The minimum amount you may transfer from a Subaccount is $500 (unless the Policy Value in a Subaccount is less than $500).

•	TFLIC does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

•	There are no transfers permitted out of the Dollar Cost Averaging Option except through the Dollar Cost Averaging Program.

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers, frequent or disruptive traders (frequent transfers are considered to be disruptive). Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing or disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This

16

means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected. If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•

expressly limit the number or size of transfers in a given period except for certain Subaccounts where an underlying fund Portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	limit the number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading

17

among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements.We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures will also reflect the premium enhancement, if any.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

18

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

Yield And Effective Yield

TFLIC may also show yield and effective yield figures for the money market Subaccount. “Yield” refers to the income generated by an investment in the money market Subaccount over a seven-day period, which is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the money market Subaccount is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio may advertise its yield and total return investment performance. For each Subaccount other than the money market Subaccount for which TFLIC advertises yield, TFLIC shall furnish a yield quotation referring to the Subaccount computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Subaccount’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Subaccount’s performance.

The performance measures discussed above reflect results of the Subaccounts and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

5.	EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

Annual Policy Service Charge

We reserve the right to assess an Annual Policy Service Charge of up to $30 (but no more than 2% of your Policy Value at the time of deduction) for policy administrative expenses. We will not assess this charge on your Policy if (1) sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; or (2) your Policy Value equals or exceeds $50,000.

Mortality and Expense Risk Fee

TFLIC charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option, you select on the customer order form. For the Policy Value Death Benefit Option, the mortality and expense risk fee is at an annual rate of 0.40%. For the Return of Premium Death Benefit Option, the mortality and expense risk fee is at an annual rate of 0.45%. For the Annual Step-Up to age 81 Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.60%.

We guarantee that the annual charge described above will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to TFLIC’s surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then TFLIC will bear the loss. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

19

A Closer Look At The Mortality and Expense Risk Fee

TFLIC assumes mortality risk in two ways. First, where Policy Owners elect an Annuity Payment Option under which TFLIC guarantees a number of payments over a life or joint lives, TFLIC assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, TFLIC assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

The expense risk that TFLIC assumes is that the charges collected for administrative expenses, which are based on rates that are guaranteed not to increase above the rates shown for the life of the Policy, may not cover the actual costs of issuing and administering the Policy.

Administrative Expense Charge

TFLIC assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium Payments, asset rebalancing and Dollar Cost Averaging transfers are not considered transfers for the purpose of assessing a transfer fee. All transfer requests made at the same time are treated as a single transfer.

Architect GLWB Fee

If you elect the Architect Guaranteed Lifetime Withdrawal Benefit, then an annual rider fee that is a percentage of the total withdrawal base is assessed on each rider anniversary. The percentage depends on the maximum “equity percentage” that you select (which is the percentage of your Policy Value that can be invested in the “equity” category of the designated investment choices), and whether you select the joint life option under the rider. The rider fee percentages are as follows:

Maximum Equity Percentage	Single Life Option	Joint Life Option
50%	0.30%	0.45%
60%	0.45%	0.65%
70%	0.65%	1.00%

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. The lowest and highest Portfolio expenses for the previous calendar year are found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying fund Portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the Portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive two types of payments:

•

Rule 12b-1 Fees. Our affiliate Transamerica Capital, Inc. (“TCI”) is the principal underwriter for the policies. TCI receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the Portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-advisor realized on the advisory fee deducted from Portfolio assets. Policy owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

20

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to TFLIC and TCI
Portfolio	Maximum Fee % of assets(1)
Transamerica Series Trust(2)	0.25%
Alliance Bernstein Variable Product Series Fund, Inc.	0.45%
Columbia Funds Variable Insurance Trust	0.25%
Credit Suisse Trust	0.20%
DFA Investment Dimensions Group Inc.	0.00%
The Dreyfus Socially Responsibly Growth Fund, Inc.	0.30%
Dreyfus Variable Investment Fund	0.30%
Federated Insurance Series	0.50%
Fidelity Variable Insurance Products Fund(3)	0.35%
Nationwide Variable Investment Trust	0.25%
Vanguard Variable Insurance Fund	0.00%
Wanger Advisors Trust	0.15%
Wells Fargo Advantage Variable Trust Funds	0.25%

(1)

Payments are based on a percentage of the average assets of each Portfolio owned by the subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us. We and TCI may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we and TCI provide.

(2)

Because Transamerica Series Trust (“TST”) is managed by Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM.. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2008 we received $407,650.38 from TAM pursuant to these benefits. We anticipate receiving comparable amounts in the future.

(3)	Variable Insurance Products Fund: We receive this percentage once $100 million fund shares are held by the subaccounts of the Company and its affiliates.

Proceeds from certain of these payments by the Portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the Portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the Policies, see "Distribution of the Policies" in this prospectus.

6.	ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase:

•	by making a full or partial withdrawal;

•	by electing an Annuity Payment Option;

•	by your beneficiary in the form of a Death Benefit ; and

•	by taking systematic payouts.

On or before the Annuity Commencement Date, the Policy Value is equal to the owner’s:

•	Premium Payments; minus

•	partial withdrawals; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, rider fees, and transfer fees, if any.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500. Withdrawals may be restricted under tax sheltered annuity policies. If your policy was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

21

On the business day that TFLIC receives your request for a full withdrawal, the amount payable is the Cash Value. You will receive:

•	the value of your Policy; plus or minus

•	any applicable service charges.

To make a withdrawal, send your written request on the appropriate TFLIC form to our Administrative and Service Office. Please note: All withdrawal requests must be submitted in good order to avoid a delay in processing your request.

Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, and because of certain fees and charges, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).

Payment of Full or Partial Withdrawal Proceeds

TFLIC will pay cash withdrawals within seven business days after receipt (in good order at our Administrative and Service Office) of your written request for withdrawal except in one of the following situations, in which TFLIC may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Policy Owner

•	the payment is derived from premiums paid by check, in which case TFLIC may delay payment until the check has cleared your bank

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a Premium Payment and/or “freeze” a Policy Owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Signature Guarantees

As a protection against fraud, we require that the following transaction requests include a Medallion signature guarantee:

•	All requests for disbursements (i.e. partial withdrawals and surrenders) $50,000 and over;

•	Any non-electronic disbursement requests made on or within 15 days of a change to the address of record for a contract owner’s account; and

•

Any disbursement request when Transamerica Financial Life Insurance Co. has been directed to send proceeds to a different address from the address of record for that contract owner’s account. PLEASE NOTE: This requirement will not apply to disbursement request made in connection with exchanges of one annuity policy for another with the same owner in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or a Qualified Direct Rollover to another insurance company.

An investor can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. This includes many:

•	National and state banks;

•	Savings banks and savings and loan associations;

•	Securities brokers and dealers; and

•	Credit unions

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

Taxation of Withdrawals

For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, and Penalty Taxes on Certain Early Withdrawals.

Tax Withholding on Withdrawals

If you do not provide TFLIC with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires TFLIC to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government. Eligible Rollover Distributions from tax sheltered annuity policies are subject to mandatory withholding.

22

7.	ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity Commencement Date is the date on which annuity payments begin. You may also change the Annuity Commencement Date at any time by giving us notice (in good order) with the information we need, as long as the Annuitant or Joint Annuitant is living. New Annuity Commencement Dates less than 30 days from the day TFLIC receives notice of it require prior approval. This date may be any date at least one year after the Policy Date and may not be later than the last day of the month following the month in which the Annuitant attains age 95.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides four Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. TFLIC will use your Policy Value to provide these annuity payments. If the Policy Value on the Annuity Commencement Date is less than $2,000, TFLIC reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (TFLIC reserves the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 2 and 4. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

The Annuity Payment Options are explained below. Options 1 and 3 are fixed only. Options 2 and 4 can be fixed or variable.

•

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period you choose which may be from 10 to 20 years. The specified period may not exceed your life expectancy. No funds will remain at the end of the period.

•	Payment Option 2—Life Income. You may choose between:

Fixed	Payments

•	No Period Certain–We will make level payments only during the annuitant’s lifetime.

•	Period Certain—We will make level payments for the longer of the annuitant’s lifetime or a period you choose, which may be from 10 to 20 years.

•

Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this, Annuity Payment Option.

Variable	Payments

•	No Period Certain—Payments will be made only during the lifetime of the annuitant.

•	10 Years Certain—Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Payment Option 3—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. The duration of the payments may not exceed the annuitant’s life expectancy. This will be a series of level payments followed by a smaller final payment.

23

•	Payment Option 4—Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	No Period Certain. Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	No Period Certain. Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Note: Other annuity payment options may be arranged by agreement with TFLIC. Some annuity payment options may not be available in all states.

If your Policy is a qualified policy, then payment options 1 and 3 may not satisfy minimum required distribution rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity; and

•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping TFLIC informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will generally be Option 2 Life with 10 Years Certain, and all optional benefits (including guaranteed minimum death benefits and living benefits) will terminate upon annuitization.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy’s Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, TFLIC determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

Impact of Annuitant’s Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Because payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant’s Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Because payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

24

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

A Few Things to Keep in Mind Regarding Annuity Payments

•

If an Annuity Payment Option is not selected, TFLIC will assume that you chose the Life Income (with 10 years certain). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Subaccount.

•

TFLIC reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Policy Value is less than $2,000, TFLIC reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option.

•	From time to time, TFLIC may require proof that the Annuitant, Joint Annuitant, or Policy Owner is living.

•	If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without TFLIC’s consent.

•	At the time TFLIC calculates your Annuity Payments, TFLIC may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.

•	Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

•

If you have selected a variable Annuity Payment Option, then you may change the Subaccount funding the variable Annuity Payments by written request or by calling 800-866-6007. Please Note: All requests must be submitted in good order to avoid a delay in processing your request.

•

You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

•

If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee’s address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee’s responsibility to keep TFLIC informed of the Payee’s most current address of record.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or a lump sum payment.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our administrative and service office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). Please note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim.

When We Pay A Death Benefit

We will pay a death benefit to the beneficiary IF:

•	you (owner) are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you (owner) are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you (owner) are not the annuitant; and

•	you die before the annuity commencement date.

25

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death for the Policy Value.

Distribution requirements apply to the Policy Value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you (owner) are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid to you;

THEN:

•	the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

Succession of Ownership

If any owner dies during the Accumulation Phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

The death benefit may be paid as lump sum or as annuity payments. The “base policy” death benefit will be the greater of:

•	Policy Value on the date we receive the required information in good order at our Administrative and Service Office; or

•	Guaranteed Minimum Death Benefit, if any (discussed below).

Please Note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

Guaranteed Minimum Death Benefit Options

On the Policy application, you generally may choose one of the Guaranteed Minimum Death Benefit Options (listed below) for an additional fee. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

If the Guaranteed Minimum Death Benefit is not available because of the age of the Policy Owner or Annuitant, the death benefit will be the Policy Value as of the date we receive all necessary information in good order.

A.	Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	the total Premium Payments;

•	less any adjusted partial withdrawals (discussed below) as of the date of death.

There is an extra charge for this death benefit of 0.05% annually for a total mortality and expense risk fee of 0.45%.

B.	Annual Step-Up To Age 81 Death Benefit

Under this option on each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any premium payments since that date; minus

•	any adjusted partial withdrawals since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually, for a total mortality and expense risk fee of 0.60%.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information. If you have a qualified policy, minimum required distribution rules may require you to request a partial withdrawal.

26

9.	TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on TFLIC’s understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax advisor about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See Annuity Policies Owned By Non-Natural Persons And Diversification Standards.)

A Closer Look At Tax Deferral

Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income taxes can be left in the Policy and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This “investment in the Policy” can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Policy, in general, TFLIC calculates the taxable portion of each payment using a formula known as the “exclusion ratio.” This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity Payments for the term of the Policy. TFLIC then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, TFLIC calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, TFLIC divides the investment in the Policy by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

27

Once your investment in the Policy has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Because TFLIC has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

If you are attempting to satisfy minimum required distribution rules through partial withdrawals, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

Tax Withholding

Federal tax law requires that TFLIC withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies TFLIC of that election. In certain situations, TFLIC will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

“Eligible rollover distributions” from section 403(b) Policies are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or employee’ spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Policy to a tax-qualified plan, IRA or tax sheltered annuity or to a government 457 plan that agrees to separately account for rollover contributions.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Policies); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) under an immediate annuity policy (as defined in the Internal Revenue Code); (vi) that can be traced to an investment in the Policy prior to August 14, 1982; or (vii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee’s severance from employment. If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

28

Additional exceptions to the penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, a distribution made on account of an Internal Revenue Service levy. Other exceptions may be available under Qualified Policies.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you.

Annuity Policies Owned By Non-Natural Persons

Where a non-natural person (for example, a corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy (generally the increase in the net Policy Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an advisor for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

Multiple-Policies Rule

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer’s gross income. Thus, any amount received under any Policy prior to the Policy’s Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code.)

Transfers Of Annuity Policies

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee’s investment in the Policy will be increased by any amount included in the Policy Owner’s income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

Assignments Of Annuity Policies

A transfer of ownership in a Policy, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a transfer or assignment of a Policy should contact a tax advisor about the potential tax effects of such a transaction. Qualified Policies may not be assigned, except as permitted by federal income tax law.

Diversification Standards

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A “look-through” rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Policy Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, TFLIC reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

29

We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax.

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases By Residents Of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of the United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Qualified Policies

Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax advisor. Currently, Qualified Policies are available as traditional IRA Policies, Roth IRA Policies, and 403(b) Policies.

403(b) Policies

TFLIC has offeredPolicies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988, (2) earnings on those contributions, and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

For policies issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request.

Foreign Tax Credits

We may benefit from any foreign tax credits attributed to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under Federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation, regulation, or otherwise. You should consult a tax advisor with respect to legal or regulatory developments and their effect on the Policy.

We have the right to modify the Policy in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

30

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the Policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% of your premium payments (reduced by prior withdrawals in that Policy Year); or

(2)	is any gains in the Policy.

For amounts greater than 10% of your Premium Payments you must receive prior company approval.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions at our Administrative and Service Office. Each payment must be at least $50. Monthly and quarterly payments may be required to be taken by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate. Also keep in mind that partial withdrawals under the systematic payout option, like all partial withdrawals, may be taxable and, if made before age 59 1/2, may be subject to a 10% federal penalty tax.

There is no charge for this benefit.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will “rebalance” monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling 100%).

Rebalancing can be started, stopped, or changed at any time, except that rebalancing will not be available when Dollar Cost Averaging is in effect or when any other transfer is requested. If a transfer is requested, then we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to restart Asset Rebalancing.

There is no charge for this benefit.

Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically make transfers into one or more variable Subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from the money market Subaccount.

A Dollar Cost Averaging program will begin once we have received, in good order, all necessary information and the minimum required amount. A Dollar Cost Averaging program will begin on the 28th day of the applicable month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

31

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount will remain in that variable Subaccount; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging program may vary for certain policies and may not be available for all policies.

Architect Guaranteed Lifetime Withdrawal Benefit

You may elect to purchase the optional Architect Guaranteed Lifetime Withdrawal Benefit (“Architect GLWB”) which provides you with a guaranteed lifetime withdrawal benefit if you invest in certain designated investment choices. You also are limited in the amount of your policy value that can be invested in the “equity” category of the designated investment choices (“maximum equity percentage”). This rider is available during the accumulation phase.

The Architect GLWB may vary for certain policies and may not be available for all policies. Please contact us at (800) 797-9177 for additional information regarding the availability of the Architect GLWB.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Architect GLWB for a qualified policy.

Architect GLWB – Base Benefit

This benefit is intended to provide a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your Policy Value. Under this benefit, you can receive (first as withdrawals from your Policy Value and, if necessary, as payments from us) up to the maximum annual withdrawal amount each calendar year, starting with the calendar year immediately following the annuitant’s 59th birthday and lasting until the annuitant’s (or the annuitant’s surviving spouse if the joint life option is elected) death (unless your total withdrawal base is reduced to zero because of “excess withdrawals”; see Total Withdrawal Base Adjustments, below). All withdrawals before the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

32

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 61 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after ten years your Policy Value has declined to $90,000 solely because of negative investment performance. You could receive up to $5,000.00, which is the applicable income benefit percentage of (5.0%) multiplied by the total withdrawal base of $100,000, each calendar year for the rest of your life (assuming that you take your first withdrawal when you are age 70 – 74, and that you do not withdraw more than the maximum annual withdrawal amount in any one year).

Of course, you can always withdraw an amount up to your Policy Value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future maximum annual withdrawal amount to $4,705.88.

See “Appendix – Architect Guaranteed Lifetime Withdrawal Benefit Total withdrawal Base Adjustments” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All Policy Value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You are also limited to the amount of your Policy Value that can be invested in the “equity” category of the designated investment choices (see “Maximum Equity Percentage” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any calendar year in excess of the maximum annual withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the maximum annual withdrawal amount and total withdrawal base on a greater than dollar-for-dollar basis.

•	Upon the death of the annuitant (or the annuitant’s spouse if the joint life option is elected), the Architect GLWB terminates and no more guaranteed withdrawals can be made.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your Policy Value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See “Total Withdrawal Base Adjustments” below.

The maximum annual withdrawal amount is zero if the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is not 59 years old on the date the rider is elected (“rider date”) and remains zero until the first day of the calendar year after the annuitant’s 59th birthday. If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year during which the rider is elected is equal to the income benefit percentage of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each subsequent calendar year is equal to the income benefit percentage of the total withdrawal base.

For qualified policies: If the plan participant (generally the annuitant) is at least 70  1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

33

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the Policy Value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance), and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can receive up to the maximum annual withdrawn amount each year (first from your Policy Value and, if necessary, as payments from us) under this rider regardless of your Policy Value. However, once your Policy Value reaches zero (by other than an excess withdrawal), you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive payments guaranteed by this rider after your Policy Value reaches zero, you must select the frequency of future payments. Once selected, the amount and frequency of future payments after your Policy Value reaches zero cannot be changed. Payments after the Policy Value reaches zero are subject to our claims paying ability.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a calendar year for withdrawal in a future calendar year. This means that if you do not take the maximum annual withdrawal amount during the calendar year, you cannot take more than the maximum annual withdrawal amount in the next calendar year and maintain the rider’s guarantee.

•

If the rider is added before the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until January 1st of the calendar year after the annuitant’s 59th birthday, however, you will still be charged a rider fee before this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

All Policy Value must be allocated to a limited number of specified funds and the allocation is subject to specified equity limits. (See “Designated Investment Choices” and “Maximum Equity Percentage,” below).

Income Benefit Percentage. We use the income benefit percentage to calculate the maximum annual withdrawal amount. The income benefit percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after the January 1st immediately following the annuitant’s 59th birthday (or if the joint life option is elected, the 59th birthday of the younger of the annuitant or the annuitant’s spouse). The income benefit percentage is as follows:

Age at time of first withdrawal	Income Benefit Percentage
0-58	0%
59-64	4.0%
65-69	4.5%
70-74	5.0%
75-79	5.5%
80-84	6.0%
85-89	6.5%
90-94	7.0%
≥ 95	7.5%

Please note that once established at the time of the first withdrawal on or after the January 1st immediately following the 59th birthday of the annuitant (or if the joint life option is elected, of the younger of the annuitant or the annuitant’s spouse), the income benefit percentage will not increase even though the annuitant’s age increases.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the Policy Value. After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent total withdrawal base adjustments (described below).

Please note:

•

We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount and rider fees. Your total withdrawal base is not a cash value (or Policy Value), a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of Policy Value.

34

•

Because the total withdrawal base is generally equal to the Policy Value on the rider date, the maximum annual withdrawal amount may be lower if you delay electing the rider and the Policy Value decreases before you elect the rider.

•	Upon the death of the annuitant (or the annuitant’s spouse if the joint life option is elected), the Architect GLWB terminates and there are no more additional guaranteed withdrawals.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount that are made in a single calendar year will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount that are made in a single calendar year (“excess withdrawals”) will reduce the total withdrawal base (on the date of the withdrawal) by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the Policy Value), possibly to zero. See “Appendix – Architect Guaranteed Lifetime Withdrawal Benefit Total Withdrawal Base Adjustments” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Designated Investment Choices. If you elect the Architect GLWB, you must allocate 100% of your Policy Value to one or more of the following “designated investment choices:”

Non-Equity:

DFA – VA Global Bond Portfolio

DFA – VA Short-Term Fixed Portfolio

Federated Prime Money Fund II

Federated Fund for U.S. Government Securities II

Transamerica PIMCO Total Return VP – Initial Class

Vanguard Short-Term Investment Grade Portfolio

Vanguard Total Bond Market Index Portfolio

Equity:

Credit Suisse International Equity Flex I Portfolio

Credit Suisse U.S Equity Flex I Portfolio

DFA – VA International Small Portfolio

DFA – VA International Value Portfolio

DFA – VA U.S. Large Value Portfolio

DFA – VA U.S. Targeted Value Portfolio

Federated Clover Value Fund II

Federated High Income Bond Fund II

Fidelity – VIP Contrafund® Portfolio – Initial Class

Fidelity – VIP Mid Cap Portfolio – Initial Class

Fidelity – VIP Value Strategies Portfolio – Initial Class

Transamerica Asset Allocation – Conservative VP – Initial Class

Transamerica Asset Allocation – Growth VP – Initial Class

Transamerica Asset Allocation – Moderate VP – Initial Class

Transamerica Asset Allocation – Moderate Growth VP – Initial Class

Transamerica Templeton Global VP – Initial Class

Transamerica Capital Guardian Value VP – Initial Class

Transamerica Index 50 VP – Initial Class

Transamerica Index 75 VP – Initial Class

Transamerica JPMorgan Enhanced Index VP – Initial Class

Transamerica T. Rowe Price Small Cap VP – Initial Class

Transamerica Efficient Markets VP – Initial Class

Transamerica Value Balanced VP – Initial Class

Transamerica Van Kampen Active International Allocation VP – Initial Class

Vanguard Equity Index Portfolio

Vanguard International Portfolio

Vanguard Mid-Cap Index Portfolio

Vanguard REIT Index Portfolio

Wanger International

Wanger USA

If you elect this rider, you may transfer amounts among the “designated investment choices.” However, you cannot transfer any amount which would cause you to exceed your maximum equity percentage or to any other subaccount.

Please Note: We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Within 30 days after each rider anniversary (i.e., the anniversary of the rider date), you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated choice.

Maximum Equity Percentage. You select either the 50%, 60%, or 70% maximum equity percentage at the time you elect the Architect GLWB. Your equity percentage is equal to your Policy Value in all designated investment choices in the “equity”

35

category, divided by the total Policy Value. You cannot have more than your maximum equity percentage in “equity” investment choices. A higher maximum equity percentage results in a higher rider fee.

Asset Rebalancing. While the Architect GLWB is in effect, you must participate in asset rebalancing. Each month, and according to your instructions, we will automatically rebalance the amounts of your Policy Value in the designated investment choices to maintain your desired asset allocation. The amount of Policy Value you direct us to allocate to designated investment choices in the “equity” category cannot exceed your maximum equity percentage.

We will notify you when any of the following has occurred:

•	you discontinue monthly asset rebalancing;

•	the asset allocation that you request results in Policy Value in designated investment choices in the “equity” category that exceeds your maximum equity percentage; or

•	you make a transfer that causes your Policy Value in designated investment choices in the “equity” category to exceed your maximum equity percentage.

We will give you 30 days to address any failure to continue monthly asset rebalancing or to maintain the maximum equity percentage. Failure to resume monthly asset rebalancing or to come into compliance with your maximum equity percentage will cause the rider to terminate.

Upgrades. As long as you are younger than the maximum rider issue age, you can upgrade the total withdrawal base to the Policy Value during the 30 day period following each rider anniversary, by sending us written notice (in good order). The maximum annual withdrawal amount will be recalculated at the time of the upgrade. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee (which may be higher than your current rider fee). The new rider date will be the date that the Company receives all information that it requires.

Please Note:

•	Even if the rider fee percentage does not increase, the dollar amount of the rider fee will increase because it will be based on a higher total withdrawal base.

•

If you upgrade while you are receiving systematic payouts of the maximum annual withdrawal amount, then after the upgrade the dollar amount of such systematic payouts may decrease for the reminder of the calendar year, even though the total withdrawal base increases. This is generally because the maximum annual withdrawal amount for the remainder of the calendar year is calculated based on the remaining partial year and the systematic payout is calculated on a yearly basis.

Annuitization. If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments each year that are equal to your maximum annual withdrawal amount.

Architect GLWB – Joint Life Option

If you elect the Architect GLWB, you can also elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. This allows the maximum annual withdrawal amount to be withdrawn until the death of the annuitant or the death of the annuitant’s spouse (only if the annuitant’s spouse continues the policy), whichever is later.

Please note that if you elect this option, then:

•	the annuitant’s spouse must be either (1) a joint owner along with the annuitant or, (2) the sole primary beneficiary and there is no joint owner.

•

a former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	for purposes of the rider, the annuitant’s spouse cannot be changed.

•	the income benefit percentage is based on the age of the younger of the annuitant and the annuitant’s spouse.

Architect GLWB Fee

A rider fee, which is a percentage of the total withdrawal base on each rider anniversary, is charged annually before annuitization. The rider fee percentage depends on the maximum equity percentage that you select, and on whether you select the joint life option. The rider fee percentages are:

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each designated investment choice in proportion to the amount of Policy Value in each designated investment choice.

36

Please Note: Because the rider fee is a percentage of you total withdrawal base, the fee can be substantially more than the rider fee percentage multiplied by your Policy Value if the total withdrawal base is higher than your Policy Value.

Architect GLWB Issue Requirements

The Company will not issue the Architect GLWB unless:

•	the annuitant is not yet age 86 (or younger if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is not yet age 86 (or younger if required by state law) and is also either (1) a joint owner along with the annuitant or (2) the sole primary beneficiary (and there is no joint owner).

Termination

The Architect GLWB will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Architect GLWB, provided that the request is made in good order within 30 days after a rider anniversary;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

discontinuing asset rebalancing, changing your asset rebalancing so that your Policy Value in designated investment choices in the “equity” category exceeds your maximum equity percentage, or making a transfer that causes your Policy Value in designated investment choices in the “equity” category to exceed your maximum equity percentage, if any of these occurrences is not corrected within 30 days from the date we mail you a notice of the problem;

•

annuitization (however, if you have reached your maximum annuity commencement date, then you may choose an annuitization option which guarantees lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Maximum Equity Percentage	Single Life Option	Joint Life Option
50%	0.30%	0.45%
60%	0.45%	0.65%
70%	0.65%	1.00%

Please note: This feature terminates upon annuitization, and there is a maximum annuity commencement date for your policy.

The Architect GLWB and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Architect GLWB. The application and operation of the Architect GLWB are governed by the terms and conditions of the rider itself.

11.	OTHER INFORMATION

Transamerica Financial Life Insurance Company

Transamerica Financial Life Insurance Company is a New York stock life insurance company incorporated on October 3, 1947, with Administrative and Service Office at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. It is principally engaged in offering life insurance and annuity policies.

TFLIC is a wholly-owned indirect subsidiary of Transamerica Corporation, which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. TFLIC is licensed in all states and the District of Columbia.

TFLIC is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at 240-744-3030.

37

Financial Condition of the Company

Many financial services companies, including insurance companies, have been facing challenges in this unprecedented economic and market environment, and we are not immune to those challenges. It is important for you to understand the impact these events may have, not only on your Policy Value, but also on our ability to meet the guarantees under your Policy.

Assets in the Separate Account. You assume all of the investment risk for your Policy Value that is allocated to the Subaccounts of the Separate Account. Your Policy Value in those Subaccounts constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to Guaranteed Period Options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Policy in excess of Policy Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investements.

How to Obtain More Information. We encourage both existing and prospective Policy Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the New York State Insurance Department – as well as the financial statements of the separate account – are located in the Statement of Additional Information (SAI). For a copy of the SAI, simply call or write us at the phone number or address of our Administrative and Service Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings can be found on our website.

TFLIC Separate Account VNY

The Separate Account was established by TFLIC on December 14, 2004, and operates under New York law.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

TFLIC owns the assets of the Separate Account, and the obligations under the Policy are obligations of TFLIC. These assets are held separately from the other assets of TFLIC and are not chargeable with liabilities incurred in any other business operation of TFLIC (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). TFLIC will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses incurred on

38

the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of TFLIC. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of TFLIC’s general account assets or any other separate account TFLIC maintains.

The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio. Additional Subaccounts may be established at TFLIC’s discretion. The Separate Account meets the definition of a “separate account” under Section 2(a)(37) of the 1940 Act.

Policy Owner

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy and who exercises all rights under the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, TCI, for the distribution and sale of the Policies.

Compensation to Investment Advisers and Broker-Dealers Selling the Policies. The Policies are offered to investors through investment advisers ("advisers") that are registered as investment advisers under state andfederal securities laws and may charge an investor an investment advisory fee to manage the investor’s assets. The Policies are also offered to the public through broker-dealers ("selling firms") that are licensed under the federal securities laws; the selling firm and/or its affiliates is/are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies. We do not pay commissions to the advisers or the selling firms.

A limited number of representatives of InterSecurities, Inc. (“ISI”), an affiliated broker-dealer firm, “wholesale” the Policies, that is, provide sales support to the advisers and selling firms. To the extent permitted by rules of the Financial Industry Regulatory Authority (“FINRA”), we and/or ISI or another affiliates may provide promotional incentives in the form of cash or non-cash compensation or reimbursement to some, but not all, advisory and selling firms or organizations in connection with the sale of the Policies. We and/or our affiliates may shares the costs of client appreciation events with advisory or selling firms, reimburse such firms for, among other things, the costs of exhibit booths and other items related to sponsoring marketing conferences and events, and/or provide other marketing support. To the extent permitted by FINRA Rules, we and/or our affiliates may provide certain advisors and selling representatives with occasional de minimus gifts, meals, tickets or other non-cash compensation in connection with the sale of the Policies. These special compensation arrangements are not offered to all advisory and selling firms and the terms of such arrangements may differ between firms.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this Policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Policies.

Special Compensation Paid to Affiliated Firms. Our parent company provides paid-in capital to TCI and pays the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. Certain costs of ISI are underwritten by our affiliates. Wholesaling representatives and their managers at ISI who meet certain productivity standards that include sales of the Policies may receive additional cash bonuses and non-cash compensation from us or our affiliates.

No specific charge is assessed directly to Policy Owners or the separate account to cover incentives or any additional payments described above. We intend to recoup our sales expenses and incentives we pay, however, through fees and charges deducted under the Policy and other corporate revenue.

39

Right to Cancel Period

The period during which the Policy Owner may cancel the Policy for a refund and we will treat the Policy as void from the Policy Date. The period is 20 days, as specified in your Policy. We will pay the refund within seven days after we receive (in good order) your written request to cancel the Policy and the returned Policy at our Administrative and Service Office. You bear the risk of any decline in Policy Value during the Right to Cancel Period.

Assignment

We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the Policy until we have received then in good order at our Administrative and Services Office. “Good order” means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the Policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all Policy Owners (exactly as registered on the Policy), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase requests, “good order” also generally includes receipt (by us) of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time.

Reinstatements

TFLIC occasionally receives requests to reinstate a Policy whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In certain of these situations, TFLIC will allow a reinstatement and require the Policy Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by TFLIC). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Policy Owners should consult a qualified tax advisor concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The underlying funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, TFLIC will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. TFLIC will vote Fund shares as to which no timely instructions are received and those shares held by TFLIC as to which Policy Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Please note that it is possible for a small number of policy owners (assuming the there is a quorum) to determine the outcome of a vote, especially if they have large policy values.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting. Voting instructions will be solicited before such meeting in accordance with procedures established by the Portfolios.

40

Legal Proceedings

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. TFLIC, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, TFLIC believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account, or on the ability of TCI to perform under its principal underwriting agreement, or on the ability of TFLIC to meet its obligations under the policy.

TABLE OF CONTENTS FOR THE ADVISOR’S EDGE® NY VARIABLE ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

GLOSSARY OF TERMS

THE POLICY—GENERAL PROVISIONS

PERFORMANCE INFORMATION

PERFORMANCE COMPARISONS

SAFEKEEPING OF ACCOUNT ASSETS

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

TAXATION OF TFLIC

STATE REGULATION OF TFLIC

RECORDS AND REPORTS

DISTRIBUTION OF THE POLICIES

LEGAL MATTERS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

OTHER INFORMATION

FINANCIAL STATEMENTS

41

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Index 50 VP – Initial Class Subaccount Inception Date May 1, 2008	2008		$1.000000		$0.824965	0.000

Transamerica Index 75 VP – Initial Class Subaccount Inception Date May 1, 2008	2008		$1.000000		$0.728318	2,059,097.966

Transamerica Asset Allocation – Conservative VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.125606 1.063912 1.000000	$ $ $	0.882317 1.125606 1.063912	0.000 0.000 0.000

Transamerica Asset Allocation – Growth VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.178708 1.099928 1.000000	$ $ $	0.707632 1.178708 1.099928	0.000 0.000 0.000

Transamerica Asset Allocation – Moderate VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.155068 1.075868 1.000000	$ $ $	0.850464 1.155068 1.075868	0.000 0.000 0.000

Transamerica Asset Allocation Moderate Growth VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.167949 1.089318 1.000000	$ $ $	0.780985 1.167949 1.089318	0.000 0.000 0.000

Transamerica Capital Guardian Global VP – Initial Class(1) Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.146511 1.084465 1.000000	$ $ $	0.673816 1.146511 1.084465	0.000 0.000 0.000

Transamerica Capital Guardian Value VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.061305 1.138726 1.000000	$ $ $	0.638387 1.061305 1.138726	0.000 44,391.385 0.000

Transamerica Clarion Global Real Estate Securities VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.225489 1.320828 1.000000	$ $ $	0.702263 1.225489 1.320828	0.000 2,935.648 0.000

Transamerica JPMorgan Enhanced Index VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.174848 1.130068 1.000000	$ $ $	0.732003 1.174848 1.130068	0.000 30,676.003 0.000

Transamerica Legg Mason Partners All Cap VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.151702 1.146192 1.000000	$ $ $	0.728870 1.151702 1.146192	1,257.900 0.000 0.000

Transamerica MFS International Equity VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.248014 1.149685 1.000000	$ $ $	0.803142 1.248014 1.149685	40,341.805 5,017.985 1,123.310

Transamerica PIMCO Total Return VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.124563 1.037910 1.000000	$ $ $	1.087169 1.124563 1.037910	0.000 144,087.480 142,149.867

Transamerica T. Rowe Price Small Cap VP – Initial Class Subaccount Inception Date May 1, 2006	2008 2007 2006	$ $ $	1.040547 0.954575 1.000000	$ $ $	0.659690 1.040547 0.954575	100,967.961 13,817.065 0.000

Transamerica Efficient Markets VP – Initial Class Subaccount Inception Date November 10, 2008	2008		$1.000000		$1.038204	0.000

Transamerica Templeton Global VP – Service Class(1) Subaccount Inception Date May 3, 1999	2008 2007 2006	$ $ $	1.303454 1.137283 1.000000	$ $ $	0.730166 1.303454 1.137283	57,992.410 0.000 0.000

Transamerica Equity VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.206531 1.043300 1.000000	$ $ $	0.647882 1.206531 1.043300	1,357,678.640 12,600.422 1,769.368

Transamerica Growth Opportunities VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.238338 1.011199 1.000000	$ $ $	0.727768 1.238338 1.011199	628,155.628 0.000 0.000

Transamerica Small/Mid Cap Value VP – Initial Class Subaccount Inception Date May 1, 2008	2008		$1.000000		$0.590776	598,274.388

Transamerica Science and Technology VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.271509 0.963090 1.000000	$ $ $	0.650050 1.271509 0.963090	0.000 0.000 0.000

42

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Value Balanced VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.192281 1.123426 1.000000	$ $ $	0.823627 1.192281 1.123426	151,917.344 0.000 0.000

Transamerica Van Kampen Active International Allocation VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.331426 1.158086 1.000000	$ $ $	0.809935 1.331426 1.158086	13,143,016.049 8,166.056 4,079.353

Transamerica Van Kampen Mid-Cap Growth VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.255459 1.030240 1.000000	$ $ $	0.670614 1.255459 1.030240	191,273.989 0.000 0.000

AllianceBernstein Global Thematic Growth Portfolio – Class B(2) Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.230015 1.031597 1.000000	$ $ $	0.642636 1.230015 1.031597	0.000 0.000 0.000

AllianceBernstein Growth Portfolio – Class B Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.077017 0.961240 1.000000	$ $ $	0.614849 1.077017 0.961240	0.000 0.000 0.000

AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.086395 0.961501 1.000000	$ $ $	0.650198 1.086395 0.961501	2,533.956 0.000 0.000

Columbia Small Company Growth Fund, Variable Series – Class A Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.153436 1.022241 1.000000	$ $ $	0.678793 1.153436 1.022241	2,214,057.389 0.000 8,299.606

Credit Suisse – International Focus Portfolio(3) Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.319405 1.137860 1.000000	$ $ $	0.773726 1.319405 1.137860	8,026.864 48,846.456 0.000

Credit Suisse – Small Cap Core I Portfolio(4) Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	0.939769 0.952911 1.000000	$ $ $	0.611258 0.939769 0.952911	54,160.208 14,346.331 1,309.108

DFA – VA Global Bond Portfolio Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.082097 1.032218 1.000000	$ $ $	1.124131 1.082097 1.032218	2,732,911.590 521,572.160 392,784.121

DFA – VA International Small Portfolio Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.230305 1.160512 1.000000	$ $ $	0.698910 1.230305 1.160512	67,795.772 161,020.079 46,966.702

DFA – VA International Value Portfolio Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.383262 1.255880 1.000000	$ $ $	0.745515 1.383262 1.255880	1,786,159.442 326,854.565 142,297.660

DFA – VA U.S. Large Value Portfolio Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.106003 1.145842 1.000000	$ $ $	0.661052 1.106003 1.145842	4,369,461.200 459,220.015 194,637.050

DFA – VA Short-Term Fixed Portfolio Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.083669 1.038025 1.000000	$ $ $	1.120381 1.083669 1.038025	2,991,639.307 104,274.255 12,448.353

DFA – VA U.S. Targeted Value Portfolio Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	0.953405 1.114214 1.000000	$ $ $	0.597927 0.953405 1.114214	6,481,822.264 259,010.969 96,655.722

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.146202 1.072187 1.000000	$ $ $	0.745696 1.146202 1.072187	366,335.796 0.000 0.000

Dreyfus – VIF Appreciation – Service Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.221479 1.149471 1.000000	$ $ $	0.853722 1.221479 1.149471	29,278.807 0.000 0.000

Federated Clover Value Fund II(5) Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.031165 1.147798 1.000000	$ $ $	0.678963 1.031165 1.147798	0.000 9,632.299 0.000

Federated Capital Income Fund II Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.167069 1.127982 1.000000	$ $ $	0.924131 1.167069 1.127982	2,055,497.911 1,256.724 0.000

Federated Fund for U.S. Government Securities II Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.096257 1.037135 1.000000	$ $ $	1.136892 1.096257 1.037135	68,251.149 23,177.933 0.000

Federated High Income Bond Fund II Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.121078 1.089912 1.000000	$ $ $	0.825120 1.121078 1.089912	0.000 20,545.005 3,163.552

43

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Federated Prime Money Fund II Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.080143 1.036800 1.000000	$ $ $	1.101521 1.080143 1.036800	2,437,220.824 23,120.795 417,732.041

Fidelity – VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2008 2007 2006	$ $ $	1.212285 1.036620 1.000000	$ $ $	0.693067 1.212285 1.036620	50,151.132 33,268.376 0.000

Fidelity – VIP Mid Cap Portfolio – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.197776 1.041612 1.000000	$ $ $	0.721362 1.197776 1.041612	201,477.156 12,009.617 0.000

Fidelity – VIP Value Strategies Portfolio – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.162377 1.105506 1.000000	$ $ $	0.564572 1.162377 1.105506	21,992.931 0.000 0.000

Gartmore NVIT Developing Markets Fund Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.701265 1.192024 1.000000	$ $ $	0.712983 1.701265 1.192024	22,503,141.503 43,248.903 4,348.698

Vanguard – Equity Index Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.183711 1.129468 1.000000	$ $ $	0.742402 1.183711 1.129468	2,086,568.115 128,862.103 52,746.814

Vanguard – Mid-Cap Index Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.143091 1.082925 1.000000	$ $ $	0.661445 1.143091 1.082925	194,064.619 17,582.420 16,375.192

Vanguard – REIT Index Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.038720 1.252369 1.000000	$ $ $	0.648244 1.038720 1.252369	40,026.695 18,357.452 8,158.080

Vanguard – International Subaccount Inception Date May 1, 2007	2008 2007	$ $	1.081634 1.000000	$ $	0.592522 1.081634	811,017.158 0.000

Vanguard – Short-Term Investment-Grade Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.097692 1.041032 1.000000	$ $ $	1.053952 1.097692 1.041032	3,649,799.387 265,919.378 111,164.266

Vanguard – Total Bond Market Index Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.105276 1.038833 1.000000	$ $ $	1.156693 1.105276 1.038833	0.000 505,413.577 259,542.522

Wanger International Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.446920 1.250877 1.000000	$ $ $	0.782784 1.446920 1.250877	49,245.196 9,275.607 175,599.481

Wanger USA Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.074810 1.025491 1.000000	$ $ $	0.644706 1.074810 1.025491	9,897.123 27,308.068 2,978.486

WFAVT Small/Mid Cap Value Fund Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.041156 1.054250 1.000000	$ $ $	0.574161 1.041156 1.054250	30,682.916 0.000 0.000

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Index 50 VP – Initial Class Subaccount Inception Date May 1, 2008	2008		$1.000000		$0.824685	0.000

Transamerica Index 75 VP – Initial Class Subaccount Inception Date May 1, 2008	2008		$1.000000		$0.728073	0.000

Transamerica Asset Allocation – Conservative VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.124583 1.063429 1.000000	$ $ $	0.881046 1.124583 1.063429	32,052.372 11,197.822 0.000

Transamerica Asset Allocation – Growth VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.177580 1.099420 1.000000	$ $ $	0.706596 1.177580 1.099420	0.000 141,902.257 136,862.936

Transamerica Asset Allocation – Moderate VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.153989 1.075393 1.000000	$ $ $	0.849246 1.153989 1.075393	0.000 185,419.517 185,419.517

Transamerica Asset Allocation Moderate Growth VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.166835 1.088818 1.000000	$ $ $	0.779852 1.166835 1.088818	82,278.938 263,594.376 0.000

44

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Capital Guardian Global VP – Initial Class(1) Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.145431 1.083981 1.000000	$ $ $	0.672840 1.145431 1.083981	114,609.611 0.000 0.000

Transamerica Capital Guardian Value VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.060285 1.138203 1.000000	$ $ $	0.637458 1.060285 1.138203	921.286 0.000 0.000

Transamerica Clarion Global Real Estate Securities VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.224322 1.320226 1.000000	$ $ $	0.701245 1.224322 1.320226	0.000 7,291.282 7,476.360

Transamerica JPMorgan Enhanced Index VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.173735 1.129556 1.000000	$ $ $	0.730949 1.173735 1.129556	0.000 0.000 0.000

Transamerica Legg Mason Partners All Cap VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.150603 1.145678 1.000000	$ $ $	0.727804 1.150603 1.145678	4,537.210 0.000 0.000

Transamerica MFS International Equity VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.246838 1.149183 1.000000	$ $ $	0.801985 1.246838 1.149183	43,150.748 0.000 0.000

Transamerica PIMCO Total Return VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.123498 1.037433 1.000000	$ $ $	1.085601 1.123498 1.037433	148,013.878 35,823.605 32,008.081

Transamerica T. Rowe Price Small Cap VP – Initial Class Subaccount Inception Date May 1, 2006	2008 2007 2006	$ $ $	1.039682 0.954257 1.000000	$ $ $	0.658809 1.039682 0.954257	698,937.611 0.000 0.000

Transamerica Efficient Markets VP – Initial Class Subaccount Inception Date November 10, 2008	2008		$1.000000		$1.038132	0.000

Transamerica Templeton Global VP – Initial Class(1) Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.302212 1.136759 1.000000	$ $ $	0.729107 1.302212 1.136759	0.000 0.000 0.000

Transamerica Equity VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.205385 1.042833 1.000000	$ $ $	0.646945 1.205385 1.042833	10,580.568 35,970.588 22,636.056

Transamerica Growth Opportunities VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.237171 1.011199 1.000000	$ $ $	0.726716 1.237171 1.011199	700,517.083 40.007 0.000

Transamerica Small/Mid Cap Value VP – Initial Class Subaccount Inception Date May 1, 2008	2008		$1.000000		$0.590585	7,819.106

Transamerica Science and Technology VP – Initial Class Subaccount Inception Date July 1, 2002	2008 2007 2006	$ $ $	1.270308 0.962654 1.000000	$ $ $	0.649109 1.270308 0.962654	4,175.163 0.000 0.000

Transamerica Value Balanced VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.191132 1.122907 1.000000	$ $ $	0.822422 1.191132 1.122907	22,352.017 0.000 0.000

Transamerica Van Kampen Active International Allocation VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.330160 1.157571 1.000000	$ $ $	0.808751 1.330160 1.157571	108,127.797 0.000 0.000

Transamerica Van Kampen Mid-Cap Growth VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.254254 1.029778 1.000000	$ $ $	0.669637 1.254254 1.029778	6,410.639 0.000 0.000

AllianceBernstein Global Thematic Growth Portfolio – Class B(2) Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.228829 1.031119 1.000000	$ $ $	0.641705 1.228829 1.031119	45,275.710 0.000 0.000

AllianceBernstein Growth Portfolio – Class B Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.075987 0.960801 1.000000	$ $ $	0.613955 1.075987 0.960801	0.000 0.000 0.000

AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.085364 0.961069 1.000000	$ $ $	0.649254 1.085364 0.961069	146,979.676 0.000 0.000

Columbia Small Company Growth Fund, Variable Series – Class A Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.152361 1.021792 1.000000	$ $ $	0.677824 1.152361 1.021792	274,622.000 0.000 0.000

Credit Suisse – International Focus Portfolio(3) Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.318165 1.137360 1.000000	$ $ $	0.772610 1.318165 1.137360	6,158.868 30,082.157 15,362.331

45

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Credit Suisse – Small Cap Core I Portfolio(4) Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	0.938863 0.952468 1.000000	$ $ $	0.610363 0.938863 0.952468	0.000 13,573.986 6,158.868

DFA – VA Global Bond Portfolio Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.081090 1.031744 1.000000	$ $ $	1.122521 1.081090 1.031744	4,187,480.011 0.000 0.000

DFA – VA International Small Portfolio Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.229156 1.159999 1.000000	$ $ $	0.697909 1.229156 1.159999	45,409.191 27,437.170 28,210.307

DFA – VA International Value Portfolio Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.381974 1.255333 1.000000	$ $ $	0.744449 1.381974 1.255333	2,540,689.418 110,647.750 100,852.679

DFA – VA U.S. Large Value Portfolio Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.104947 1.145313 1.000000	$ $ $	0.660101 1.104947 1.145313	5,328,285.979 124,120.453 124,449.436

DFA – VA Short-Term Fixed Portfolio Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.082614 1.037521 1.000000	$ $ $	1.118704 1.082614 1.037521	2,385,163.617 0.000 0.000

DFA – VA U.S. Targeted Value Portfolio Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	0.952487 1.113699 1.000000	$ $ $	0.597057 0.952487 1.113699	4,104,248.283 165,313.635 161,614.430

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.145110 1.071697 1.000000	$ $ $	0.744612 1.145110 1.071697	313,926.529 0.000 0.000

Dreyfus – VIF Appreciation – Service Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.220332 1.148958 1.000000	$ $ $	0.852492 1.220332 1.148958	73,032.490 0.000 0.000

Federated Clover Value Fund II(5) Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.030198 1.147297 1.000000	$ $ $	0.677986 1.030198 1.147297	325,293.988 23,283.748 11,286.862

Federated Capital Income Fund II Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.165958 1.127473 1.000000	$ $ $	0.922779 1.165958 1.127473	64,910.574 0.000 0.000

Federated Fund for U.S. Government Securities II Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.095240 1.036683 1.000000	$ $ $	1.135272 1.095240 1.036683	6,243.455 67,598.555 47,887.904

Federated High Income Bond Fund II Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.119987 1.089395 1.000000	$ $ $	0.823898 1.119987 1.089395	0.000 44,552.066 23,870.736

Federated Prime Money Fund II Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.079113 1.036329 1.000000	$ $ $	1.099935 1.079113 1.036329	10,488.218 0.000 0.000

Fidelity – VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2008 2007 2006	$ $ $	1.211275 1.036286 1.000000	$ $ $	0.692148 1.211275 1.036286	34,119.031 41.192 0.000

Fidelity – VIP Mid Cap Portfolio – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.196617 1.041140 1.000000	$ $ $	0.720296 1.196617 1.041140	35,900.848 0.000 0.000

Fidelity – VIP Value Strategies Portfolio – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.161281 1.105014 1.000000	$ $ $	0.563757 1.161281 1.105014	241,530.750 0.000 0.000

Gartmore NVIT Developing Markets Fund Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.699638 1.191478 1.000000	$ $ $	0.711942 1.699638 1.191478	100,898.627 3,714.009 5,155.192

Vanguard – Equity Index Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.182582 1.128963 1.000000	$ $ $	0.741318 1.182582 1.128963	783,542.703 22,884.948 22,884.948

Vanguard – Mid-Cap Index Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.142011 1.082434 1.000000	$ $ $	0.660491 1.142011 1.082434	10,109.461 18,664.944 19,794.786

Vanguard – REIT Index Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.037741 1.251809 1.000000	$ $ $	0.647310 1.037741 1.251809	45,952.305 8,168.477 7,370.741

Vanguard – International Subaccount Inception Date May 1, 2007	2008 2007	$ $	1.081274 1.000000	$ $	0.592033 1.081274	3,644.600 0.000

46

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Vanguard – Short-Term Investment-Grade Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.096664 1.040558 1.000000	$ $ $	1.052453 1.096664 1.040558	390,901.054 0.000 0.000

Vanguard – Total Bond Market Index Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.104244 1.038362 1.000000	$ $ $	1.155037 1.104244 1.038362	100,684.853 0.000 0.000

Wanger International Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.445548 1.250312 1.000000	$ $ $	0.781655 1.445548 1.250312	15,362.331 3,870.692 4,688.473

Wanger USA Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.073799 1.025044 1.000000	$ $ $	0.643783 1.073799 1.025044	7,517.198 9,945.043 10,202.811

WFAVT Small/Mid Cap Value Fund Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.040171 1.053778 1.000000	$ $ $	0.573329 1.040171 1.053778	24,607.914 0.000 0.000

0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Index 50 VP – Initial Class Subaccount Inception Date May 1, 2008	2008		$1.000000		$0.823868	0.000

Transamerica Index 75 VP – Initial Class Subaccount Inception Date May 1, 2008	2008		$1.000000		$0.727352	0.000

Transamerica Asset Allocation – Conservative VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.121343 1.061995 1.000000	$ $ $	0.877233 1.121343 1.061995	346,172.648 6,904.239 0.000

Transamerica Asset Allocation – Growth VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.174241 1.097945 1.000000	$ $ $	0.703534 1.174241 1.097945	1,086,279.651 11,017.505 0.000

Transamerica Asset Allocation – Moderate VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.150681 1.073927 1.000000	$ $ $	0.845544 1.150681 1.073927	784,681.732 0.000 0.000

Transamerica Asset Allocation Moderate Growth VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.163516 1.087357 1.000000	$ $ $	0.776468 1.163516 1.087357	13,645,028.438 14,792.760 0.000

Transamerica Capital Guardian Global VP – Initial Class(1) Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.142161 1.082517 1.000000	$ $ $	0.669915 1.142161 1.082517	473,921.366 0.000 0.000

Transamerica Capital Guardian Value VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.057271 1.136669 1.000000	$ $ $	0.634691 1.057271 1.136669	854,441.327 0.000 0.000

Transamerica Clarion Global Real Estate Securities VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.220847 1.318453 1.000000	$ $ $	0.698207 1.220847 1.318453	0.000 0.000 0.000

Transamerica JPMorgan Enhanced Index VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.170400 1.128036 1.000000	$ $ $	0.727774 1.170400 1.128036	112,632.358 0.000 0.000

Transamerica Legg Mason Partners All Cap VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.147339 1.144130 1.000000	$ $ $	0.724654 1.147339 1.144130	730.550 0.000 0.000

Transamerica MFS International Equity VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.243301 1.147639 1.000000	$ $ $	0.798520 1.243301 1.147639	8,465,821.066 0.000 0.000

Transamerica PIMCO Total Return VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.120302 1.036042 1.000000	$ $ $	1.080890 1.120302 1.036042	10,528,972.117 3,329.818 3,340.678

Transamerica T. Rowe Price Small Cap VP – Initial Class Subaccount Inception Date May 1, 2006	2008 2007 2006	$ $ $	1.037117 0.953327 1.000000	$ $ $	0.656205 1.037117 0.953327	0.000 0.000 0.000

Transamerica Efficient Markets VP – Initial Class Subaccount Inception Date November 10, 2008	2008		$1.000000		$1.037918	0.000

47

0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Templeton Global VP – Initial Class(1) Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.298520 1.135237 1.000000	$ $ $	0.725957 1.298520 1.135237	0.000 0.000 0.000

Transamerica Equity VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.201954 1.041415 1.000000	$ $ $	0.644135 1.201954 1.041415	331,070.362 0.000 0.000

Transamerica Growth Opportunities VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.233656 1.009832 1.000000	$ $ $	0.723577 1.233656 1.009832	213,980.280 0.000 0.000

Transamerica Small/Mid Cap Value VP – Initial Class Subaccount Inception Date May 1, 2008	2008		$1.000000		$0.589991	1,513,601.766

Transamerica Science and Technology VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.266688 0.961354 1.000000	$ $ $	0.646286 1.266688 0.961354	38,127.664 0.000 0.000

Transamerica Value Balanced VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.187762 1.121408 1.000000	$ $ $	0.818869 1.187762 1.121408	28,481.674 0.000 0.000

Transamerica Van Kampen Active International Allocation VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.326387 1.156010 1.000000	$ $ $	0.805259 1.326387 1.156010	2,609,387.678 0.000 0.000

Transamerica Van Kampen Mid-Cap Growth VP – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.250691 1.028389 1.000000	$ $ $	0.666736 1.250691 1.028389	507.405 0.000 0.000

AllianceBernstein Global Thematic Growth Portfolio – Class B(2) Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.225350 1.029728 1.000000	$ $ $	0.638923 1.225350 1.029728	0.000 0.000 0.000

AllianceBernstein Growth Portfolio – Class B Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.072904 0.959497 1.000000	$ $ $	0.611282 1.072904 0.959497	0.000 0.000 0.000

AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.082285 0.959775 1.000000	$ $ $	0.646443 1.082285 0.959775	584.750 0.000 0.000

Columbia Small Company Growth Fund, Variable Series – Class A Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.149079 1.020413 1.000000	$ $ $	0.674874 1.149079 1.020413	1,834,182.446 0.000 0.000

Credit Suisse – International Focus Portfolio(3) Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.314428 1.135830 1.000000	$ $ $	0.769264 1.314428 1.135830	0.000 0.000 0.000

Credit Suisse – Small Cap Core I Portfolio(4) Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	0.936191 0.951185 1.000000	$ $ $	0.607704 0.936191 0.951185	0.000 0.000 0.000

DFA – VA Global Bond Portfolio Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.078010 1.030350 1.000000	$ $ $	1.117656 1.078010 1.030350	31,839,691.023 171,763.732 171,763.732

DFA – VA International Small Portfolio Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.225661 1.158434 1.000000	$ $ $	0.694885 1.225661 1.158434	110,415.289 0.000 0.000

DFA – VA International Value Portfolio Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.378026 1.253621 1.000000	$ $ $	0.741206 1.378026 1.253621	177,436.055 59,337.829 59,337.829

DFA – VA U.S. Large Value Portfolio Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.101815 1.143778 1.000000	$ $ $	0.657242 1.101815 1.143778	15,355,376.013 55,891.642 55,891.642

DFA – VA Short-Term Fixed Portfolio Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.079515 1.036114 1.000000	$ $ $	1.113864 1.079515 1.036114	8,798,042.523 0.000 0.000

DFA – VA U.S. Targeted Value Portfolio Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	0.949794 1.112210 1.000000	$ $ $	0.594473 0.949794 1.112210	22,270,173.005 71,803.923 71,803.923

48

0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.141852 1.070254 1.000000	$ $ $	0.741389 1.141852 1.070254	2,623.373 0.000 0.000

Dreyfus – VIF Appreciation – Service Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.216854 1.147410 1.000000	$ $ $	0.848793 1.216854 1.147410	413.633 0.000 0.000

Federated Clover Value Fund II(5) Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.027275 1.145756 1.000000	$ $ $	0.675048 1.027275 1.145756	11,364.974 0.000 0.000

Federated Capital Income Fund II Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.162644 1.125957 1.000000	$ $ $	0.918781 1.162644 1.125957	713,808.656 4,785.328 4,800.937

Federated Fund for U.S. Government Securities II Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.092127 1.035285 1.000000	$ $ $	1.130357 1.092127 1.035285	1,121,275.271 0.000 0.000

Federated High Income Bond Fund II Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.116811 1.087932 1.000000	$ $ $	0.820342 1.116811 1.087932	0.000 0.000 0.000

Federated Prime Money Fund II Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.076066 1.034941 1.000000	$ $ $	1.095180 1.076066 1.034941	215,312.873 0.000 0.000

Fidelity – VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2008 2007 2006	$ $ $	1.208266 1.035255 1.000000	$ $ $	0.689398 1.208266 1.035255	2,172.579 0.000 0.000

Fidelity – VIP Mid Cap Portfolio – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.193234 1.039746 1.000000	$ $ $	0.717186 1.193234 1.039746	14,829.452 0.000 0.000

Fidelity – VIP Value Strategies Portfolio – Initial Class Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.157981 1.103523 1.000000	$ $ $	0.561308 1.157981 1.103523	24,734.299 0.000 0.000

Gartmore NVIT Developing Markets Fund Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.694821 1.189876 1.000000	$ $ $	0.708869 1.694821 1.189876	5,385,364.911 0.000 0.000

Vanguard – Equity Index Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.179230 1.127446 1.000000	$ $ $	0.738117 1.179230 1.127446	30,184.947 39,345.507 39,345.507

Vanguard – Mid-Cap Index Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.138758 1.080976 1.000000	$ $ $	0.657625 1.138758 1.080976	0.000 3,397.341 3,408.406

Vanguard – REIT Index Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.034794 1.250124 1.000000	$ $ $	0.644500 1.034794 1.250124	29,552.253 0.000 0.000

Vanguard – International Subaccount Inception Date May 1, 2007	2008 2007	$ $	1.080202 1.000000	$ $	0.590557 1.080202	482,097.074 0.000

49

0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Vanguard – Short-Term Investment-Grade Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.093513 1.039141 1.000000	$ $ $	1.047852 1.093513 1.039141	22,439.326 0.000 0.000

Vanguard – Total Bond Market Index Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.101109 1.036977 1.000000	$ $ $	1.150048 1.101109 1.036977	20,154,916.538 175,583.172 175,599.481

Wanger International Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.441430 1.248623 1.000000	$ $ $	0.778257 1.441430 1.248623	0.000 0.000 0.000

Wanger USA Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.070743 1.023661 1.000000	$ $ $	0.640989 1.070743 1.023661	0.000 0.000 0.000

WFAVT Small/Mid Cap Value Fund Subaccount Inception Date February 2, 2006	2008 2007 2006	$ $ $	1.037219 1.052357 1.000000	$ $ $	0.570847 1.037219 1.052357	0.000 0.000 0.000

(1)	On or about May 1, 2009, Transamerica Capital Guardian Global VP will merge into Transamerica Templeton Global VP, pending shareholder approval.
(2)	Formerly known as AllianceBernstein Global Technology Portfolio.
(3)	Formerly known as Credit Suisse International Focus Portfolio
(4)	Formerly known as Credit Suisse Small Cap Core I Portfolio.
(5)	Federated American Leaders Fund II. This subaccount was formerly managed by Federated Equity Management Company of Pennsylvania.

50

APPENDIX B

ARCHITECT GUARANTEED LIFETIME WITHDRAWAL BENEFIT

TOTAL WITHDRAWAL BASE ADJUSTMENTS

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount that are made in a single calendar year will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount that are made in a single calendar year will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the maximum annual withdrawal amount remaining before the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but before to the withdrawal of the excess amount; and

C	is the total withdrawal base before the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, two parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Total withdrawal base (“TWB”)
2.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (“Non-Excess” Withdrawal):

Assumptions:

You	= Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means the Income Benefit Percentage is 4.5%.

TWB at rider issue = $100,000

TWB at time withdrawals begin = $100,000

4.5% withdrawal (“WD”) beginning 10 years from the rider date would be $4,500 (4.5% of the then-current $100,000 total withdrawal base)

WD	= $4,500

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) =   $90,000 in 10 years

Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $4,500 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $4,500, the total withdrawal base does not change.

Example 2 (“Excess” Withdrawal):

Assumptions:

You	= Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means the Income Benefit Percentage is 4.5%.

51

TWB at rider issue = $100,000

TWB at time withdrawals begin = $100,000

4.5% WD beginning 10 years from the rider date would be $4,500 (4.5% of the then-current $100,000 total withdrawal base)

WD	= $10,000
EWD	= $5,500 ($10,000 - $4,500)
PV	= $90,000 in 10 years

Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $4,500 = $5,500 (the excess withdrawal amount)

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted and a new lower maximum annual withdrawal amount must be computed. Had the withdrawal for this example not been more than $4,500, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $4,500. However, because an excess withdrawal has been taken, the total withdrawal base and, consequently, the maximum annual withdrawal amount, will decline.

New total withdrawal base:

Step One. The total withdrawal base is reduced by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 4.5% WD)) * TWB before any adjustments
2.	($5,500 / ($90,000 - $4,500)) * $100,000 = $6,432.75

Step Three. Which is larger, the actual $5,500 excess withdrawal amount or the $6,432.75 pro rata amount?

$6,432.75 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $6,432.75 = $93,567.25

Result. The new total withdrawal base is $93,567.25

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (as a result of the excess withdrawal), we have to calculate a new maximum annual withdrawal amount that will be available starting on the next January 1st. This calculation assumes no more activity before the next January 1st.

Step One. What is the new maximum annual withdrawal amount?

$93,567.25 (the adjusted total withdrawal base) * 4.5% = $4,210.53

Result. Going forward, the maximum you can take out in a year is $4,210.53 without causing an excess withdrawal that would further reduce of the total withdrawal base.

52

TFLIC SEPARATE ACCOUNT VNY

STATEMENT OF ADDITIONAL INFORMATION

for the

THE ADVISOR’S EDGE® NY VARIABLE ANNUITY

Offered by

Transamerica Financial Life Insurance Company

(A New York Stock Company)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor’s Edge® NY Variable Annuity policy (the “Policy”) offered by Transamerica Financial Life Insurance Company (the “Company” or “TFLIC”). You may obtain a copy of the Prospectus dated May 1, 2009, by calling 800-866-6007 or by writing to our Administrative and Service Office, at 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

May 1, 2009

2

GLOSSARY OF TERMS

Accumulation Unit – An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Administrative and Service Office – Transamerica Financial Life Insurance Company, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. 800-866-6007

Annuitant – The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date – The date upon which annuity payments are to commence. This date may be any date at least one year after the Policy Date and may not be later than the last day of the Policy Month following the month in which the annuitant attains age 95(the “maximum annuitization date”) , except expressly allowed by TFLIC.

Annuity Payment Option – A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit – An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary – The person who has the right to the death benefit set forth in the Policy.

Business Day – A day when the New York Stock Exchange is open for business.

Code – The Internal Revenue Code of 1986, as amended.

Enrollment form – A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Good Order – An instruction that TFLIC receives that is sufficiently complete and clear – along with all necessary forms, information and supporting legal documentation, including any required spousal or joint owner’s consents – so that TFLIC does not need to exercise any discretion to follow such instruction. All orders requesting a partial or full withdrawal, a transfer, a death benefit, or other transaction or change, must be in good order.

Nonqualified Policy – A Policy other than a qualified policy.

Owner (Policy Owner, You, Your) – The individual or entity that owns an individual Policy.

Policy – The individual Policy.

Policy Date – The date shown on the policy data page attached to the Policy and the date on which the Policy becomes effective.

Policy Value – On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium Payments; minus

•	partial withdrawals; plus or minus

•	accumulated gains or losses in the separate account; minus

•	services charges, premium taxes, if applicable, rider fees, and transfer fees, if any.

Policy Year – A policy year begins on the policy date and on each anniversary thereof.

Premium Payment – An amount paid to TFLIC by the Owner or on the Owner’s behalf as consideration for the benefits provided by the Policy.

Qualified Policy – A Policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

3

Separate Account – TFLIC Separate Account VNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which Premium Payments under the policies may be allocated.

Service Charge – An annual charge on each Policy Anniversary for policy maintenance and related administrative expenses.

Subaccount – A subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner – A person appointed by the Owner to succeed to ownership of the Policy in the event of the death of the Owner who is not the Annuitant before the annuity commencement date.

Valuation Period – The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Variable Annuity Payments – Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request – Written notice that is signed by the owner, is in good order and received at the Administrative and Services Office, and that gives TFLIC the information it requires. For some transactions, TFLIC may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that TFLIC establishes for such notices.

[THIS SPACE INTENTIONALLY LEFT BLANK]

4

THE POLICY—GENERAL PROVISIONS

OWNER

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the Initial Premium Payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of TFLIC; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless TFLIC has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless TFLIC has received written notice of the trust as a successor owner signed before the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by TFLIC.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, however, TFLIC is not responsible for payments made or other action taken before the change is recorded. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the policy value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the successor owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between TFLIC and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

NON-PARTICIPATING

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of TFLIC.

5

MISSTATEMENT OF AGE OR GENDER

TFLIC may require proof of age and gender before making Annuity Payments. If the Annuitant's stated age, gender or both in the Policy are incorrect, TFLIC will change the annuity benefits payable to those benefits which the Premium Payments would have purchased for the correct age and gender. In the case of correction of the stated age and/or gender after payments have commenced, TFLIC will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Policy may be assigned by you before the Annuity Date and during the Annuitant's lifetime. TFLIC is not responsible for the validity of any assignment. No assignment will be recognized until TFLIC receives, in good order at the Adminnistrative and Service Office, the appropriate TFLIC form notifying TFLIC of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. TFLIC shall not be liable as to any payment or other settlement made by TFLIC before receipt of the appropriate TFLIC form.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

In order to supplement the description in the Prospectus, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the Policy Owner and based on an assumed interest rate of 5%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days before the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

(a) =	the Annuity Unit Value for the immediately preceding Business Day;

(b) =	the Net Investment Factor for the day;

(c) =	the investment result adjustment factor (.99986634 per day), which recognizes an assumed interest rate of 5% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount resulting from:

(a) =	any increase or decrease in the value of the Subaccount attributableto investment results;

(b) =	a daily charge assessed at an annual rate of 0.40% for the mortality and expense risks assumed by TFLIC of the value of the Subaccount;

6

(c) =	a daily charge for the cost of administering the Policy corresponding to an annual charge of 0.15% of the value of the Subaccount.

The Annuity Tables contained in the Policy are based on the A2000 Table, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females) at the minimum guaranteed interest rate.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by us, however, in good order at least ten Business Days before the first payment date on which the exchange is to take effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the “Exchange Date”). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $10 fee in the future for exchanges in excess of twelve per Policy Year.

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, TFLIC will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.

DEATH BENEFIT

Adjusted Partial Surrender. In the event of a partial surrender of your Policy, the amount of your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The amount of the reduction depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender is multiplied by the adjustment factor, which is current death proceeds before the surrender divided by the current policy value before the surrender, where death proceeds equal the maximum of policy value and guaranteed minimum death benefit.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

EXAMPLE 1 (Assumed Facts for Example)
$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
$15,000	requested surrender
$22,500	adjusted partial surrender = 15,000 * (75,000/50,000)
$52,500	new guaranteed minimum death benefit (after surrender) = 75,000 - 22,500
$35,000	new policy value (after surrender)=50,000 – 15,000

Summary:

Reduction in guaranteed minimum death benefit	= $22,500
Reduction in policy value	= $15,000

Note: The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just before the surrender.

7

EXAMPLE 2 (Assumed Facts for Example)
$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death proceeds
$15,000	requested surrender
$15,000	reduction in policy value = $15,000
$15,000	adjusted partial surrender = $15,000 * (75,000/75,000)
$35,000	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,000
$60,000	new policy value (after surrender) = 75,000 – 15,000

Summary:

Reduction in guaranteed minimum death benefit	= $15,000
Reduction in policy value	= $15,000

Note: The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was higher than the guaranteed minimum death benefit just before the surrender.

PERFORMANCE INFORMATION

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [((Base Period Return)+1)365/7]-1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

YIELD = 2[(a-b + 1)6-1]

cd

Where:

[a]	equals the net investment income earned during the period by the Portfolio attributable to shares owned by a subaccount;
[b]	equals the expenses accrued for the period (net of reimbursement);
[c]	equals the average daily number of Units outstanding during the period; and
[d]	equals the maximum offering price per Accumulation Unit on the last day of the period.

8

Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the subaccounts, TFLIC will show the “Standardized Average Annual Total Return,” calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

P(1+T)n=ERV

Where:

[P]	equals a hypothetical initial Premium Payment of $1,000;
[T]	equals an average annual total return;
[n]	equals the number of years; and
[ERV]	equals the ending redeemable value of a hypothetical $1,000 Premium Payment made at the beginning of the period (or fractional portion thereof).

There are no average annual total returns for periods from inception of the subaccounts to December 31, 2005 because the subaccounts had not commenced operations as of December 31, 2005

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

TFLIC may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed.

NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

TFLIC may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified Premium Payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses, and 12b-1 fee, if applicable, restated as if the 12b-1 fee had been in existence from the inception date. However, they do not include the Annual Policy Fee, any Premium Taxes (if any), which, if included, would reduce the percentages reported.

9

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

TFLIC may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

PERFORMANCE COMPARISONS

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Transamerica Financial Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each subaccount's performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

•	quality of underlying investments;

•	average maturity of underlying investments;

•	type of instruments in which the Portfolio is invested;

•	changes in interest rates and market value of underlying investments;

•	changes in Portfolio expenses; and

•	the relative amount of the Portfolio's cash flow.

From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

•

Dow Jones Industrial Average (“DJIA”), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

•

Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's

10

index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor's figures.

•

Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

•

Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

•

Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

•

Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

•

Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

•

Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

•

Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

•

Standard & Poor's Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

•

Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

•	The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Portfolios' Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by TFLIC. The assets are kept physically segregated and held separate and apart from TFLIC's general account assets. The general account contains all of the assets of TFLIC. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

11

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

DISTRIBUTION REQUIREMENTS

The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion most be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise. The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that in order for a non-qualified variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. TFLIC has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

OWNER CONTROL

In some circumstances, owners of variable contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts as a result of their ability to exercise the investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Policies, such as the flexibility of a policy owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Policies do not give policy owners investment control over separate account assets, we reserve the right to modify the Policies as necessary to prevent a policy owner from being treated as the owner of the separate account assets supporting the Policy.

12

WITHHOLDING

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Policy to a tax-qualified plan, IRA or tax sheltered annuity, or to a governmental 457 plan that agrees to separately account for rollover contributions. Different withholding requirements may apply in the case of non-United States persons.

QUALIFIED POLICIES

The qualified policy is designed for use with several types of tax-qualified retirement plans. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/ 2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.

If you are attempting to satisfy minimum required distribution rules through partial withdrawals, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

We may make available, as options under the policy, certain guaranteed minimum withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

TFLIC makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

INDIVIDUAL RETIREMENT ANNUITIES

In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total Premium Payments for any calendar year may not exceed $5,000 ($6,000 if age 50

13

or older), except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 ; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance policy, but tax regulations allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the Premium Payments paid or the policy value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $120,000 for single filers, $176,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $5,000 ($6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

SECTION 403(b) PLANS

Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. For policies issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

If your policy was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals or transfers you request comply with applicable tax

14

requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

NON-NATURAL PERSONS

Pursuant to Section 72(u) of the Code, an annuity policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code, accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Premium Payment; instead, such policies are taxed as described above under the heading “Taxation of Annuities.”

TAXATION OF TFLIC

TFLIC at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of TFLIC and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

STATE REGULATION OF TFLIC

TFLIC is a stock life insurance company organized under the laws of New York, and is subject to regulation by the New York Department of Insurance. An annual statement is filed with the New York Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of TFLIC as of December 31st of the preceding calendar year. Periodically, the New York Commissioner of Insurance examines the financial condition of TFLIC, including the liabilities and reserves of the Separate Account the operations of TFLIC are also examined periodically by the National Association of Insurance Commissioners. In addition, TFLIC is subject to regulation under the insurance laws of the other jurisdictions in which it may operate.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by TFLIC. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, TFLIC will mail to all Policy Owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports as required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments TFLIC sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

15

Transamerica Capital, Inc. (“TCI”) serves as principal underwriter for the policies. TCI’s home office is located at 4600 S. Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI, like TFLIC, is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of FINRA. TCI is not a member of the Securities Investor Protection Corporation.

The Policies are offered to the public through fee-only advisors who are not paid a commission. The Policies are also offered to the public through broker-dealers ("selling firms") that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies. During fiscal year 2008, 2007 and 2006, TCI paid no amounts in commissions in connection with the sale of the Policies.

LEGAL MATTERS

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2008 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of TFLIC at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor’s Edge NY Policy Owners as of December 31, 2008, and for the periods indicated thereon, including the Report of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements and schedules of Transamerica Financial Life Insurance Company as of December 31, 2008, and 2007, and for each of the three years in the period ended December 31, 2008, including the Reports of Independent Registered Public Accounting Firm thereon, also are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor’s Edge NY Policy Owners and should be considered only as bearing on the ability of TFLIC to meet its obligations under the Policies. They should not be considered as bearing on the safety or investment performance of the assets held in the Separate Account.

16

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Financial Life Insurance Company

Years Ended December 31, 2008, 2007 and 2006

Transamerica Financial Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2008, 2007 and 2006

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Financial Life Insurance Company (the Company) as of December 31, 2008 and 2007, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2008. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Financial Life Insurance Company at December 31, 2008 and 2007, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2008.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Financial Life Insurance Company at December 31, 2008 and 2007, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2008, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 2, 2009

1

Report of Independent Auditors on Other Financial Information

The Board of Directors

Transamerica Financial Life Insurance Company

Our audits were conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The accompanying supplemental schedule of selected statutory-basis financial data and supplemental investment disclosures are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual and are not a required part of the statutory-basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory-basis financial statements and, in our opinion, is fairly stated in all material respects in relation to the statutory-basis financial statements taken as a whole.

This report is intended solely for the information and use of the Company and state insurance departments to whose jurisdiction the Company is subject and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Ernst & Young LLP

April 2, 2009

2

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	December 31
	2008	2007
Admitted assets
Cash and invested assets:
Bonds
Affiliated entities	$—	$5,000
Unaffiliated	6,460,209	5,743,314
Preferred stocks	179,333	155,785
Common stocks
Affiliated entities (cost: 2008 - $3,288 ; 2007 - $1,762)	3,472	2,107
Unaffiliated (cost: 2008 - $2,579; 2007 - $3,777)	1,218	16,183
Mortgage loans on real estate	1,174,686	1,174,369
Real estate	5,006	—
Policy loans	56,962	49,804
Cash, cash equivalents and short-term investments	940,429	740,228
Derivatives	229,891	6,322
Other invested assets	130,446	106,004
Other invested asset receivable	20,000	—

Total cash and invested assets	9,201,652	7,999,116
Premiums deferred and uncollected	69,755	89,796
Due and accrued investment income	86,827	75,511
Net deferred income tax asset	22,230	15,104
Reinsurance receivable	21,422	37,076
Federal income tax recoverable	74,182	—
Receivable from parent, subsidiaries and affiliates	64,189	22,117
Accounts receivable	93,315	97,510
Other admitted assets	4,842	4,123
Separate account assets	9,108,569	9,431,392

Total admitted assets	$18,746,983	$17,771,745

3

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	December 31
	2008	2007
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$1,020,415	$942,064
Annuity	6,867,636	5,710,310
Accident and health	106,652	35,933
Policy and contract claim reserves:
Life	77,182	85,423
Annuity	558	328
Accident and health	15,956	13,596
Liability for deposit-type contracts	306,717	284,489
Other policyholders’ funds	931	910
Transfers to (from) separate accounts due or accrued	12,081	(14,204)
Remittances and items not allocated	226,912	197,581
Asset valuation reserve	83,891	101,179
Interest maintenance reserve	40,958	38,454
Funds held under coinsurance and other reinsurance treaties	1,062	9,285
Reinsurance in unauthorized companies	26,135	19,467
Commissions and expense allowances payable on reinsurance assumed	11,551	11,650
Payable for securities	—	935
Payable to affiliates	49,705	62,963
Federal and foreign income taxes payable	—	1,011
Other liabilities	46,946	28,385
Separate account liabilities	9,090,611	9,428,691

Total liabilities	17,985,899	16,958,450
Capital and surplus:
Common stock, $125 per share par value, 16,466 shares authorized, issued and outstanding	2,058	2,058
Preferred stock, $10 per share par value, 44,175 shares authorized, issued and outstanding	442	442
Surplus notes	150,000	—
Paid-in surplus	849,475	601,519
Special surplus	2,235	3,791
Unassigned surplus (deficit)	(243,126)	205,485

Total capital and surplus	761,084	813,295

Total liabilities and capital and surplus	$18,746,983	$17,771,745

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$380,506	$374,806	$379,741
Annuity	4,161,192	3,109,527	2,153,973
Accident and health	55,625	55,118	53,652
Net investment income	465,217	427,355	417,646
Amortization of interest maintenance reserve	3,803	5,846	9,968
Commissions and expense allowances on reinsurance ceded	58,708	60,183	55,505
Income from fees associated with investment management, administration and contract guarantees for separate accounts	67,062	71,419	68,205
Reinsurance reserve adjustment	—	—	(546)
Consideration on reinsurance transaction	30,375	15,520	20,198
Other income	15,373	9,871	4,102

	5,237,861	4,129,645	3,162,444
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	307,113	282,502	317,136
Annuity benefits	98,944	62,548	61,567
Surrender benefits	2,727,901	2,724,328	2,747,378
Other benefits	15,351	17,254	15,281
Increase (decrease) in aggregate reserves for policies and contracts:
Life	35,730	37,066	49,098
Annuity	1,195,782	119,658	(125,069)
Accident and health	70,718	310	9,433

	4,451,539	3,243,666	3,074,824
Insurance expenses:
Commissions	155,498	127,354	130,659
General insurance expenses	125,036	98,975	86,676
Taxes, licenses and fees	7,761	8,763	6,048
Net transfers to (from) separate accounts	877,216	456,130	(279,236)
Experience refunds	8,160	45,429	17,314
Interest on surplus notes	6,250	—	—
Other expenses (benefits)	6,560	(3,848)	511

	1,186,481	732,803	(38,028)

Total benefits and expenses	5,638,020	3,976,469	3,036,796

Gain (loss) from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	(400,159)	153,176	125,648
Dividends to policyholders	3	6	—

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses) on investments	(400,162)	153,170	125,648
Federal income tax expense (benefit)	(25,620)	36,347	27,475

Gain (loss) from operations before net realized capital gains on investments	(374,542)	116,823	98,173
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts tranferred to/from interest maintenance reserve)	27,212	7,937	(4,906)

Net income (loss)	$(347,330)	$124,760	$93,267

See accompanying notes.

5

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Special Surplus	Unassigned Surplus/ (Deficit)	Total Capital and Surplus
Balance at January 1, 2006	$2,058	$442	$—	$601,671	$3,526	$194,399	$802,096
Net income (loss)	—	—	—	—	(701)	93,968	93,267
Change in nonadmitted assets	—	—	—	—	—	(11,352)	(11,352)
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	(369)	(369)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	(1,363)	(1,363)
Change in asset valuation reserve	—	—	—	—	—	(10,516)	(10,516)
Change in net deferred income tax asset	—	—	—	—	—	17,113	17,113
Change in surplus as result of reinsurance	—	—	—	—	—	(995)	(995)
Cumulative effect of change in accounting principles	—	—	—	—	—	(40)	(40)
Change in surplus in separate accounts	—	—	—	—	—	(223)	(223)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	459	—	—	459

Balance at December 31, 2006	2,058	442	—	602,130	2,825	280,622	888,077
Net income	—	—	—	—	966	123,794	124,760
Change in nonadmitted assets	—	—	—	—	—	32,372	32,372
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	12,415	12,415
Change in net unrealized foreign capital gains/losses, net of tax	—	—	—	—	—	11	11
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	(13,594)	(13,594)
Change in asset valuation reserve	—	—	—	—	—	(10,695)	(10,695)
Change in net deferred income tax asset	—	—	—	—	—	(21,027)	(21,027)
Change in surplus as result of reinsurance	—	—	—	—	—	(995)	(995)
Change in surplus in separate accounts	—	—	—	—	—	2,582	2,582
Dividends to stockholders	—	—	—	—	—	(200,000)	(200,000)
Return of capital related to stock appreciation rights plan of indirect parent	—	—	—	(611)	—	—	(611)

Balance at December 31, 2007	$2,058	$442	$—	$601,519	$3,791	$205,485	$813,295

6

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Special Surplus	Unassigned Surplus/ (Deficit)	Total Capital and Surplus
Balance at December 31, 2007	$2,058	$442	$—	$601,519	$3,791	$205,485	$813,295
Net loss	—	—	—	—	(1,556)	(345,774)	(347,330)
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	134,817	134,817
Change in net unrealized foreign capital gains/losses, net of tax	—	—	—	—	—	(20)	(20)
Change in nonadmitted assets	—	—	—	—	—	(45,718)	(45,718)
Change in asset valuation reserve	—	—	—	—	—	17,288	17,288
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	(6,668)	(6,668)
Change in reserve on account of change in valuation basis	—	—	—	—	—	(42,622)	(42,622)
Surplus contributed to separate account	—	—	—	—	—	(249)	(249)
Other changes in surplus in separate account statement	—	—	—	—	—	15,257	15,257
Capital contribution	—	—	—	250,000	—	—	250,000
Dividends to stockholders	—	—	—	—	—	(300,000)	(300,000)
Change in deferred income tax asset	—	—	—	—	—	98,934	98,934
Change in surplus as result of reinsurance	—	—	—	—	—	(995)	(995)
Change in surplus notes	—	—	150,000	—	—	—	150,000
Correction of an error - Guaranteed Minimum Withdrawal Benefits reserves	—	—	—	—	—	38,457	38,457
Correction of interest on taxes	—	—	—	—	—	368	368
Change in deferred premiums - reserve valuation change	—	—	—	—	—	(11,686)	(11,686)
Return of capital related to stock appreciation rights plan of indirect parent	—	—	—	(2,044)	—	—	(2,044)

Balance at December 31, 2008	$2,058	$442	$150,000	$849,475	$2,235	$(243,126)	$761,084

See accompanying notes.

7

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
Operating activities
Premiums collected, net of reinsurance	$4,599,638	$3,556,342	$2,581,640
Net investment income	461,860	450,723	440,921
Miscellaneous income	175,253	144,342	326,678
Benefit and loss related payments	(3,192,336)	(3,122,787)	(3,168,580)
Net transfers (to) from separate accounts	(850,932)	(471,971)	277,836
Commissions, expenses paid and aggregate write-ins for deductions	(307,351)	(265,689)	(226,521)
Dividends paid to policyholders	(3)	(6)	—
Federal and foreign income taxes paid	(46,009)	(52,475)	(8,119)

Net cash provided by operating activities	840,120	238,479	223,855
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	2,285,133	3,515,383	3,953,279
Preferred stock	6,004	61,968	67,383
Common stock	9,081	85,304	61,034
Mortgage loans	59,130	164,207	81,313
Other invested assets	34,149	24,243	6,964
Miscellaneous proceeds	62,843	16,332	3,989

Total investment proceeds	2,456,340	3,867,437	4,173,962
Costs of investments acquired:
Bonds	(3,079,265)	(2,991,765)	(3,711,556)
Preferred stock	(7,927)	(69,961)	(95,149)
Common stock	(3,657)	(26,536)	(29,369)
Mortgage loans	(59,840)	(277,482)	(353,100)
Real estate	(5,006)	—	—
Other invested assets	(67,664)	(41,803)	(53,554)
Miscellaneous applications	(4,781)	(11,237)	(17,060)

Total cost of investments acquired	(3,228,140)	(3,418,784)	(4,259,788)
Net increase in policy loans	(7,105)	(3,353)	(2,614)

Net cost of investments acquired	(3,235,245)	(3,422,137)	(4,262,402)

Net cash provided by (used in) investing activities	(778,905)	445,300	(88,440)

8

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
Financing and miscellaneous activities
Net deposits on deposit-type contracts and other insurance liabilities	$74,461	$62,521	$(15,910)
Borrowed funds received (returned)	—	(73,684)	73,683
Dividends to stockholders	(300,000)	(200,000)	—
Capital contribution	250,000	—	—

Surplus notes	150,000	—	—
Funds withheld under reinsurance treaties with unauthorized reinsurers	8,223	(1,968)	(201,054)
Other cash provided (used)	(43,698)	40,226	75,517

Net cash provided by (used in) financing and miscellaneous activities	138,986	(172,905)	(67,764)

Net increase in cash and short-term investments	200,201	510,874	67,651
Cash, cash equivalents and short-term investments:
Beginning of year	740,228	229,354	161,703

End of year	$940,429	$740,228	$229,354

See accompanying notes.

9

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is majority owned by AEGON USA, LLC. (AEGON) and minority owned by Transamerica Life Insurance Company (TLIC). Both AEGON and TLIC are indirect, wholly owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company primarily sells fixed and variable pension and annuity products, group life coverages, life insurance, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Prior to 2008, fair value for statutory purposes was based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP was based on indexes, third party pricing services, brokers, external fund managers and

10

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

internal models. In 2008, the NAIC adopted regulation allowing insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. Therefore, effective with the December 31, 2008 reporting period, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, all derivatives are reported on the balance sheet at fair value. The effective and ineffective portions of a single hedge are accounted for separately, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value. The change in fair value for cash flow hedges is credited or charged directly to unassigned surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

11

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances for mortgage loans are established, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

12

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily deferred tax assets, agent debit balances, amounts recoverable from reinsurers and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received, and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue, and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

13

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are non- admitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years and a valuation allowance is established for deferred income tax assets not expected to be realizable.

Goodwill: Goodwill is admitted subject to an aggregate limitation of 10 percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be recognized under GAAP.

14

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Surplus Notes: Surplus notes are reported as surplus rather than liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: If collateral is restricted and not available for the general use of the Company, an asset and related liability are not recorded on the balance sheet. However, if the collateral is not restricted and is available for general use, the Company is required to record the asset and related liability. Under GAAP, the asset and related liability must be recorded for collateral under the control of the Company, regardless of any restrictions on the collateral.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed a NAIC 6 designation, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with a NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Investments in preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost, amortized cost or fair value as determined by the SVO, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

15

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Beginning in 2006, hybrid securities, not classified as debt by the SVO, are reported as preferred stock. Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. Reclassifications of securities from bonds to preferred stock have been made by the Company in the amount of $24,954, $1,974 and $113,292 as of December 31, 2008, 2007 and 2006, respectively, due to the SVO identification of such securities. Although the classification has changed, these hybrid securities continue to meet the definition of a bond, in accordance with Statement of Statutory Accounting Principles (SSAP) No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating.

Common stocks of unaffiliated companies are reported at fair value as determined by the SVO, and the related unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses reported in unassigned surplus along with any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

16

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company has minor ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee. The Company recognized impairment write-downs for its investments in joint ventures and limited partnerships of $893 for the year ended December 31, 2008. The Company did not recognize any impairment write-down for its investments in limited partnerships during the years ended December 31, 2007 and 2006. These write-downs are included in net realized capital gains (losses) within the statement of operations.

Investments in Low Income Housing Tax Credit (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2008 and 2007, the Company excluded investment income due and accrued of $773 and $607, respectively, with respect to such practices.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

17

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative Instruments

Swaps that are designated in hedging relationships and meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, on the financial statements with any premium or discount amortized into income over the life of the contract. For foreign currency swaps, the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Futures are marked to market on a daily basis, and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, a premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The carrying value of derivative instruments is reflected in either the derivatives line or the other liabilities line within the balance sheet, depending upon the net balance of the derivatives as of the end of the reporting period. As of December 31, 2008 and 2007, respectively, derivatives in the amount of $229,891 and $6,322 were reflected in the derivatives line within the balance sheet.

Separate Accounts

The majority of the separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended as open-ended, diversified, management investment companies.

18

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at market value. With the exception of some guaranteed separate accounts, the investment risks associated with market value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the statements of operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $2,674,704, $1,919,366 and $1,481,491, in 2008, 2007 and 2006, respectively. In addition, the Company received $67,062, $71,419 and $68,205, in 2008, 2007 and 2006, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. For more recent issues, the Company returns any portion of the final premium beyond the date of death.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

19

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.0 to 7.25 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.5 to 8.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed interest contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

During 2008, the Company updated the valuation process which included conversion to the Prophet valuation system, subject to existing contractual mirror reserving requirements. Previously, reserves were determined by applying client reported data, with a one quarter of a year lag, against current in force volumes. The new method calculates the reserves directly (using Prophet) based on the current in force. The change in valuation process resulted in an increase in reserves in the amount of $42,622, with a corresponding decrease in deferred premiums of $11,686. The change in reserves has been credited directly to unassigned surplus.

20

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reported as premiums, benefits or changes in reserves in the statement of operations.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the policies. Considerations received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

21

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2008, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an expense (benefit) of $(2,049), $(926) and $345 for the years ended December 31, 2008, 2007 and 2006, respectively. In addition, the Company recorded an adjustment to surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $5, $315 and $114 for years ended December 31, 2008, 2007 and 2006, respectively.

Recent Accounting Pronouncements

In November 2008, the NAIC issued SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments. This statement establishes statutory accounting principles for impairment analysis and subsequent valuation of loan-backed and structured securities. Prior to SSAP No. 98, loan-backed and structured securities were evaluated for impairment based upon undiscounted cash flows in accordance with SSAP No. 43, Loan-backed and Structured Securities. SSAP No. 98 requires the use of the present value of the anticipated future cash flows for this purpose. This will result in increased other-than-temporary impairments (OTTI) for certain loan-backed and structured settlement securities. The Company expects to adopt SSAP No. 98 for the period ending September 30, 2009. The adoption of this statement shall be accounted for prospectively, and therefore there was no impact to the Company’s financials at December 31, 2008. The impact to the Company’s financials upon adoption has not yet been determined.

22

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

In September 2008, the NAIC issued SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. This statement establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI. Prior to SSAP No. 99, the Company’s investments in OTTI were reported in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, SSAP No. 32, Investments in Preferred Stock and SSAP No. 43, Loan-backed and Structured Securities. The Company adopted SSAP No. 99 on January 1, 2009. The adoption of this statement shall be accounted for prospectively and therefore there was no impact to the Company’s financials at adoption.

Reclassifications

Certain reclassifications have been made to the 2007 and 2006 financial statements to conform to the 2008 presentation.

2. Accounting Changes and Corrections of Errors

Per Actuarial Guideline 39 (AG 39), reserves are held equal to the sum of charges collected with respect to the Guaranteed Minimum Withdrawal Benefits (GMWB) in force. Until 2008, the Company held certain reserves with respect to policies that had surrendered or died. Further, such charges had accumulated with interest. The impact of the correction of the reserve valuation on this group of policies was to reduce the GMWB reserve (included within aggregate reserves for policies and contracts) and increase surplus by $38,457.

Effective January 1, 2008, the Company modified the way it recorded interest on income taxes. Prior to January 1, 2008, interest on income taxes was included as a net amount (after federal tax benefit) within federal and foreign income taxes recoverable. Effective January 1, 2008, the gross amount of interest was included in taxes, licenses, and fees due and accrued, which is part of other liabilities, and the related deferred tax asset was included in net deferred income tax asset. The Company reported an increase in unassigned surplus of $368 as of January 1, 2008 related to this change.

23

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes and Corrections of Errors (continued)

Effective January 1, 2006, the Company adopted SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored Low Income Housing Tax Credit (LIHTC) properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies and SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities and carried at audited GAAP equity. The cumulative effect is the difference between the audited GAAP equity amount at December 31, 2005 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $40 at January 1, 2006.

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-term Investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Investment Securities: Fair values for investment securities are based on unit prices published by the SVO or, in the absence of SVO published unit prices or when amortized cost is used by the SVO as the unit price, quoted market prices by other third party organizations, where available.

For fixed maturity securities (including preferred stock) not actively traded, fair values prior to 2008 were based on the price published by the Securities Valuation Office of the NAIC (SVO) if available. In 2008, the NAIC adopted regulation allowing insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. Therefore, effective with the December 31, 2008 reporting period, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

24

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: The fair value of policy loans is assumed to equal its carrying amount.

Interest Rate Swaps and Credit Swaps: Estimated fair values of interest rate swaps and credit swaps are based on the pricing models or formulas using current assumptions.

Separate Account Assets: The fair values of separate account assets are based on quoted market prices.

Investment Contracts: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Separate Account Annuity Liabilities: The fair value of separate account annuity liabilities approximate the market value of the separate account assets.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

25

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s unaffiliated financial instruments:

	December 31
	2008		2007
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents and short-term investments, other than affiliates	$841,529	$841,529	$618,428	$618,428
Bonds, other than affiliates	6,460,209	5,627,972	5,743,314	5,712,081
Preferred stocks, other than affiliates	179,333	102,391	155,785	151,975
Common stocks, other than affiliates	1,218	1,218	16,183	16,183
Mortgage loans on real estate, other than affiliates	1,149,481	1,097,197	1,148,869	1,160,755
Policy loans	56,962	56,962	49,804	49,804
Derivatives:
Interest rate caps	3	3	19	19
Interest rate swaps	228,786	233,071	8,090	12,019
Currency swaps	(1,366)	1,192	(2,354)	(976)
Foreign currency forward	2,481	2,481	567	567
Credit default swaps	(13)	(70)	—	45
Separate account assets	9,108,569	9,078,299	9,431,392	9,423,022
Liabilities
Investment contract liabilities	6,465,498	6,394,144	5,258,703	5,156,842
Separate account annuity liabilities	8,857,910	8,789,462	9,200,295	9,210,411

26

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Included in the Company’s financial statements are certain investment-related financial instruments that are carried at fair value on a recurring basis. The Company also holds other financial instruments that are measured at fair value on a non-recurring basis; including impaired financial instruments, such as bonds and preferred stock that are carried at the lower of cost or market. Under Statutory Accounting practice, the Company calculates the fair value of affiliated common stock based on the equity method of accounting; as such, it is not included in the fair value measurement disclosures.

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input employed.

27

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SFAS No. 157, Fair Value Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

28

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Financial assets and liabilities measured at fair value on a recurring basis

The following table provides information as of December 31, 2008 about the Company’s financial assets and liabilities measured at fair value on a recurring basis.

	2008
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments(a)	$—	$835,160	$—	$835,160
Derivative assets	—	230,778	—	230,778
Separate Account assets(b)	9,078,299	—	—	9,078,299

Total assets	$9,078,299	$1,065,938	$—	$10,144,237

(a)	Short-term Investments are carried at amortized cost; which approximates fair value.

(b)	Separate Account assets are carried at the net asset value provided by the fund managers.

During 2008, the Company did not report any assets in Level 3 on a recurring basis.

Assets measured at fair value on a non-recurring basis

During 2008, the Company reported the following financial instruments on a non-recurring basis.

Description	December 31, 2008	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains/ (Losses)
Fixed Maturities	$26,575	—	13,697	12,878	$(22,223)
Equity Securities	1,218	—	1,218	—	(358)
Derivative Liabilities	336	—	336	—	—

Level 2 - Financial Assets and Liabilities

Fair values of securities reported in this category are largely provided by independent pricing services, or are calculated by the Company using a matrix pricing model. Where independent pricing services provide fair values, the Company has obtained an understanding of the methods, models and inputs used in pricing, and have controls in place to validate that amounts provided represent current fair values.

Fixed maturities and equity securities that have been impaired, but are not being reported at an NAIC 6 rating are reported as non-recurring.

29

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Derivatives may not always be measured at fair value due to hedge accounting assessment results. If derivatives pass hedge accounting, they are not fully marked to market.

Level 3 - Financial Assets

The Company classifies certain broker quoted or impaired securities in Level 3. Fair values for the securities classified in Level 3 are at the lower of cost or market value.

In certain circumstances, the Company will obtain non-binding broker quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investment will be classified as Level 2. If not, the investments are classified as Level 3 due to the broker’s valuation process.

Investments, which have a designation of NAIC 6, are considered to be impaired. They are reported at the lower of cost or market, with gains/ (losses) included in net income.

30

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments

The carrying amount and estimated fair value of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2008
Unaffiliated bonds:
United States Government and agencies	$447,628	$45,077	$48	$1,163	$491,494
State, municipal and other government	90,051	1,270	17,069	9,715	64,537
Public utilities	448,764	5,901	17,717	12,615	424,333
Industrial and miscellaneous	3,299,873	41,905	133,059	198,739	3,009,980
Mortgage and other asset-backed securities	2,173,893	6,079	381,431	160,913	1,637,628

	6,460,209	100,232	549,324	383,145	5,627,972
Unaffiliated preferred stocks	179,333	—	48,414	28,528	102,391

	$6,639,542	$100,232	$597,738	$411,673	$5,730,363

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2007
Unaffiliated bonds:
United States Government and agencies	$150,766	$7,235	$—	$25	$157,976
State, municipal and other government	121,318	7,414	199	2,683	125,850
Public utilities	437,529	8,829	3,039	3,428	439,890
Industrial and miscellaneous	2,987,224	53,631	21,133	27,834	2,991,889
Mortgage and other asset-backed securities	2,046,477	9,747	17,015	42,733	1,996,476

	5,743,314	86,856	41,386	76,703	5,712,081
Unaffiliated preferred stocks	155,785	2,229	286	5,753	151,975

	$5,899,099	$89,085	$41,672	$82,456	$5,864,056

31

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

At December 31, 2008 and 2007, the Company held bonds with a carrying value of $25,406 and $1,985, respectively and amortized cost of $45,177 and $3,064, respectively, that have an NAIC rating of 6 which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

At December 31, 2008 and 2007, respectively, for securities in an unrealized loss position greater than or equal to twelve months, the Company held 444 and 309 securities with a carrying value of $2,093,248 and $1,399,310 and an unrealized loss of $597,739 and $41,672 with an average price of 71.4 and 97.0 (fair value/amortized cost). Of this portfolio, 86.61% and 95.76% were investment grade with associated unrealized losses of $479,883 and $37,920, respectively.

At December 31, 2008 and 2007, respectively, for securities in an unrealized loss position for less than twelve months, the Company held 647 and 401 securities with a carrying value of $3,160,318 and $1,911,941 and an unrealized loss of $411,673 and $82,456 with an average price of 87.0 and 95.7 (fair value/amortized cost). Of this portfolio, 91.40% and 90.22% were investment grade with associated unrealized losses of $336,476 and $72,859, respectively.

The estimated fair value of bonds and redeemable preferred stock with unrealized losses is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2008
Unaffiliated bonds:
United States Government and agencies	$7,656	$164,279	$171,935
State, municipal and other government	18,407	23,975	42,382
Public utilities	107,615	219,062	326,677
Industrial and miscellaneous	539,448	1,660,325	2,199,773
Mortgage and other asset-backed securities	764,448	636,549	1,400,997

	1,437,574	2,704,190	4,141,764
Unaffiliated preferred stocks	57,935	44,456	102,391

	$1,495,509	$2,748,646	$4,244,155

32

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2007
Unaffiliated bonds:
United States Government and agencies	$—	$2,810	$2,810
State, municipal and other government	4,330	28,588	32,918
Public utilities	115,784	106,352	222,136
Industrial and miscellaneous	647,377	830,946	1,478,323
Mortgage and other asset-backed securities	585,848	779,520	1,365,368

	1,353,339	1,748,216	3,101,555
Unaffiliated preferred stocks	4,298	81,269	85,567

	$1,357,637	$1,829,485	$3,187,122

The carrying amount and estimated fair value of bonds at December 31, 2008, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Value	Estimated Fair Value
Due in one year or less	$234,906	$233,336
Due after one year through five years	1,894,421	1,766,712
Due after five years through ten years	1,390,644	1,278,107
Due after ten years	766,345	712,189

	$4,286,316	$3,990,344
Mortgage and other asset-backed securities	2,173,893	1,637,628

	$6,460,209	$5,627,972

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying value. Additionally, financial condition, near-term prospects of the issuer, nationally recognized credit rating changes and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

33

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

At December 31, 2008 the Company’s banking sector portfolio had a fair value of $242,246 and a carrying value of $307,175, resulting in a gross unrealized loss of $64,929. The overall exposure to the banking sub-sector in the Company’s portfolio is large, diverse, and of high quality. The unrealized losses in the banking sub-sector primarily reflect the size of the Company’s holdings, credit spread widening and the market’s concern over the adequacy of liquidity and capital in the banking sector given the deteriorating global economy. With some success, government initiatives were put into place during 2008 in an attempt to encourage lending, including the injection of capital into financial institutions through the US Treasury’s Capital Purchase Program and the establishment of the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program whereby the FDIC guarantees newly issued unsecured debt for participating institutions. However financial institutions remain vulnerable to ongoing asset write downs, credit losses and weak earning prospects that are associated with a recessionary environment and this is adding pressure to subordinated and longer duration holdings. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s basic industry/capital goods sector portfolio had a fair value of $406,278 and a carrying value of $487,609, resulting in a gross unrealized loss of $81,331. The basic and capital goods industries encompass various sub-sectors ranging from aerospace defense to paper and forest products. Building materials continue to be impacted by the slowdown in the US housing market which has been further impacted by declines in consumer spending. Chemicals have been impacted by concerns of a slowing domestic economy, slower global demand, volatility in raw material costs and increasing competition from global competitors. Paper and forest products continue to be under pressure due to higher input costs, lower housing starts and lack of demand for paper related shipping and writing products. Additionally, lack of market liquidity and volatile credit markets have further impacted bond prices. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s communication sector portfolio had a fair value of $256,634 and a carrying value of $288,082, resulting in a gross unrealized loss of $31,448. The Communications sector can be further divided into the media cable, media non-cable, wireless and wirelines sub-sectors.

34

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

All media companies, but especially newspaper and directory companies, are suffering from a tepid advertising environment related to the weak economy. This has made it difficult for companies to offset declining revenues with sufficient cost cutting initiatives, leading to significantly lower profits. In addition, this space had been a focus for activist shareholders and private equity firms, forcing management to respond by increasing financial leverage, performing consolidations or divesting assets. The net effect of this was a weaker credit profile for many companies just as the market started to slow down.

Many companies in the wirelines sector continue to focus on increasing shareholder returns. This has escalated event risk within the sector and caused concern that companies may increase financial leverage. Based on the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss, the Company does not consider the remaining book values to be materially impaired as of December 31, 2008.

At December 31, 2008, the Company’s consumer cyclical sector portfolio had a fair value of $162,817 and a carrying value of $195,570, resulting in a gross unrealized loss of $32,753. The more significant of these sub-sectors from an unrealized loss perspective are retailers, automotive, and gaming. The Company does not consider these assets in an unrealized loss position to be impaired as of December 31, 2008.

Retail has been negatively impacted by a consumer pull-back in spending, particularly discretionary purchases, as increased unemployment, a weak housing market, credit market tightening and historically low consumer confidence weighed on the consumer. Margins have also been under increased pressure as many retailers have implemented aggressive promotion activity and increased discounts in an effort to drive store traffic, manage inventories and maintain market share.

The underlying fundamentals driving sales and earnings performance of the automotive industry continue to be pressured as a result of a secular shift away from more profitable SUVs and pickups towards more fuel-efficient cars and crossovers. In addition, the combination of weak consumer confidence, tighter credit standards and growing unemployment has negatively impacted auto sales.

Fundamentals in the gaming industry have weakened due to increased debt and related interest costs due to leveraged buyout activity and a material reduction in discretionary consumer spending. A deteriorating homebuilding environment and a material drop-off

35

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

in consumer confidence, coupled with concerns over unemployment are resulting in declining demand. However, in some cases the industry is still increasing the supply of gaming products that were initiated prior to the economic downturn.

At December 31, 2008, the Company’s consumer non-cyclical sector portfolio had a fair value of $346,397 and a carrying value of $370,218, resulting in a gross unrealized loss of $23,821. The consumer non-cyclical industry encompasses various sub-sectors ranging from consumer products to supermarkets. The most significant of these sub-sectors from an unrealized loss perspective is the food and beverages sub-sector. Food and beverages fundamentals have modestly weakened due to higher input costs and the industries’ limited ability to pass along these higher costs to the customer. Also, the price gap between branded products and private label products became more compelling to the consumer in the fourth quarter.

Overall, the non-cyclical sector represents a large portion of the corporate debt market. As a result, the Company’s exposure is large and the gross dollar amount of unrealized losses is also large. The vast majority of the unrealized losses in the consumer non-cyclical sector relate to global macro economic conditions and credit spread widening. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s electric sector portfolio had a fair value of $317,612 and a carrying value of $347,073, resulting in a gross unrealized loss of $29,461. The electric utility sector is generally viewed as a defensive sector during weak economic environments. While defensive in nature, there are several issues which present challenges, including growing capital expenditures programs, the possibility of carbon dioxide (CO2) legislation, a renewed interest in expanding riskier unregulated generation projects, and increasingly uncertain state regulatory environments driven by rising energy prices and a slowing economy. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s energy sector portfolio had a fair value of $187,953 and a carrying value of $217,132, resulting in a gross unrealized loss of $29,179. The energy sector includes independent oil and natural gas exploration and production companies, refiners, integrated energy companies active in both exploration/production and refining, and oil field service companies. For the independent exploration and production companies, underlying long term fundamentals remain strong

36

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

in the sector; however, there has been heightened near term uncertainty given the dramatic decline in commodity prices. The industry has responded by reducing capital expenditures and share buyback programs as they focus on remaining free cash flow positive. Given the low market values currently, consolidation by the larger companies is likely in the sector.

The bonds of the underlying companies have seen price declines consistent with the overall market and concerns over the effect lower commodity prices will have on cash flow. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s insurance sector portfolio had a fair value of $147,758 and a carrying value of $174,707, resulting in a gross unrealized loss of $26,949. Of the securities in this portfolio in an unrealized loss position, 86% were investment grade securities as of December 31, 2008. These unrealized losses primarily reflect general spread widening on financial services companies (due to broad housing, mortgage market, equity market and economic issues plus increased liquidity and capital markets concerns that were referenced above, compounded in some cases by the structure of the securities (subordination or other structural features and duration). While the sub-sector has some exposure to the US residential mortgage market, the issuers are highly diversified. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s natural gas sector portfolio had a fair value of $154,298 and a carrying value of $190,095, resulting in a gross unrealized loss of $35,797. The natural gas sector includes natural gas pipeline and distribution companies. The underlying fundamentals for pipelines are adversely affected by the decline in commodity prices, weak end user demand, and higher financing costs. Capital expenditures remained at elevated levels as the industry addresses the country’s infrastructure needs. As a result, pipelines will need continued access to the capital markets. The distributors remain well capitalized with increasing focus on reducing exposure to bad debts and weather-related volatility. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

37

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

At December 31, 2008, the Company’s Real Estate Investment Trust (REIT) sub-sector portfolio had a fair value of $66,269 and a carrying value of $87,706, resulting in a gross unrealized loss of $21,437. Of the securities in an unrealized loss position in this sub-sector portfolio, 97% are rated investment grade. The unrealized losses in the REIT sub-sector are a result of general spread widening in the commercial mortgage-backed securities (CMBS) market and the REIT unsecured market. Despite real estate values falling and capitalization rates rising, REIT’s operating fundamentals continue to perform at levels sufficient to support their debt structure. However, further fundamental deterioration is expected as unemployment rises, consumer discretionary spending falls, and tenant bankruptcies increase. The majority of REITs have exhibited financial discipline and have focused on maintaining financial flexibility during the difficult financing environment. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s sovereign sector portfolio had a fair value of $37,734 and a carrying value of $65,069, resulting in a gross unrealized loss of $27,335. Sovereigns exposure relates to government issued securities of foreign countries. The subprime mortgage collapse, followed by tightened credit conditions and subsequent failures among firms in the bank and finance sectors has driven the US and many developed nations into a recession. These global economic concerns have adversely affected the market values on all but the strongest rated sovereign debt. All of the issuers in the sovereign sector continue to make payments in accordance with the original bond agreements. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider the position to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s technology sector portfolio had a fair value of $110,365 and a carrying value of $130,625, resulting in a gross unrealized loss of $20,260. The technology sector can be further divided into software, hardware, and technology services sub-sectors. In general the software and technology service related companies have experienced relatively stable fundamentals; however, the hardware sector has been negatively impacted by lower consumer spending (notebooks, cell phones, desktops, automotive). Despite slowing hardware demand, and excluding a few highly leveraged private equity semiconductor companies, a majority of technology credits have strong balance sheets that offset the negative trends. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

38

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

At December 31, 2008, the Company’s asset-backed securities (ABS) collateralized bond obligation (CBO)/collateralized loan obligation (CLO) sector portfolio had a fair value of $29,015 and a carrying value of $48,506, resulting in a gross unrealized loss of $19,491. ABS-CBO/CLO are primarily secured by pools of corporate bonds and leveraged bank loans. The unrealized loss is a function of decreased liquidity and increased credit spreads in the market for structured finance and monoline guaranteed securities. Where there have been rating downgrades to below investment grade, the individual bonds have been modeled using the current collateral pool and capital structure. If cash flow models indicate a credit event will negatively impact future cash flows, the security is impaired to undiscounted cash flows. As the unrealized losses in the ABS-CBO/CLO portfolio relate to holdings where the Company expects to receive full principal and interest payments, the Company does not consider the underlying investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s ABS credit card sector portfolio had a fair value of $57,256 and a carrying value of $114,626, resulting in a gross unrealized loss of $57,370. The unrealized loss in the ABS credit card sector is primarily a function of decreased liquidity and increased credit spreads in the structured finance and financial institution market. While the credit card ABS portfolios with large subprime segments may be negatively impacted by the slowing domestic economy and housing market, there has been little rating migration of the bonds held by the Company. All of the ABS credit card bonds held by the Company are rated investment grade. The Company does not consider these assets in an unrealized loss position to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s ABS subprime mortgages portfolio had a fair value of $198,060 and a carrying value of $295,037, resulting in a gross unrealized loss of $96,977. ABS housing securities are secured by pools of residential mortgage loans primarily those which are categorized as subprime.

Subprime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company does not sell or buy subprime mortgages directly. The Company’s exposure to subprime mortgages is through ABS. These securities are pools of mortgages that have been securitized and offered to investors as ABS, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660 at issuance. Therefore, the ABS has been classified by the Company as a subprime mortgage position. Also included in the Company’s total subprime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have subprime FICO scores; however, the Company has included these ABS in its subprime

39

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

position as it is the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to subprime borrowers outside of the ABS structures.

All ABS-housing securities are monitored and reviewed on a monthly basis with detailed cash flow models using the current collateral pool and capital structure on each portfolio quarterly. Model output is generated under base and several stress-case scenarios. ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. The ABS-housing models incorporate external estimates on property valuations, borrower characteristics, propensity of a borrower to default or prepay and the overall security structure. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Recent payment history, a percentage of on-going delinquency rates and a constant prepayment rate are also incorporated into the model. Once the entire pool is modeled, the results are closely analyzed by the asset specialist to determine whether or not our particular tranche or holding is at risk for payment interruption. Holdings are impaired to projected cash flows where loss events have taken place (or are projected to take place on structured securities) that would affect future cash flows on our particular tranche.

Subprime holdings fair values have declined as the collateral pools have experienced higher than expected delinquencies and losses, further exacerbated by the impact of declining home values on borrowers using affordability products. Further impacting the unrealized losses is spread widening due to illiquidity as well as increased extension risk due to slower than expected prepayments. Despite the continued decline in the margin of safety on these securities during 2008, cash flow models indicate full recovery of principal and interest for each of the Company’s particular holdings in an unrealized loss position.

For ABS in an unrealized loss position, the Company would consider them for impairment when there has been an adverse change in estimated cash flows from the cash flows previously projected at purchase, which is in accordance with SSAP No. 43 Loan-backed and Structured Securities. The Company has not impaired any of its subprime mortgage positions in 2008 or 2007.

The following table provides the actual cost, carrying value and fair value by asset class of the Company’s subprime mortgage position at December 31, 2008:

	Actual Cost	Carrying Value	Fair Value
Residential Mortgage Backed Securites	$301,380	$301,610	$209,329

40

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

As the remaining unrealized losses in the ABS housing portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s ABS-other sector portfolio had a fair value of $312,363 and a carrying value of $433,099, resulting in a gross unrealized loss of $120,736. ABS-other includes debt issued by securitization trusts collateralized by various other assets including auto loans, loans to small businesses and other asset categories. The unrealized losses are a function of decreased liquidity and increased credit spreads in the market. Of the securities in an unrealized loss in this section, 99% are rated investment grade. Where ratings have declined to below investment grade, the individual bonds have been modeled to determine if cash flow models indicate a credit event will impact future cash flows and resulting impairments have been taken. The Company does not consider these assets in an unrealized loss position to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s CMBS portfolio had a fair value of $533,754 and a carrying value of $675,497, resulting in a gross unrealized loss of $141,743. CMBS are securitizations of underlying pools of mortgages on commercial real estate. The underlying mortgages have varying risk characteristics and are pooled together and sold in different rated tranches. The Company’s CMBS includes conduit, large loan, single borrower, commercial real estate collateralized debt obligations (CRE CDOs), and government agency.

All CMBS securities are monitored and modeled under base and several stress-case scenarios by asset specialists. For conduit securities, a widely recognized industry modeling software is used to perform a loan-by-loan, bottom-up approach. For non-conduit securities a CMBS asset specialist works closely with the Company’s real estate valuation group to determine underlying asset valuation and risk. Both methodologies incorporate external estimates on the property market, capital markets, property cash flows, and loan structure. Results are then analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows, the security is impaired to undiscounted cash flows.

The fundamentals of the CMBS market are, on average, strong but are starting to show some signs of deterioration in some markets. The lending market has become virtually frozen as lenders have become more conservative with underwriting standards, property transactions have diminished greatly, and higher mortgage spreads have curtailed lending. A lack of liquidity in the market combined with a broad re-pricing of risk has led to increased credit spreads across the credit classes.

41

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

All of the securities in an unrealized loss position are rated investment grade. As the remaining unrealized losses in the CMBS portfolio relate to holdings where the Company expects to receive full principal and interest payments, the Company does not consider the underlying investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s residential mortgage-backed securities (RMBS) sector portfolio had a fair value of $139,006 and a carrying value of $226,733, resulting in a gross unrealized loss of $87,727. RMBS are securitizations of underlying pools of non-commercial mortgages on real estate. The underlying residential mortgages have varying credit ratings and are pooled together and sold in tranches. The Company’s RMBS includes collateralized mortgage obligations (CMOs), government sponsored enterprise (GSE) guaranteed passthroughs, whole loan passthroughs, Alt-A MBS and negative amortization MBS.

RMBS securities are monitored and modeled under base and several stress-case scenarios by asset specialists using widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. RMBS models incorporate external loan-level analytics to identify the riskiest securities. The results from the models are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows, the security is impaired to undiscounted cash flows.

The combination of low floating-rate reset margins, slow prepayment speeds, severe illiquidity in the market for near-prime securities, and the unprecedented level of mortgage-related credit spread widening have pushed the overall market value as a percent of book on those RMBS bonds in an unrealized loss position to 61%. The Company does not consider these assets in an unrealized loss position to be impaired as of December 31, 2008.

42

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

A detail of net investment income is presented below:

	Year Ended December 31
	2008	2007	2006
Income:
Bonds	$358,302	$343,971	$363,808
Preferred stocks	11,401	10,191	9,920
Common stocks	608	737	524
Mortgage loans on real estate	74,135	71,577	55,216
Policy loans	3,383	3,059	2,950
Cash, cash equivalents and short-term investments	12,390	11,565	4,582
Derivatives	9,395	(3,972)	(3,246)
Other invested assets	5,037	3,408	1,805
Other	4,341	2,999	1,960

Gross investment income	478,992	443,535	437,519
Less investment expenses	(13,775)	(16,180)	(19,873)

Net investment income	$465,217	$427,355	$417,646

Proceeds from sales of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2008	2007	2006
Proceeds	$2,046,735	$3,259,934	$3,643,608

Gross realized gains	$36,394	$38,339	$20,465
Gross realized losses	(71,237)	(29,655)	(51,161)

Net realized capital gains (losses)	$(34,843)	$8,684	$(30,696)

Gross realized losses include $49,597, $9,515 and $8,288, related to losses recognized on other than temporary declines in market values of bonds and preferred stock for the years ended December 31, 2008, 2007 and 2006, respectively.

At December 31, 2008 and 2007, investments with an aggregate carrying amount of $3,574 and $3,495, respectively, were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

43

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Net realized capital gains (losses) on investments and change in unrealized capital gains (losses) are summarized below:

	Realized
	Year Ended December 31
	2008	2007	2006
Bonds	$(31,695)	$7,797	$(30,212)
Preferred stocks	(3,148)	887	(484)
Common stocks	5,751	18,472	7,904
Mortgage loans on real estate	(1,080)	(2,702)	831
Cash, cash equivalents, and short-term investments	25	—	—
Derivative instruments	55,886	(2,435)	(11,266)
Other invested assets	174	7,812	2,152
Other	3,365	1,783	4,956

	$29,278	$31,614	$(26,119)
Federal income tax effect	4,241	(12,420)	6,849
Transfer to (from) interest maintenance reserve	(6,307)	(11,257)	14,364

Net realized capital gains (losses) on investments	$27,212	$7,937	$(4,906)

	Change in Unrealized
	Year Ended December 31
	2008	2007	2006
Bonds	$(19,710)	$1,361	$2,569
Common stocks	(13,928)	(297)	(1,200)
Derivatives	221,408	11,056	(10,278)
Other invested assets	(7,682)	1,389	2,234

Change in unrealized capital gains/losses	$180,088	$13,509	$(6,675)

Gross unrealized gains (losses) in common stocks were as follows:

	December 31
	2008	2007
Unrealized gains	$183	$12,751
Unrealized losses	(1,360)	—

Net unrealized gains (losses)	$(1,177)	$12,751

44

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

During 2008 the Company issued mortgage loans with interest rates ranging from 5.69% to 9.31%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 66%. The Company has a mortgage or deed of trust on the property thereby creating a lien, which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property. As of December 31, 2008, the Company had no mortgage loans with interest more than 180 days overdue.

At December 31, 2008, the net admitted asset value in impaired loans with a related allowance for credit losses was $22,578. The Company did not hold any impaired loans with or without a related allowance for credit losses at December 31, 2007. The Company held an allowance for credit losses on mortgage loans in the amount of $3,030 at December 31, 2008. There were no allowances for credit losses on mortgage loans at December 31, 2007. The average recorded investment in impaired loans during 2008 was $1,881. There was no recorded investment in impaired loans during 2008 or 2007.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2008	2007	2006
Balance at beginning of period	$—	$—	$—
Additions, net charged to operations	3,030	—	—
Reduction due to write-downs charged against the allowance	—	—	—
Recoveries of amounts previously charged off	—	—	—

Balance at end of period	$3,030	$—	$—

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days), and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized $1,117 and $0 of interest income on impaired loans for the years ended December 31, 2008 and 2007, respectively. The Company did not recognize any interest income on a cash basis for the years ended December 31, 2008 or 2007.

During 2008, mortgage loans of $5,006 were foreclosed and transferred to real estate. During 2007, and 2006, there were no mortgage loans that were foreclosed and transferred to real estate. At December 31, 2008 and 2007, the Company held a mortgage loan loss reserve in the AVR of $29,005 and $11,157, respectively.

45

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2008	2007		2008	2007
South Atlantic	23%	23%	Office	29%	29%
Pacific	23	23	Industrial	20	21
Mountain	16	17	Retail	19	19
W. South Central	12	12	Agriculture	10	10
Middle Atlantic	9	9	Apartment	8	9
E. North Central	7	7	Other	8	6
E. South Central	4	3	Medical	6	6
W. North Central	3	3
New England	3	3

There were no recorded investments in restructured securities nor any capital losses taken as a direct result of restructures in 2008 or 2007. The recorded investment in restructured securities as of December 31, 2006 was $1,433. The capital losses taken as a direct result of restructures in 2006 were $202. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

There were no investments in loans for which an impairment has been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring, as of December 31, 2008 and 2007. There were no commitments to lend additional funds to debtors owing receivables whose terms have been modified in a troubled debt restructuring for either 2008 or 2007.

At December 31, 2008, the Company had one LIHTC. The remaining years of unexpired tax credits were six, and the property was not subject to regulatory review. The length of time remaining for the holding period was nine years. There are no contingent equity commitments expected to be paid in the future. There were no impairment losses, write-downs or reclassifications during the year related to this credit.

The Company recorded an impairment of $893 for its investment in Zero Beta Fund, LLC, an affiliate. The impairment was taken because there is an intent to sell some of the underlying investments of the fund before any anticipated recovery in value would occur.

46

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post variation margins on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange.

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values and ease the execution of larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2008 and 2007, the Company had replicated assets with a fair value of $5,585 and $6,901, respectively, and credit default swaps with a fair value of $(56) and $45, respectively. During the years ended December 31, 2008, 2007 and 2006, the Company did not recognize any capital losses related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. At December 31, 2008 and 2007, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $235,286 and 17,979, respectively.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets. At December 31, 2008, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amounted to $1,090.

47

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

For the years ended December 31, 2008 and 2007 the Company recorded unrealized gains of $228,759 and $8,339, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus.

The Company did not recognize any unrealized gains or losses during 2008 or 2007 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges; consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

At December 31, 2008 and 2007, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2008	2007
Derivative Securities:
Interest rate and currency swaps - Receive fixed-pay floating	$2,214,000	$1,127,000
Interest rate and currency swaps - Receive floating-pay fixed	113,856	179,938
Interest rate and currency swaps - Receive fixed-pay fixed	498,279	69,279
Caps	23,458	23,000

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $36,059, $2,078 and $(10,881), for the years ending December 31, 2008, 2007 and 2006, respectively.

48

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Open futures contracts at December 31, 2008, and 2007, were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2008
4170	FTSE March 2009 Futures	$260,305	$266,814
3000	S&P 500 March 2009 Futures	667,139	675,075
2900	Russell March 2009 Futures	135,646	144,391
770	Nikkei March 2009 Futures	72,690	75,267

December 31, 2007
230	FTSE March 2008 Futures	$28,913	$29,436
171	S&P 500 March 2008 Futures	63,978	63,150
60	Russell March 2008 Futures	23,285	23,166
110	Nikkei March 2008 Futures	15,400	14,779

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

49

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance (continued)

Premiums earned reflect the following reinsurance assumed and ceded amounts for the years ended December 31:

	Year Ended December 31
	2008	2007	2006
Direct premiums	$4,316,638	$3,244,720	$2,282,667
Reinsurance assumed - affiliated	95	151	189
Reinsurance assumed - unaffiliated	654,494	667,099	616,293
Reinsurance ceded - affiliated	(294,855)	(270,407)	(194,655)
Reinsurance ceded - non-affiliated	(79,049)	(102,112)	(117,128)

Net premiums earned	$4,597,323	$3,539,451	$2,587,366

Aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded to affiliates at December 31, 2008 and 2007 of $1,124,694 and $983,804, respectively.

The Company received reinsurance recoveries in the amounts of $262,441, $237,826 and $200,195, during 2008, 2007 and 2006, respectively. At December 31, 2008 and 2007, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $65,782 and $46,257, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded December 31, 2008 and 2007 of $1,272,337 and $1,216,790, respectively.

Effective December 15, 2008, the Company entered into a reinsurance agreement with Stonebridge Life Insurance Company, an affiliate, to assume certain individual and group supplemental life and accident and health insurance products issued to certain residents of the State of New York. The Company received reinsurance consideration of $102,578 paid an initial expense allowance of $77,155 and established reserves of $102,578 resulting in a pretax loss of $77,155 ($50,151 net of tax) that has been included in the Statement of Operations as it was deemed an economic assumption reinsurance transaction.

50

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance (continued)

On December 31, 2006, the Company acquired a block of credit insurance business from an unaffiliated company. The Company received consideration of $20,198 equal to the reserves and unearned premium assumed, and paid a commission expense allowance of $10,055, netting to a pre-tax loss of $10,055 ($6,535 net of tax) reflected in the Statement of Operations. Adjustments of $301 and $15,520 were made during 2008 and 2007, respectively, to true up to actual 2006 reserve balances.

During 2002, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd. (TIRE), an affiliate of the Company. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $9,953, which was credited directly to unassigned surplus. The Company has amortized $995 into earnings during 2008, 2007 and 2006 with a corresponding charge to unassigned surplus.

During 2001, the Company assumed certain traditional life insurance contracts from Transamerica Occidental Life Insurance Company, an affiliate, which merged into TLIC, an affiliate, effective October 1, 2008. The Company recorded goodwill of $14,280 related to this transaction which was non-admitted. The related amortization was $1,433 during 2008, 2007 and 2006. Chapter 311 of the New York Laws of 2008, which became effective in July of 2008, includes a provision allowing goodwill to be an admitted asset in financial statements filed subsequent to the effective date. The Company recorded $3,531 of goodwill at December 31, 2008.

51

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes

The main components of deferred tax amounts are as follows:

	December 31
	2008	2007
Deferred income tax assets:
Non-admitted assets	$1,198	$3,455
197 Intangible Amortization	233	3,986
Bonds	9,366	1,171
Corporate provision	94	175
Liquidity Reserves	2,724	350
Reinsurance to Unauthorized companies	6,813	2,081
Partnerships	1,958	—
Tax basis deferred acquisition costs	26,939	23,987
Reserves	47,371	30,818
Unrealized capital losses	11,400	2,720
§807(f) assets	2,096	1,795
Deferred intercompany losses	2,424	3,057
Stock appreciation rights	—	408
Guaranty funds	241	276
Credit carryforwards	—	1,503
Other	3,281	338

Total deferred income tax assets	116,138	76,120
Deferred income tax assets non-admitted	81,129	34,612

Admitted deferred income tax assets	35,009	41,508
Deferred income tax liabilities:
Partnerships	1,738	5,199
§807(f) liabilities	3,573	3,144
Unrealized capital gains	4,214	13,728
Deferred intercompany gains	2,542	1,785
Derivatives	618	2,329
Other	94	219

Total deferred income tax liabilities	12,779	26,404

Net admitted deferred income tax asset	$22,230	$15,104

52

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

The change in net deferred income taxes is as follows:

	December 31		Change
	2008	2007
Total deferred income tax assets	$116,138	$76,120	$40,018
Total deferred income tax liabilities	12,779	26,404	13,626

Net deferred income tax asset	$103,359	$49,716	53,643

Tax effect of unrealized gains (losses)			45,291

Change in net deferred income tax			$98,934

	December 31		Change
	2007	2006
Total deferred income tax assets	$76,120	$87,824	$(11,704)
Total deferred income tax liabilities	26,404	15,999	(10,405)

Net deferred income tax asset	$49,716	$71,825	(22,109)

Tax effect of unrealized gains (losses)			1,082

Change in net deferred income tax			$(21,027)

Non-admitted deferred tax assets increased (decreased) by $46,517, $(19,365) and $24,781 in 2008, 2007 and 2006, respectively.

53

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2008	2007	2006
Income tax expense (benefit) on operational gains and capital gains (losses) on investments computed at the federal statutory rate (35%)	$(129,810)	$64,675	$34,835
197 Intangibles	(3,554)	(3,875)	(3,875)
Bond discount accrual reversal	3,803	—	—
Corporate Provision	(81)	57	106
Deferred acquisition costs - tax basis	3,554	62	5,609
Dividends received deduction	(2,972)	(3,056)	(2,463)
IMR amortization	(1,331)	(2,046)	(3,489)
Investment income items	84,907	(940)	(2,611)
Limited partnership book/tax difference	(981)	(962)	(720)
Prior year under (over) accrual	4,105	(3,200)	(4,941)
Reinsurance transactions	(348)	(348)	(348)
Tax credits	(2,255)	(2,028)	(2,158)
Tax reserve valuation	15,781	324	(20)
Miscellaneous accruals	(99)	—	—
Non-deductible items	178	—	—
Depreciation	(3)	(6)	(41)
SARs/Stock Options	(723)	(638)	6
Other	(32)	748	736

Federal income tax expense (benefit) on operations and capital gains (losses) on investments	(29,861)	48,767	20,626
Less tax (benefit) on capital gains (losses)	(4,241)	12,420	(6,849)

Total federal income tax (benefit) expense	$(25,620)	$36,347	$27,475

The total statutory income taxes are computed as follows:

	Year Ended December 31
	2008	2007	2006
Federal income tax expense (benefit) on operations and capital gains (losses) on investments	$(29,861)	$48,767	$20,626
Change in net deferred income taxes	(98,934)	21,027	(17,113)

Total statutory income tax (benefit) expense	$(128,795)	$69,794	$3,513

54

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written agreement. Under the terms of the agreement, allocations are based upon separate return calculations. The Company is entitled to recoup federal income taxes paid in the event of future losses and credits to the extent the losses and credits reduce the greater of the Company’s separately computed tax liability or the consolidated group’s tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event of future losses and credits to the extent the losses and credits reduce the greater of the Company’s separately computed tax liability or the consolidated group’s tax liability in any carryback or carryforward year when so applied. Intercompany tax balances are settled within 30 days of payment to or filing with the Internal Revenue Service.

The Company did not incur income taxes during 2008 which will be available for recoupment in the event of future net losses. The Company incurred income taxes during 2007 and 2006 of $54,040 and $25,835, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2008 and 2007 is not material to the Company’s financial position. Therefore, the total amount of tax contingencies that, if recognized, would affect the effective income tax rate is immaterial. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes for the years ended December 31, 2008 and 2007 was not material, and the Company recorded no liability for penalties.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax provisions. An examination is underway for 2005 and 2006. The 2007 tax return has been filed but no examination has commenced.

55

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company.

For the years ended 2008 and 2007, premiums for life participating policies were $(12) and $516, respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $3 and $6 to policyholders during 2008 and 2007, respectively, and did not allocate any additional income to such policyholders.

A portion of the Company’s policy reserves and other policyholders’ funds relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2008		2007
	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal with adjustment:
With market value adjustment	$1,115,755	7%	$1,066,355	7%
At book value less surrender charge of 5% or more	1,946,451	12	1,129,978	7
At fair value	3,704,078	23	4,892,449	32

Total with adjustment or at market value	6,766,284	42	7,088,782	46
At book value without adjustment (minimal or no charge or adjustment)	3,206,559	20	2,872,403	19
Not subject to discretionary withdrawal provision	6,074,013	38	5,244,435	35

Total annuity reserves and deposit liabilities	16,046,856	100%	15,205,620	100%
Less reinsurance ceded	2,596		1,623

Net annuity reserves and deposit liabilities	$16,044,260		$15,203,997

56

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2008 and 2007 is as follows:

	Nonindexed Guaranteed Less Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2008	$1,533,986	$1,140,718	$2,674,704

Reserves at December 31, 2008 for separate accounts with assets at:
Fair value	$2,148,371	$3,163,347	$5,311,718
Amortized cost	3,587,963	—	3,587,963

Total	$5,736,334	$3,163,347	$8,899,681

Reserves for separate accounts by withdrawal characteristics at December 31, 2008:
Subject to discretionary withdrawal:
With market adjustment	$206,579	$—	$206,579
At book value without market value adjustment and with current surrender charge of 5% or more	59,153	—	59,153
At fair value	580,836	3,163,347	3,744,183
At book value without market value adjustment and with current surrender charge of less than 5%	81,149	—	81,149

Subtotal	927,717	3,163,347	4,091,064
Not subject to discretionary withdrawal	4,808,617	—	4,808,617

Total separate account reserves at December 31, 2008	$5,736,334	$3,163,347	$8,899,681

57

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2007	$921,674	$997,692	$1,919,366

Reserves at December 31, 2007 for separate accounts with assets at:
Fair value	$2,015,589	$4,548,709	$6,564,298
Amortized cost	2,696,453	—	2,696,453

Total	$4,712,042	$4,548,709	$9,260,751

Reserves for separate accounts by withdrawal characteristics at December 31, 2007:
Subject to discretionary withdrawal:
With market adjustment	$177,056	$—	$177,056
At book value without market value adjustment and with current surrender charge of 5% or more	61,704	—	61,704
At fair value	401,910	4,548,709	4,950,619
At book value without market value adjustment and with current surrender charge of less than 5%	84,649	—	84,649

Subtotal	725,319	4,548,709	5,274,028
Not subject to discretionary withdrawal	3,986,723	—	3,986,723

Total separate account reserves at December 31, 2007	$4,712,042	$4,548,709	$9,260,751

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2008	2007	2006
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$2,674,931	$1,919,377	$1,481,563
Transfers from separate accounts	(1,797,526)	(1,463,101)	(1,760,742)

Net transfers from (to) separate accounts	877,405	456,276	(279,179)
Other reconciling adjustments	(189)	(146)	(57)

Net transfers as reported in the Summary of Operations of the Company	$877,216	$456,130	$(279,236)

58

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

At December 31, 2008 and 2007, the Company had variable annuities with guaranteed living benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2008	Guaranteed Minimum Withdrawal Benefit	$5,825,448	$519,580	—
2007	Guaranteed Minimum Withdrawal Benefit	$10,265,272	$116,597	—

For Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1,000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

At December 31, 2008 and 2007, the Company had variable annuities with guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2008	Guaranteed Minimum Death Benefit	$1,246,209	$9,827	$2,595
2007	Guaranteed Minimum Death Benefit	$2,007,096	$4,712	$1,623

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

59

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2008 and 2007, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading are as follows:

	Gross	Loading	Net
December 31, 2008
Life and annuity:
Ordinary first-year business	$339	$281	$58
Ordinary renewal business	129,017	1,732	127,285
Group life business	727	146	581
Credit life	244	—	244
Reinsurance ceded	(61,623)	—	(61,623)

Total life and annuity	68,704	2,159	66,545
Accident and health	3,210	—	3,210

	$71,914	$2,159	$69,755

	Gross	Loading	Net
December 31, 2007
Life and annuity:
Ordinary first-year business	$644	$556	$88
Ordinary renewal business	152,656	1,276	151,380
Group life business	747	151	596
Credit life	59	—	59
Reinsurance ceded	(65,353)	—	(65,353)

Total life and annuity	88,753	1,983	86,770
Accident and health	3,025	—	3,025

	$91,778	$1,983	$89,795

At December 31, 2008 and 2007, the Company had insurance in force aggregating $117,037,402 and $100,891,321, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $64,380 and $109,934 to cover these deficiencies at December 31, 2008 and 2007.

60

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

The Company anticipates investment income as a factor in premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated by the Company’s divisional actuaries using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2008 and 2007 was $449 and $354, respectively.

The Company incurred $1,027 and paid $932 of claim adjustment expenses during 2008, of which $392 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $1,007 and paid $1,061 of claim adjustment expenses during 2007, of which $373 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the provision for insured events of prior years during 2008 or 2007.

8. Capital and Surplus

As of December 31, 2008, the Company had 44,175 shares of 6% non-voting, non-cumulative preferred stock issued and outstanding. AEGON USA, LLC. owns 38,609 shares and Transamerica Life Insurance Company owns 5,566 shares. Par value is $10 per share, and the liquidation value is $1,286.72 per share.

The preferred stock shareholders are entitled to receive non-cumulative dividends at the rate of 6% per year of an amount equal to the sum of (1) the par value plus (2) any additional paid-in capital for such preferred stock. Dividends are payable annually in December. The amount of dividends unpaid at December 31, 2008 was $429. The preferred shares have preference as to dividends and upon dissolution or liquidation of the Company.

The Company received capital contributions of $218,500 and $31,500 from its parent companies, AEGON USA, LLC and Transamerica Life Insurance Company, respectively, on December 30, 2008. No capital contributions were received in 2007 or 2006.

61

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Capital and Surplus (continued)

On May 2, 2008, the Company paid a common stock dividend of $300,000 to its parent companies, AEGON USA, Inc. and Transamerica Occidental Life Insurance Company (TOLIC). AEGON USA, Inc. received $262,200 and TOLIC received $37,800. On December 19, 2007, the Company paid preferred and common stock dividends of $3,410 and $196,590, respectively, which were approved by the Department of Insurance of the State of New York. AEGON USA, Inc. and TOLIC received a preferred stock dividend of $2,980 and $430, respectively, and common stock dividends of $171,820 and $24,770, respectively. The Company did not pay a common or preferred stock dividend to its parent companies in 2006.

On May 2, 2008, the Company received $150,000 from AEGON USA, LLC, an affiliate, in exchange for surplus notes. The Company received prior approval from the Superintendent of Insurance of the New York Department of Insurance prior to the issuance of the surplus note, as well as the December 31, 2008 interest payment. These notes are due 20 years from the date of issuance at an interest rate of 6.25% and are subordinate and junior in the right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company.

Additional information related to the surplus note at December 31, 2008 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2008	$150,000	$6,250	$6,250	—

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the lesser of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. The Company may not make dividend payments in 2009 without regulatory approval.

The Company held special surplus funds in the amount of $2,235 and $3,791, as of December 31, 2008 and 2007, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

62

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Capital and Surplus (continued)

Life and health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2008, the Company meets the RBC requirements.

9. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair market value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned domestic securities, respectively. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair market value of the loaned security.

At December 31, 2008 and December 31, 2007, respectively, securities in the amount of $389,490 and $269,410 were on loan under security lending agreements. At December 31, 2008 and 2007, the collateral the Company received from securities lending was in the form of cash and on open terms. At December 31, 2008, cash collateral reinvested has a fair value of $395,201.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for 2008, 2007 and 2006 was $7, $7 and $3, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

63

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Retirement and Compensation Plans (continued)

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Benefits expense of $5 was allocated each year for 2008, 2007 and 2006.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2008 and 2007 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company’s allocation of postretirement expenses was negligible for 2008, 2007 and 2006.

11. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company’s parent as needed.

64

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Related Party Transactions (continued)

The Company is party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2008, 2007 and 2006, the Company paid $24,960, $24,042 and $24,428, respectively, for these services, which approximates its costs to the affiliates.

During 2006, the Company executed an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $682 and $530 for these services during 2008 and 2007, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $6,351, $654, and $475 for the years ended December 31, 2008, 2007, and 2006, respectively.

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2008, 2007 and 2006, the Company paid (received) net interest of $1, $(174) and $(505), respectively, to affiliates. At December 31, 2008, 2007 and 2006, the Company has a net amount of $14,484 due from, $40,846 due to and $19,839 due to affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days.

At December 31, 2008, the Company had short-term notes receivable as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
AEGON USA, LLC	$2,600	August 29, 2009	2.44%
AEGON USA, LLC	30,800	October 24, 2009	5.95%
AEGON USA, LLC	35,900	October 29, 2009	5.95%
AEGON USA, LLC	29,600	November 3, 2009	2.70%

At December 31, 2007, the Company had short-term notes receivable of $75,100 and $46,700 from Monumental Life Insurance Company and Transamerica International Reinsurance Bermuda Ltd (TIRE), respectively. The Monumental Life note was due by December 18, 2008 and was repaid in January of 2008. The TIRE note was due by December 27, 2008 and was repaid in March of 2008.

65

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Managing General Agents

For years ended December 31, 2008, 2007 and 2006, the Company had $33,074, $47,145 and $42,950, respectively, of direct premiums written by The Vanguard Group, Inc. For the years ended December 31, 2008, 2007 and 2006, the Company had $6,707, $5,828 and $4,022, respectively, of direct premiums written by Vision Financial Corp. For the years ended December 31, 2008, 2007 and 2006, the Company had $9,955, $9,420 and $8,903, respectively, of direct premiums written by Benefit Marketing Systems, Inc. For the years ended December 31, 2008, 2007 and 2006, the Company had $36, $42 and $48, respectively, of direct premiums written by League Insurance Agency.

Information regarding these entities is as follows:

Name and Address of Managing General Agent or Third-Party Administrator	FEIN	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/ Produced By
The Vanguard Group, Inc. 100 Vanguard Blvd. Malvern, PA 19355	23-1945930	No	Deferred and income annuities	C, B, P, U	$33,074
Vision Financial Corp. 17 Church Street P.O. Box 506 Keene, NH 03431-0506	02-0430860	No	Universal life	Full service without claims	$6,707
Benefit Marketing Systems, Inc. 1705 W. Northwest Hwy, Ste 140 Grapevine, TX 76051	58-2022585	No	Universal life	Full service without claims	$9,955
League Insurance Agency/CUNA Mutual Group 14 Business Park Branford, CT 06405	58-2022585	No	Long-term care	Premium collection	$36

C-	Claims Payment

B-	Binding Authority

P-	Premium Collection

U-	Underwriting

66

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies

The Company has issued synthetic GIC contracts to plan sponsors totaling $177,647 and $124,454 as of December 31, 2008 and 2007, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium, which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. The assets relating to such contracts are not recognized in the Company’s statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates of $8,083 and $1,000 at December 31, 2008 and 2007, respectively.

The Company has contingent commitments for $21,913, and $31,276, at December 31, 2008 and 2007, respectively, for joint ventures, partnerships and limited liability companies. There were no LIHTC commitments as of December 31, 2008 or 2007.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2008 and 2007, the Company has pledged invested assets with a carrying value of $244,814 and $15,832, respectively, and fair value of $228,267 and $15,617, respectively, in conjunction with these transactions.

There were no securities being acquired on a “to be announced” (TBA) basis at December 31, 2008 or 2007.

The Company is a party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position or results of operations.

67

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $783 with no offsetting premium tax benefit, at December 31, 2008 and 2007 for its estimated share of guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $66, $73 and $55 for the years ended December 31, 2008, 2007 and 2006, respectively.

14. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The were no securities of NAIC designation 3 or below sold during 2008 and reacquired within 30 days of the sale date.

68

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

15. Reconciliation to Statutory Statement

The following is a reconciliation of amounts previously reported to the Department of Insurance of the State of New York in the 2008 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

December 31, 2008
Balance Sheet:
Assets as reported in the Company’s Annual Statement	$18,792,373
Reduce current federal income tax recoverable	(50,479)
Increase admissible deferred income tax asset	5,089

Assets as reported in the accompanying audited statutory-basis balance sheet	$18,746,983

Liabilities as reported in the Company’s Annual Statement	$17,985,899
Adjust current federal income tax payable	—

Liabilities as reported in the accompanying audited statutory-basis balance sheet	$17,985,899

Capital and surplus as reported in the company’s Annual Statement	$806,474
Reduce federal income tax benefit	(50,479)
Increase admissible deferred income tax asset	5,089

Total capital and surplus as reported in the accompanying audited statutory-basis balance sheet	$761,084

Statement of Operations:
Statutory net loss as reported in the Company’s Annual
Statement of Operations:	$(296,851)
Reduce federal income tax benefit	(50,479)

Total statutory net income (loss) per financial statements	$(347,330)

The 2008 Annual Statement did not include the appropriate tax effect on both the mark to market income on a derivative and the associated statutory and tax reserves related to the Company’s variable annuities as of December 31, 2008. There were no reconciling items at December 31, 2007 for the year then ended.

69

Statutory-Basis Financial

Statement Schedules

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than Investments in Related Parties

(Dollars in Thousands)

December 31, 2008

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$447,628	$491,494	$447,628
States, municipalities and political subdivisions	214,463	218,619	214,463
Foreign governments	81,668	55,956	81,668
Public utilities	448,764	424,333	448,764
All other corporate bonds	5,267,686	4,437,570	5,267,686
Preferred stocks	179,333	102,391	179,333

Total fixed maturities	6,639,542	5,730,363	6,639,542
Equity securities
Common stocks:
Public utilities	255	255	255
Industrial, miscellaneous and all other	2,324	963	963

Total common stocks	2,579	1,218	1,218
Mortgage loans on real estate	1,149,481		1,149,481
Real estate	5,006		5,006
Policy loans	56,962		56,962
Other long-term investments	89,190		89,190
Cash, cash equivalents and short-term investments	841,529		841,529
Derivatives	229,891		229,891

Total investments	$9,014,180		$9,012,819

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

70

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2008
Individual life	$997,862	$—	$76,459	$366,364	$63,465	$346,643	$125,394
Individual health	20,332	8,751	10,311	33,458	2,345	20,831	14,978
Group life and health	98,158	1,964	6,368	36,309	4,079	100,428	8,847
Annuity	6,867,636	—	558	4,161,192	395,328	3,983,637	1,037,262

	$7,983,988	$10,715	$93,696	$4,597,323	$465,217	$4,451,539	$1,186,481

Year ended December 31, 2007
Individual life	$924,646	$—	$84,675	$362,636	$61,817	$303,227	$157,932
Individual health	18,044	10,862	9,653	33,874	2,306	21,645	14,679
Group life and health	23,394	1,051	4,691	33,415	1,661	21,392	8,625
Annuity	5,710,310	—	328	3,109,526	361,571	2,897,402	551,202

	$6,676,394	$11,913	$99,347	$3,539,451	$427,355	$3,243,666	$732,438

Year ended December 31, 2006
Individual life	$891,724	$—	$100,932	$368,993	$58,572	$347,758	$132,776
Individual health	18,392	10,067	8,453	31,243	1,946	29,479	13,922
Group life and health	19,339	1,099	4,788	33,158	1,420	22,600	6,482
Annuity	5,590,652	—	207	2,153,972	355,708	2,674,987	(193,976)

	$6,520,107	$11,166	$114,380	$2,587,366	$417,646	$3,074,824	$(40,796)

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

71

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2008
Life insurance in force	$12,267,406	$194,169,113	$284,149,798	$102,248,091	278%

Premiums:
Individual life	$108,629	$373,442	$631,177	$366,364	172%
Individual health	32,624	124	958	33,458	3%
Group life and health	32,666	48	3,691	36,309	10%
Annuity	4,142,719	290	18,763	4,161,192	0%

	$4,316,638	$373,904	$654,589	$4,597,323	14%

Year ended December 31, 2007
Life insurance in force	$11,199,289	$184,378,157	$281,884,603	$108,705,735	259%

Premiums:
Individual life	$94,030	$371,975	$640,579	$362,634	177%
Individual health	32,756	155	1,273	33,874	4%
Group life and health	31,438	51	2,029	33,416	6%
Annuity	3,086,496	338	23,369	3,109,527	1%

	$3,244,720	$372,519	$667,250	$3,539,451	19%

Year ended December 31, 2006
Life insurance in force	$10,347,447	$172,055,005	$276,603,971	$114,896,413	241%

Premiums:
Individual life	$89,997	$311,316	$590,313	$368,993	160%
Individual health	31,208	197	232	31,243	1%
Group life and health	31,998	(141)	1,018	33,157	3%
Annuity	2,129,464	411	24,919	2,153,973	1%

	$2,282,667	$311,783	$616,482	$2,587,366	24%

72

FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Year Ended December 31, 2008

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Financial Statements

Year Ended December 31, 2008

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of the Advisor’s Edge® NY Variable Annuity,

Transamerica Financial Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Transamerica Financial Life Insurance Company Separate Account VNY (comprised of the Transamerica Asset Allocation – Conservative VP, Transamerica Asset Allocation – Growth VP, Transamerica Asset Allocation – Moderate VP, Transamerica Asset Allocation – Moderate Growth VP, Transamerica Capital Guardian Global VP, Transamerica Capital Guardian Value VP, Transamerica Clarion Global Real Estate Securities VP, Transamerica JPMorgan Enhanced Index VP, Transamerica MFS International Equity VP, Transamerica PIMCO Total Return VP, Transamerica T. Rowe Price Small Cap VP, Transamerica Equity VP, Transamerica Growth Opportunities VP, Transamerica Index 50 VP, Transamerica Index 75 VP, Transamerica Small/Mid Cap Value VP, Transamerica Value Balanced VP, Transamerica Van Kampen Active International Allocation VP, Transamerica Van Kampen Mid-Cap Growth VP, Transamerica Efficient Markets VP, Columbia Small Company Growth, Credit Suisse International Focus, Credit Suisse Small Cap Core I, VA Global Bond, VA International Small, VA International Value, VA U.S. Large Value, VA Short-Term Fixed, VA U.S. Targeted Value, Federated American Leaders, Federated Capital Income Fund II, Federated Fund for U.S. Government Securities II, Federated High Income Bond Fund II, Federated Prime Money Fund II, Fidelity – VIP Contrafund®, Fidelity – VIP Mid Cap, Fidelity – VIP Value Strategies, Gartmore NVIT Developing Markets, Vanguard – Equity Index, Vanguard International, Vanguard – Mid-Cap Index, Vanguard – REIT Index, Vanguard – Short-Term Investment Grade, Vanguard – Total Bond Market Index, Wanger International Small Cap, Wanger U.S. Smaller Companies, and WFAVT Small/MidCap Value subaccounts) at December 31, 2008, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Financial Life Insurance Company Separate Account VNY at December 31, 2008, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 25, 2009

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount
Assets
Investment in securities:
Number of shares	9,454.391	18,417.017	43,302.781	36,230.545

Cost	$102,335	$219,777	$427,219	$449,294

Investments in mutual funds, Level 1 quoted price at net asset value	$78,377	$121,000	$362,011	$295,641
Receivable for units sold	3	1	1	—

Total assets	78,380	121,001	362,012	295,641

Liabilities
Payable for units redeemed	—	—	—	—

	$78,380	$121,001	$362,012	$295,641

Net Assets:
Deferred annuity contracts terminable by owners	$78,380	$121,001	$362,012	$295,641

Total Net Assets	$78,380	$121,001	$362,012	$295,641

Accumulation units outstanding:
M&E - 0.55%	—	—	—	—

M&E - 0.60%	82,508	153,460	205,281	361,778

M&E - 0.75%	6,482	17,862	221,962	17,396

Accumulation unit value:
M&E - 0.55%	$0.882317	$0.707632	$0.850464	$0.780985

M&E - 0.60%	$0.881046	$0.706596	$0.849246	$0.779852

M&E - 0.75%	$0.877233	$0.703534	$0.845544	$0.776468

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Capital Guardian Global VP Subaccount	Transamerica Capital Guardian Value VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount
Assets
Investment in securities:
Number of shares	—	8,089.090	1,588.496	2,755.159

Cost	$—	$101,607	$27,133	$41,547

Investments in mutual funds, Level 1 quoted price at net asset value	$—	$76,523	$12,454	$22,455
Receivable for units sold	—	1	—	—

Total assets	—	76,524	12,454	22,455

Liabilities
Payable for units redeemed	—	—	—	—

	$—	$76,524	$12,454	$22,455

Net Assets:
Deferred annuity contracts terminable by owners	$—	$76,524	$12,454	$22,455

Total Net Assets	$—	$76,524	$12,454	$22,455

Accumulation units outstanding:
M&E - 0.55%	—	57,788	6,576	30,676

M&E - 0.60%	—	—	11,174	—

M&E - 0.75%	—	62,444	—	—

Accumulation unit value:
M&E - 0.55%	$0.673816	$0.638387	$0.702263	$0.732003

M&E - 0.60%	$0.672840	$0.637458	$0.701245	$0.730949

M&E - 0.75%	$0.669915	$0.634691	$0.698207	$0.727774

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Transamerica MFS International Equity VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount	Transamerica Equity VP Subaccount
Assets
Investment in securities:
Number of shares	1,505.373	32,746.577	2,033.951	1,508.785

Cost	$13,214	$371,694	$18,565	$39,246

Investments in mutual funds, Level 1 quoted price at net asset value	$7,497	$349,079	$10,719	$22,602
Receivable for units sold	—	4	—	—

Total assets	7,497	349,083	10,719	22,602

Liabilities
Payable for units redeemed	—	—	—	—

	$7,497	$349,083	$10,719	$22,602

Net Assets:
Deferred annuity contracts terminable by owners	$7,497	$349,083	$10,719	$22,602

Total Net Assets	$7,497	$349,083	$10,719	$22,602

Accumulation units outstanding:
M&E - 0.55%	5,024	170,778	16,249	2,207

M&E - 0.60%	4,316	73,465	—	32,726

M&E - 0.75%	—	77,403	—	—

Accumulation unit value:
M&E - 0.55%	$0.803142	$1.087169	$0.659690	$0.647882

M&E - 0.60%	$0.801985	$1.085601	$0.658809	$0.646945

M&E - 0.75%	$0.798520	$1.080890	$0.656205	$0.644135

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Growth Opportunities VP Subaccount	Transamerica Index 50 VP Subaccount	Transamerica Index 75 VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount
Assets
Investment in securities:
Number of shares	616.182	—	—	—

Cost	$7,715	$—	$—	$—

Investments in mutual funds, Level 1 quoted price at net asset value	$4,769	$—	$—	$—
Receivable for units sold	—	—	—	—

Total assets	4,769	—	—	—

Liabilities
Payable for units redeemed	—	—	—	—

	$4,769	$—	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$4,769	$—	$—	$—

Total Net Assets	$4,769	$—	$—	$—

Accumulation units outstanding:
M&E - 0.55%	—	—	—	—

M&E - 0.60%	6,563	—	—	—

M&E - 0.75%	—	—	—	—

Accumulation unit value:
M&E - 0.55%	$0.727768	$0.824965	$0.728318	$0.590776

M&E - 0.60%	$0.726716	$0.824685	$0.728073	$0.590585

M&E - 0.75%	$0.723577	$0.823868	$0.727352	$0.589991

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Value Balanced VP Subaccount	Transamerica Van Kampen Active International Allocation VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount	Transamerica Efficient Markets VP Subaccount
Assets
Investment in securities:
Number of shares	—	809.844	—	—

Cost	$—	$12,721	$—	$—

Investments in mutual funds, Level 1 quoted price at net asset value	$—	$7,070	$—	$—
Receivable for units sold	—	—	—	—

Total assets	—	7,070	—	—

Liabilities
Payable for units redeemed	—	—	—	—

	$—	$7,070	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$7,070	$—	$—

Total Net Assets	$—	$7,070	$—	$—

Accumulation units outstanding:
M&E - 0.55%	—	8,729	—	—

M&E - 0.60%	—	—	—	—

M&E - 0.75%	—	—	—	—

Accumulation unit value:
M&E - 0.55%	$0.823627	$0.809935	$0.670614	$1.038204

M&E - 0.60%	$0.822422	$0.808751	$0.669637	$1.038132

M&E - 0.75%	$0.818869	$0.805259	$0.666736	$1.037918

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Columbia Small Company Growth Subaccount	Credit Suisse International Focus Subaccount	Credit Suisse Small Cap Core I Subaccount	VA Global Bond Subaccount
Assets
Investment in securities:
Number of shares	0.026	5,449.362	857.096	63,308.794

Cost	$2	$78,316	$13,743	$678,016

Investments in mutual funds, Level 1 quoted price at net asset value	$—	$49,971	$8,665	$689,433
Receivable for units sold	—	—	1	—

Total assets	—	49,971	8,666	689,433

Liabilities
Payable for units redeemed	—	—	—	275

	$—	$49,971	$8,666	$689,158

Net Assets:
Deferred annuity contracts terminable by owners	$—	$49,971	$8,666	$689,158

Total Net Assets	$—	$49,971	$8,666	$689,158

Accumulation units outstanding:
M&E - 0.55%	—	49,245	8,027	452,515

M&E - 0.60%	—	15,362	6,159	1,939

M&E - 0.75%	—	—	—	159,526

Accumulation unit value:
M&E - 0.55%	$0.678793	$0.773726	$0.611258	$1.124131

M&E - 0.60%	$0.677824	$0.772610	$0.610363	$1.122521

M&E - 0.75%	$0.674874	$0.769264	$0.607704	$1.117656

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	VA International Small Subaccount	VA International Value Subaccount	VA U.S. Large Value Subaccount	VA Short-Term Fixed Subaccount
Assets
Investment in securities:
Number of shares	28,833.736	54,633.717	53,078.748	15,875.320

Cost	$357,109	$824,387	$850,555	$162,371

Investments in mutual funds, Level 1 quoted price at net asset value	$193,763	$461,109	$529,195	$162,246
Receivable for units sold	5	—	—	—

Total assets	193,768	461,109	529,195	162,246

Liabilities
Payable for units redeemed	—	2	121	—

	$193,768	$461,107	$529,074	$162,246

Net Assets:
Deferred annuity contracts terminable by owners	$193,768	$461,107	$529,074	$162,246

Total Net Assets	$193,768	$461,107	$529,074	$162,246

Accumulation units outstanding:
M&E - 0.55%	249,244	483,285	647,771	28,264

M&E - 0.60%	28,040	109,181	152,800	53,037

M&E - 0.75%	—	26,351	—	63,964

Accumulation unit value:
M&E - 0.55%	$0.698910	$0.745515	$0.661052	$1.120381

M&E - 0.60%	$0.697909	$0.744449	$0.660101	$1.118704

M&E - 0.75%	$0.694885	$0.741206	$0.657242	$1.113864

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	VA U.S. Targeted Value Subaccount	Federated American Leaders Subaccount	Federated Capital Income Fund II Subaccount	Federated Fund for U.S. Government Securities II Subaccount
Assets
Investment in securities:
Number of shares	45,943.048	940.045	10,107.759	15,005.441

Cost	$552,719	$11,223	$94,301	$169,945

Investments in mutual funds, Level 1 quoted price at net asset value	$333,087	$7,652	$73,281	$171,812
Receivable for units sold	—	—	2	—

Total assets	333,087	7,652	73,283	171,812

Liabilities
Payable for units redeemed	118	—	—	3

	$332,969	$7,652	$73,283	$171,809

Net Assets:
Deferred annuity contracts terminable by owners	$332,969	$7,652	$73,283	$171,809

Total Net Assets	$332,969	$7,652	$73,283	$171,809

Accumulation units outstanding:
M&E - 0.55%	354,203	—	1,249	20,244

M&E - 0.60%	160,050	11,287	—	47,388

M&E - 0.75%	43,101	—	78,505	84,041

Accumulation unit value:
M&E - 0.55%	$0.597927	$0.678963	$0.924131	$1.136892

M&E - 0.60%	$0.597057	$0.677986	$0.922779	$1.135272

M&E - 0.75%	$0.594473	$0.675048	$0.918781	$1.130357

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Federated High Income Bond Fund II Subaccount	Federated Prime Money Fund II Subaccount	Fidelity-VIP Contrafund ® Subaccount	Fidelity-VIP Mid Cap Subaccount
Assets
Investment in securities:
Number of shares	21,224.180	338,667.210	7,738.495	601.099

Cost	$121,881	$338,667	$173,721	$18,689

Investments in mutual funds, Level 1 quoted price at net asset value	$106,758	$338,667	$119,095	$11,078
Receivable for units sold	2	1	3	1

Total assets	106,760	338,668	119,098	11,079

Liabilities
Payable for units redeemed	—	—	—	—

	$106,760	$338,668	$119,098	$11,079

Net Assets:
Deferred annuity contracts terminable by owners	$106,760	$338,668	$119,098	$11,079

Total Net Assets	$106,760	$338,668	$119,098	$11,079

Accumulation units outstanding:
M&E - 0.55%	11,722	22,484	91,357	15,358

M&E - 0.60%	35,324	1,961	30,640	—

M&E - 0.75%	82,873	284,651	50,151	—

Accumulation unit value:
M&E - 0.55%	$0.825120	$1.101521	$0.693067	$0.721362

M&E - 0.60%	$0.823898	$1.099935	$0.692148	$0.720296

M&E - 0.75%	$0.820342	$1.095180	$0.689398	$0.717186

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Fidelity-VIP Value Strategies Subaccount	Gartmore NVIT Developing Markets Subaccount	Vanguard-Equity Index Subaccount	Vanguard- International Subaccount
Assets
Investment in securities:
Number of shares	—	10,964.228	17,427.770	1,756.603

Cost	$—	$113,252	$427,577	$33,303

Investments in mutual funds, Level 1 quoted price at net asset value	$—	$41,116	$306,903	$20,728
Receivable for units sold	—	—	7	—

Total assets	—	41,116	306,910	20,728

Liabilities
Payable for units redeemed	—	1	—	—

	$—	$41,115	$306,910	$20,728

Net Assets:
Deferred annuity contracts terminable by owners	$—	$41,115	$306,910	$20,728

Total Net Assets	$—	$41,115	$306,910	$20,728

Accumulation units outstanding:
M&E - 0.55%	—	50,862	157,231	29,552

M&E - 0.60%	—	6,815	176,663	5,435

M&E - 0.75%	—	—	80,227	—

Accumulation unit value:
M&E - 0.55%	$0.564572	$0.712983	$0.742402	$0.592522

M&E - 0.60%	$0.563757	$0.711942	$0.741318	$0.592033

M&E - 0.75%	$0.561308	$0.708869	$0.738117	$0.590557

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Vanguard-Mid-Cap Index Subaccount	Vanguard-REIT Index Subaccount	Vanguard-Short- Term Investment Grade Subaccount	Vanguard-Total Bond Market Index Subaccount
Assets
Investment in securities:
Number of shares	8,239.731	3,735.128	33,429.118	51,187.614

Cost	$127,786	$55,357	$353,442	$581,652

Investments in mutual funds, Level 1 quoted price at net asset value	$75,970	$28,574	$332,620	$594,800
Receivable for units sold	2	—	—	—

Total assets	75,972	28,574	332,620	594,800

Liabilities
Payable for units redeemed	—	—	2	2

	$75,972	$28,574	$332,618	$594,798

Net Assets:
Deferred annuity contracts terminable by owners	$75,972	$28,574	$332,618	$594,798

Total Net Assets	$75,972	$28,574	$332,618	$594,798

Accumulation units outstanding:
M&E - 0.55%	22,439	30,185	267,362	324,817

M&E - 0.60%	20,566	13,915	48,298	—

M&E - 0.75%	72,300	—	—	190,501

Accumulation unit value:
M&E - 0.55%	$0.661445	$0.648244	$1.053952	$1.156693

M&E - 0.60%	$0.660491	$0.647310	$1.052453	$1.155037

M&E - 0.75%	$0.657625	$0.644500	$1.047852	$1.150048

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Wanger International Small Cap Subaccount	Wanger U.S. Smaller Companies Subaccount	WFAVT Small/MidCap Value Subaccount
Assets
Investment in securities:
Number of shares	658.441	1,845.765	—

Cost	$24,088	$59,247	$—

Investments in mutual funds, Level 1 quoted price at net asset value	$13,623	$35,623	$—
Receivable for units sold	—	1	—

Total assets	13,623	35,624	—

Liabilities
Payable for units redeemed	—	—	—

	$13,623	$35,624	$—

Net Assets:
Deferred annuity contracts terminable by owners	$13,623	$35,624	$—

Total Net Assets	$13,623	$35,624	$—

Accumulation units outstanding:
M&E - 0.55%	9,897	30,683	—

M&E - 0.60%	7,517	24,608	—

M&E - 0.75%	—	—	—

Accumulation unit value:
M&E - 0.55%	$0.782784	$0.644706	$0.574161

M&E - 0.60%	$0.781655	$0.643783	$0.573329

M&E - 0.75%	$0.778257	$0.640989	$0.570847

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount
Net investment income (loss)
Income:
Dividends	$2,607	$4,877	$7,081	$18,287
Expenses
Administrative, mortality and expense risk charge	358	964	1,357	3,605

Net investment income (loss)	2,249	3,913	5,724	14,682
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	4,741	29,933	19,464	65,407
Proceeds from sales	3,652	1,288	1,355	188,628
Cost of investments sold	5,123	1,569	1,631	340,106

Net realized capital gains (losses) on investments	3,270	29,652	19,188	(86,071)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(132)	13,283	9,986	(2,134)
End of period	(23,958)	(98,777)	(65,208)	(153,653)

Net change in unrealized appreciation/depreciation of investments	(23,826)	(112,060)	(75,194)	(151,519)

Net realized and unrealized capital gains (losses) on investments	(20,556)	(82,408)	(56,006)	(237,590)

Increase (decrease) in net assets from operations	$(18,307)	$(78,495)	$(50,282)	$(222,908)

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica Capital Guardian Global VP Subaccount	Transamerica Capital Guardian Value VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount
Net investment income (loss)
Income:
Dividends	$—	$2,729	$1,133	$1,772
Expenses
Administrative, mortality and expense risk charge	—	218	82	165

Net investment income (loss)	—	2,511	1,051	1,607
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	2,915	4,074	4,772
Proceeds from sales	—	218	229	165
Cost of investments sold	—	304	315	216

Net realized capital gains (losses) on investments	—	2,829	3,988	4,721
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(1,642)	(1,407)	822
End of period	—	(25,084)	(14,679)	(19,092)

Net change in unrealized appreciation/depreciation of investments	—	(23,442)	(13,272)	(19,914)

Net realized and unrealized capital gains (losses) on investments	—	(20,613)	(9,284)	(15,193)

Increase (decrease) in net assets from operations	$—	$(18,102)	$(8,233)	$(13,586)

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica MFS International Equity VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount	Transamerica Equity VP Subaccount
Net investment income (loss)
Income:
Dividends	$492	$19,867	$209	$75
Expenses
Administrative, mortality and expense risk charge	42	1,819	69	199

Net investment income (loss)	450	18,048	140	(124)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	752	150	2,510	1,262
Proceeds from sales	332	61,408	69	27,414
Cost of investments sold	542	59,864	90	27,074

Net realized capital gains (losses) on investments	542	1,694	2,489	1,602
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(922)	11,141	41	5,759
End of period	(5,717)	(22,615)	(7,846)	(16,644)

Net change in unrealized appreciation/depreciation of investments	(4,795)	(33,756)	(7,887)	(22,403)

Net realized and unrealized capital gains (losses) on investments	(4,253)	(32,062)	(5,398)	(20,801)

Increase (decrease) in net assets from operations	$(3,803)	$(14,014)	$(5,258)	$(20,925)

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica Growth Opportunities VP Subaccount	Transamerica Index 50 VP Subaccount(1)	Transamerica Index 75 VP Subaccount(1)	Transamerica Small/Mid Cap Value VP Subaccount(1)
Net investment income (loss)
Income:
Dividends	$168	$—	$—	$—
Expenses
Administrative, mortality and expense risk charge	15	—	—	—

Net investment income (loss)	153	—	—	—
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,180	—	—	—
Proceeds from sales	46	298	298	310
Cost of investments sold	81	299	299	315

Net realized capital gains (losses) on investments	1,145	(1)	(1)	(5)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(2,946)	—	—	—

Net change in unrealized appreciation/depreciation of investments	(2,946)	—	—	—

Net realized and unrealized capital gains (losses) on investments	(1,801)	(1)	(1)	(5)

Increase (decrease) in net assets from operations	$(1,648)	$(1)	$(1)	$(5)

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica Value Balanced VP Subaccount	Transamerica Van Kampen Active International Allocation VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount	Transamerica Efficient Markets VP Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$501	$—	$—
Expenses
Administrative, mortality and expense risk charge	—	51	—	1

Net investment income (loss)	—	450	—	(1)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	1,111	—	—
Proceeds from sales	—	585	—	285
Cost of investments sold	—	792	—	300

Net realized capital gains (losses) on investments	—	904	—	(15)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	119	—	—
End of period	—	(5,651)	—	—

Net change in unrealized appreciation/depreciation of investments	—	(5,770)	—	—

Net realized and unrealized capital gains (losses) on investments	—	(4,866)	—	(15)

Increase (decrease) in net assets from operations	$—	$(4,416)	$—	$(16)

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Columbia Small Company Growth Subaccount	Credit Suisse International Focus Subaccount	Credit Suisse Small Cap Core I Subaccount	VA Global Bond Subaccount
Net investment income (loss)
Income:
Dividends	$—	$1,000	$9	$23,719
Expenses
Administrative, mortality and expense risk charge	—	369	82	4,405

Net investment income (loss)	—	631	(73)	19,314
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	—	33,199	12,406	331,116
Cost of investments sold	—	32,383	13,443	315,653

Net realized capital gains (losses) on investments	—	816	(1,037)	15,463
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	4,480	(551)	18,324
End of period	(1)	(28,345)	(5,078)	11,417

Net change in unrealized appreciation/depreciation of investments	(1)	(32,825)	(4,527)	(6,907)

Net realized and unrealized capital gains (losses) on investments	(1)	(32,009)	(5,564)	8,556

Increase (decrease) in net assets from operations	$(1)	$(31,378)	$(5,637)	$27,870

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	VA International Small Subaccount	VA International Value Subaccount	VA U.S. Large Value Subaccount	VA Short-Term Fixed Subaccount
Net investment income (loss)
Income:
Dividends	$6,632	$22,796	$15,818	$6,199
Expenses
Administrative, mortality and expense risk charge	1,412	2,969	3,412	951

Net investment income (loss)	5,220	19,827	12,406	5,248
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	11,654	50,032	—	—
Proceeds from sales	48,656	236,972	110,460	127,604
Cost of investments sold	58,913	287,431	135,245	127,755

Net realized capital gains (losses) on investments	1,397	(427)	(24,785)	(151)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(25,440)	(55,709)	(56,631)	(171)
End of period	(163,346)	(363,278)	(321,360)	(125)

Net change in unrealized appreciation/depreciation of investments	(137,906)	(307,569)	(264,729)	46

Net realized and unrealized capital gains (losses) on investments	(136,509)	(307,996)	(289,514)	(105)

Increase (decrease) in net assets from operations	$(131,289)	$(288,169)	$(277,108)	$5,143

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	VA U.S. Targeted Value Subaccount	Federated American Leaders Subaccount	Federated Capital Income Fund II Subaccount	Federated Fund for U.S. Government Securities II Subaccount
Net investment income (loss)
Income:
Dividends	$5,979	$536	$4,639	$4,507
Expenses
Administrative, mortality and expense risk charge	2,522	87	584	464

Net investment income (loss)	3,457	449	4,055	4,043
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,528	8,292	—	—
Proceeds from sales	179,630	20,904	606	48,400
Cost of investments sold	303,065	36,304	660	47,056

Net realized capital gains (losses) on investments	(121,907)	(7,108)	(54)	1,344
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(147,657)	(3,914)	246	4,074
End of period	(219,632)	(3,571)	(21,020)	1,867

Net change in unrealized appreciation/depreciation of investments	(71,975)	343	(21,266)	(2,207)

Net realized and unrealized capital gains (losses) on investments	(193,882)	(6,765)	(21,320)	(863)

Increase (decrease) in net assets from operations	$(190,425)	$(6,316)	$(17,265)	$3,180

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Federated High Income Bond Fund II Subaccount	Federated Prime Money Fund II Subaccount	Fidelity-VIP Contrafund ® Subaccount	Fidelity-VIP Mid Cap Subaccount
Net investment income (loss)
Income:
Dividends	$6,329	$4,087	$1,200	$68
Expenses
Administrative, mortality and expense risk charge	290	1,297	448	68

Net investment income (loss)	6,039	2,790	752	—
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	947	1,984
Proceeds from sales	31,743	110,877	6,626	68
Cost of investments sold	36,190	110,877	9,859	98

Net realized capital gains (losses) on investments	(4,447)	—	(2,286)	1,954
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(78)	—	(9,391)	(20)
End of period	(15,123)	—	(54,626)	(7,611)

Net change in unrealized appreciation/depreciation of investments	(15,045)	—	(45,235)	(7,591)

Net realized and unrealized capital gains (losses) on investments	(19,492)	—	(47,521)	(5,637)

Increase (decrease) in net assets from operations	$(13,453)	$2,790	$(46,769)	$(5,637)

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Fidelity-VIP Value Strategies Subaccount	Gartmore NVIT Developing Markets Subaccount	Vanguard-Equity Index Subaccount	Vanguard- International Subaccount
Net investment income (loss)
Income:
Dividends	$—	$528	$3,317	$—
Expenses
Administrative, mortality and expense risk charge	—	397	1,692	103

Net investment income (loss)	—	131	1,625	(103)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	31,866	5,651	—
Proceeds from sales	—	16,145	140,000	5,217
Cost of investments sold	—	15,724	162,568	7,448

Net realized capital gains (losses) on investments	—	32,287	(16,917)	(2,231)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	12,933	3,484	—
End of period	—	(72,136)	(120,674)	(12,575)

Net change in unrealized appreciation/depreciation of investments	—	(85,069)	(124,158)	(12,575)

Net realized and unrealized capital gains (losses) on investments	—	(52,782)	(141,075)	(14,806)

Increase (decrease) in net assets from operations	$—	$(52,651)	$(139,450)	$(14,909)

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Vanguard-Mid-Cap Index Subaccount	Vanguard-REIT Index Subaccount	Vanguard-Short- Term Investment Grade Subaccount	Vanguard-Total Bond Market Index Subaccount
Net investment income (loss)
Income:
Dividends	$1,351	$883	$12,706	$40,437
Expenses
Administrative, mortality and expense risk charge	592	187	1,803	4,786

Net investment income (loss)	759	696	10,903	35,651
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	11,888	9,040	—	—
Proceeds from sales	1,877	2,925	3,197	381,287
Cost of investments sold	2,261	5,174	3,279	380,990

Net realized capital gains (losses) on investments	11,504	6,791	(82)	297
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(228)	(4,100)	4,305	24,368
End of period	(51,816)	(26,783)	(20,822)	13,148

Net change in unrealized appreciation/depreciation of investments	(51,588)	(22,683)	(25,127)	(11,220)

Net realized and unrealized capital gains (losses) on investments	(40,084)	(15,892)	(25,209)	(10,923)

Increase (decrease) in net assets from operations	$(39,325)	$(15,196)	$(14,306)	$24,728

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Wanger International Small Cap Subaccount	Wanger U.S. Smaller Companies Subaccount	WFAVT Small/MidCap Value Subaccount
Net investment income (loss)
Income:
Dividends	$152	$—	$—
Expenses
Administrative, mortality and expense risk charge	107	266	—

Net investment income (loss)	45	(266)	—
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	2,303	4,238	—
Proceeds from sales	344	6,222	—
Cost of investments sold	364	9,239	—

Net realized capital gains (losses) on investments	2,283	1,221	—
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,626	1,031	—
End of period	(10,465)	(23,624)	—

Net change in unrealized appreciation/depreciation of investments	(13,091)	(24,655)	—

Net realized and unrealized capital gains (losses) on investments	(10,808)	(23,434)	—

Increase (decrease) in net assets from operations	$(10,763)	$(23,700)	$—

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Asset Allocation - Conservative VP Subaccount		Transamerica Asset Allocation - Growth VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$2,249	$167	$3,913	$2,917
Net realized capital gains (losses) on investments	3,270	251	29,652	6,856
Net change in unrealized appreciation/ depreciation of investments	(23,826)	(132)	(112,060)	413

Increase (decrease) in net assets from operations	(18,307)	286	(78,495)	10,186
Contract transactions
Net contract purchase payments	80,398	20,101	19,177	19,350
Transfer payments from (to) other subaccounts or general account	(3,421)	(27)	627	138
Contract terminations, withdrawals, and other deductions	(612)	(26)	(295)	(76)
Contract maintenance charges	(12)	—	(51)	(30)

Increase (decrease) in net assets from contract transactions	76,353	20,048	19,458	19,382

Net increase (decrease) in net assets	58,046	20,334	(59,037)	29,568
Net assets:
Beginning of the period	20,334	—	180,038	150,470

End of the period	$78,380	$20,334	121,001	$180,038

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Asset Allocation - Moderate VP Subaccount		Transamerica Asset Allocation - Moderate Growth VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$5,724	$4,905	$14,682	$251
Net realized capital gains (losses) on investments	19,188	5,409	(86,071)	353
Net change in unrealized appreciation/ depreciation of investments	(75,194)	4,263	(151,519)	(2,134)

Increase (decrease) in net assets from operations	(50,282)	14,577	(222,908)	(1,530)
Contract transactions
Net contract purchase payments	21,983	1	376,836	326,362
Transfer payments from (to) other subaccounts or general account	176,339	(5)	(174,505)	23
Contract terminations, withdrawals, and other deductions	—	—	(8,538)	(72)
Contract maintenance charges	—	—	(27)	—

Increase (decrease) in net assets from contract transactions	198,322	(4)	193,766	326,313

Net increase (decrease) in net assets	148,040	14,573	(29,142)	324,783
Net assets:
Beginning of the period	213,972	199,399	324,783	—

End of the period	$362,012	$213,972	$295,641	$324,783

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Capital Guardian Global VP Subaccount		Transamerica Capital Guardian Value VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$—	$—	$2,511	$(16)
Net realized capital gains (losses) on investments	—	—	2,829	(1)
Net change in unrealized appreciation/ depreciation of investments	—	—	(23,442)	(1,642)

Increase (decrease) in net assets from operations	—	—	(18,102)	(1,659)
Contract transactions
Net contract purchase payments	—	—	38,000	45,722
Transfer payments from (to) other subaccounts or general account	—	—	9,513	3,050
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	47,513	48,772

Net increase (decrease) in net assets	—	—	29,411	47,113
Net assets:
Beginning of the period	—	—	47,113	—

End of the period	$—	$—	$76,524	$47,113

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Clarion Global Real Estate Securities VP Subaccount		Transamerica JPMorgan Enhanced Index VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$1,051	$620	$1,607	$249
Net realized capital gains (losses) on investments	3,988	828	4,721	1,657
Net change in unrealized appreciation/depreciation of investments	(13,272)	(2,190)	(19,914)	822

Increase (decrease) in net assets from operations	(8,233)	(742)	(13,586)	2,728
Contract transactions
Net contract purchase payments	5,981	—	1	44,312
Transfer payments from (to) other subaccounts or general account	2,201	3,396	—	(11,000)
Contract terminations, withdrawals, and other deductions	(19)	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	8,163	3,396	1	33,312

Net increase (decrease) in net assets	(70)	2,654	(13,585)	36,040
Net assets:
Beginning of the period	12,524	9,870	36,040	—

End of the period	$12,454	$12,524	$22,455	$36,040

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica MFS International Equity VP Subaccount		Transamerica PIMCO Total Return VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$450	$34	$18,048	$4,067
Net realized capital gains (losses) on investments	542	1,104	1,694	362
Net change in unrealized appreciation/depreciation of investments	(4,795)	(1,007)	(33,756)	11,406

Increase (decrease) in net assets from operations	(3,803)	131	(14,014)	15,835
Contract transactions
Net contract purchase payments	4,498	—	141,608	983
Transfer payments from (to) other subaccounts or general account	541	4,842	18,847	5,202
Contract terminations, withdrawals, and other deductions	—	—	(3,329)	(188)
Contract maintenance charges	(2)	(1)	(43)	(24)

Increase (decrease) in net assets from contract transactions	5,037	4,841	157,083	5,973

Net increase (decrease) in net assets	1,234	4,972	143,069	21,808
Net assets:
Beginning of the period	6,263	1,291	206,014	184,206

End of the period	$7,497	$6,263	$349,083	$206,014

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica T. Rowe Price Small Cap VP Subaccount		Transamerica Equity VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$140	$(5)	$(124)	$(230)
Net realized capital gains (losses) on investments	2,489	—	1,602	2,055
Net change in unrealized appreciation/depreciation of investments	(7,887)	41	(22,403)	4,497

Increase (decrease) in net assets from operations	(5,258)	36	(20,925)	6,322
Contract transactions
Net contract purchase payments	1	13,448	8,997	28,657
Transfer payments from (to) other subaccounts or general account	1,599	893	(23,776)	(1,868)
Contract terminations, withdrawals, and other deductions	—	—	(254)	—
Contract maintenance charges	—	—	(1)	(2)

Increase (decrease) in net assets from contract transactions	1,600	14,341	(15,034)	26,787

Net increase (decrease) in net assets	(3,658)	14,377	(35,959)	33,109
Net assets:
Beginning of the period	14,377	—	58,561	25,452

End of the period	$10,719	$14,377	$22,602	$58,561

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Growth Opportunities VP Subaccount		Transamerica Index 50 VP Subaccount	Transamerica Index 75 VP Subaccount
	2008	2007	2008(1)	2008(1)
Operations
Net investment income (loss)	$153	$—	$—	$—
Net realized capital gains (losses) on investments	1,145	—	(1)	(1)
Net change in unrealized appreciation/depreciation of investments	(2,946)	—	—	—

Increase (decrease) in net assets from operations	(1,648)	—	(1)	(1)
Contract transactions
Net contract purchase payments	5,925	50	300	300
Transfer payments from (to) other subaccounts or general account	475	—	(1)	(1)
Contract terminations, withdrawals, and other deductions	(33)	—	(298)	(298)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	6,367	50	1	1

Net increase (decrease) in net assets	4,719	50	—	—
Net assets:
Beginning of the period	50	—	—	—

End of the period	$4,769	$50	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica Value Balanced VP Subaccount
	2008(1)	2008	2007
Operations
Net investment income (loss)	$—	$—	$—
Net realized capital gains (losses) on investments	(5)	—	—
Net change in unrealized appreciation/depreciation of investments	—	—	—

Increase (decrease) in net assets from operations	(5)	—	—
Contract transactions
Net contract purchase payments	300	—	—
Transfer payments from (to) other subaccounts or general account	15	—	—
Contract terminations, withdrawals, and other deductions	(310)	—	—
Contract maintenance charges	—	—	—

Increase (decrease) in net assets from contract transactions	5	—	—

Net increase (decrease) in net assets	—	—	—
Net assets:
Beginning of the period	—	—	—

End of the period	$—	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Van Kampen Active International Allocation VP Subaccount		Transamerica Van Kampen Mid- Cap Growth VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$450	$162	$—	$—
Net realized capital gains (losses) on investments	904	864	—	—
Net change in unrealized appreciation/depreciation of investments	(5,770)	(409)	—	—

Increase (decrease) in net assets from operations	(4,416)	617	—	—
Contract transactions
Net contract purchase payments	1	—	—	—
Transfer payments from (to) other subaccounts or general account	614	10,632	—	—
Contract terminations, withdrawals, and other deductions	(1)	(5,100)	—	—
Contract maintenance charges	(1)	—	—	—

Increase (decrease) in net assets from contract transactions	613	5,532	—	—

Net increase (decrease) in net assets	(3,803)	6,149	—	—
Net assets:
Beginning of the period	10,873	4,724	—	—

End of the period	$7,070	$10,873	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Efficient Markets VP Subaccount	Columbia Small Company Growth Subaccount
	2008(1)	2008	2007
Operations
Net investment income (loss)	$(1)	$—	$(31)
Net realized capital gains (losses) on investments	(15)	—	950
Net change in unrealized appreciation/depreciation of investments	—	(1)	(120)

Increase (decrease) in net assets from operations	(16)	(1)	799
Contract transactions
Net contract purchase payments	300	2	1
Transfer payments from (to) other subaccounts or general account	1	(1)	(11)
Contract terminations, withdrawals, and other deductions	(285)	—	(9,273)
Contract maintenance charges	—	—	—

Increase (decrease) in net assets from contract transactions	16	1	(9,283)

Net increase (decrease) in net assets	—	—	(8,484)
Net assets:
Beginning of the period	—	—	8,484

End of the period	$—	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Credit Suisse International Focus Subaccount		Credit Suisse Small Cap Core I Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$631	$377	$(73)	$(99)
Net realized capital gains (losses) on investments	816	304	(1,037)	10
Net change in unrealized appreciation/depreciation of investments	(32,825)	3,348	(4,527)	(1,098)

Increase (decrease) in net assets from operations	(31,378)	4,029	(5,637)	(1,187)
Contract transactions
Net contract purchase payments	—	77,833	1	12,281
Transfer payments from (to) other subaccounts or general account	(22,446)	4,767	(11,807)	8,020
Contract terminations, withdrawals, and other deductions	(306)	—	(115)	—
Contract maintenance charges	(1)	—	(2)	(1)

Increase (decrease) in net assets from contract transactions	(22,753)	82,600	(11,923)	20,300

Net increase (decrease) in net assets	(54,131)	86,629	(17,560)	19,113
Net assets:
Beginning of the period	104,102	17,473	26,226	7,113

End of the period	$49,971	$104,102	$8,666	$26,226

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	VA Global Bond Subaccount		VA International Small Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$19,314	$10,486	$5,220	$3,232
Net realized capital gains (losses) on investments	15,463	5,538	1,397	23,593
Net change in unrealized appreciation/depreciation of investments	(6,907)	16,067	(137,906)	(25,047)

Increase (decrease) in net assets from operations	27,870	32,091	(131,289)	1,778
Contract transactions
Net contract purchase payments	50,931	119,348	26,162	95,445
Transfer payments from (to) other subaccounts or general account	(93,936)	24,613	68,757	59,718
Contract terminations, withdrawals, and other deductions	(45,249)	(8,911)	(1,680)	(12,341)
Contract maintenance charges	(13)	(2)	(10)	(1)

Increase (decrease) in net assets from contract transactions	(88,267)	135,048	93,229	142,821

Net increase (decrease) in net assets	(60,397)	167,139	(38,060)	144,599
Net assets:
Beginning of the period	749,555	582,416	231,828	87,229

End of the period	$689,158	$749,555	$193,768	$231,828

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	VA International Value Subaccount		VA U.S. Large Value Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$19,827	$17,724	$12,406	$5,515
Net realized capital gains (losses) on investments	(427)	85,786	(24,785)	1,157
Net change in unrealized appreciation/depreciation of investments	(307,569)	(62,722)	(264,729)	(43,574)

Increase (decrease) in net assets from operations	(288,169)	40,788	(277,108)	(36,902)
Contract transactions
Net contract purchase payments	67,976	281,578	50,397	239,032
Transfer payments from (to) other subaccounts or general account	(3,316)	(4,446)	49,858	87,460
Contract terminations, withdrawals, and other deductions	(2,180)	(10,812)	(678)	(12,446)
Contract maintenance charges	(11)	(1)	(22)	(2)

Increase (decrease) in net assets from contract transactions	62,469	266,319	99,555	314,044

Net increase (decrease) in net assets	(225,700)	307,107	(177,553)	277,142
Net assets:
Beginning of the period	686,807	379,700	706,627	429,485

End of the period	$461,107	$686,807	$529,074	$706,627

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	VA Short-Term Fixed Subaccount		VA U.S. Targeted Value Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$5,248	$4,432	$3,457	$2,219
Net realized capital gains (losses) on investments	(151)	134	(121,907)	35,564
Net change in unrealized appreciation/depreciation of investments	46	112	(71,975)	(119,444)

Increase (decrease) in net assets from operations	5,143	4,678	(190,425)	(81,661)
Contract transactions
Net contract purchase payments	117,246	676	45,501	115,438
Transfer payments from (to) other subaccounts or general account	38,479	108,080	19,203	80,210
Contract terminations, withdrawals, and other deductions	(111,608)	(13,357)	(13,895)	(8,932)
Contract maintenance charges	(13)	—	(15)	(1)

Increase (decrease) in net assets from contract transactions	44,104	95,399	50,794	186,715

Net increase (decrease) in net assets	49,247	100,077	(139,631)	105,054
Net assets:
Beginning of the period	112,999	12,922	472,600	367,546

End of the period	$162,246	$112,999	$332,969	$472,600

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Federated American Leaders Subaccount		Federated Capital Income Fund II Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$449	$47	$4,055	$227
Net realized capital gains (losses) on investments	(7,108)	1,339	(54)	3
Net change in unrealized appreciation/depreciation of investments	343	(4,948)	(21,266)	(59)

Increase (decrease) in net assets from operations	(6,316)	(3,562)	(17,265)	171
Contract transactions
Net contract purchase payments	—	22,517	80,271	1,472
Transfer payments from (to) other subaccounts or general account	(19,751)	2,015	3,273	(1)
Contract terminations, withdrawals, and other deductions	(200)	—	—	—
Contract maintenance charges	—	—	(26)	(18)

Increase (decrease) in net assets from contract transactions	(19,951)	24,532	83,518	1,453

Net increase (decrease) in net assets	(26,267)	20,970	66,253	1,624
Net assets:
Beginning of the period	33,919	12,949	7,030	5,406

End of the period	$7,652	$33,919	$73,283	$7,030

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Federated Fund for U.S. Government Securities II Subaccount		Federated High Income Bond Fund II Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$4,043	$1,865	$6,039	$2,053
Net realized capital gains (losses) on investments	1,344	90	(4,447)	(3)
Net change in unrealized appreciation/depreciation of investments	(2,207)	2,725	(15,045)	(1,224)

Increase (decrease) in net assets from operations	3,180	4,680	(13,453)	826
Contract transactions
Net contract purchase payments	106,219	42,128	69,499	40,939
Transfer payments from (to) other subaccounts or general account	(24,648)	11,515	(21,637)	1,715
Contract terminations, withdrawals, and other deductions	(12,388)	(8,522)	(576)	—
Contract maintenance charges	—	—	(3)	(3)

Increase (decrease) in net assets from contract transactions	69,183	45,121	47,283	42,651

Net increase (decrease) in net assets	72,363	49,801	33,830	43,477
Net assets:
Beginning of the period	99,446	49,645	72,930	29,453

End of the period	$171,809	$99,446	$106,760	$72,930

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Federated Prime Money Fund II Subaccount		Fidelity-VIP Contrafund ® Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$2,790	$4,248	$752	$339
Net realized capital gains (losses) on investments	—	—	(2,286)	9,228
Net change in unrealized appreciation/depreciation of investments	—	—	(45,235)	(9,391)

Increase (decrease) in net assets from operations	2,790	4,248	(46,769)	176
Contract transactions
Net contract purchase payments	110,801	143,076	62,209	37,704
Transfer payments from (to) other subaccounts or general account	200,501	(549,665)	63,925	2,501
Contract terminations, withdrawals, and other deductions	(398)	(5,790)	(648)	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	310,904	(412,379)	125,486	40,205

Net increase (decrease) in net assets	313,694	(408,131)	78,717	40,381
Net assets:
Beginning of the period	24,974	433,105	40,381	—

End of the period	$338,668	$24,974	$119,098	$40,381

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Fidelity-VIP Mid Cap Subaccount		Fidelity-VIP Value Strategies Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$—	$58	$—	$—
Net realized capital gains (losses) on investments	1,954	—	—	—
Net change in unrealized appreciation/depreciation of investments	(7,591)	(20)	—	—

Increase (decrease) in net assets from operations	(5,637)	38	—	—
Contract transactions
Net contract purchase payments	1	13,448	—	—
Transfer payments from (to) other subaccounts or general account	2,330	899	—	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	2,331	14,347	—	—

Net increase (decrease) in net assets	(3,306)	14,385	—	—
Net assets:
Beginning of the period	14,385	—	—	—

End of the period	$11,079	$14,385	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Gartmore NVIT Developing Markets Subaccount		Vanguard-Equity Index Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$131	$(48)	$1,625	$891
Net realized capital gains (losses) on investments	32,287	15,911	(16,917)	6,673
Net change in unrealized appreciation/depreciation of investments	(85,069)	10,999	(124,158)	(1,074)

Increase (decrease) in net assets from operations	(52,651)	26,862	(139,450)	6,490
Contract transactions
Net contract purchase payments	7,965	16,577	87,685	50,617
Transfer payments from (to) other subaccounts or general account	5,943	31,297	144,353	57,767
Contract terminations, withdrawals, and other deductions	(30)	(6,172)	(11,659)	(18,648)
Contract maintenance charges	(2)	—	(15)	(2)

Increase (decrease) in net assets from contract transactions	13,876	41,702	220,364	89,734

Net increase (decrease) in net assets	(38,775)	68,564	80,914	96,224
Net assets:
Beginning of the period	79,890	11,326	225,996	129,772

End of the period	$41,115	$79,890	$306,910	$225,996

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Vanguard- International Subaccount		Vanguard-Mid-Cap Index Subaccount
	2008	2007 (1)	2008	2007
Operations
Net investment income (loss)	$(103)	$—	$759	$285
Net realized capital gains (losses) on investments	(2,231)	5	11,504	4,904
Net change in unrealized appreciation/depreciation of investments	(12,575)	—	(51,588)	(2,805)

Increase (decrease) in net assets from operations	(14,909)	5	(39,325)	2,384
Contract transactions
Net contract purchase payments	—	300	53,514	1,489
Transfer payments from (to) other subaccounts or general account	35,859	—	16,518	(1,421)
Contract terminations, withdrawals, and other deductions	(222)	(305)	—	—
Contract maintenance charges	—	—	(18)	(13)

Increase (decrease) in net assets from contract transactions	35,637	(5)	70,014	55

Net increase (decrease) in net assets	20,728	—	30,689	2,439
Net assets:
Beginning of the period	—	—	45,283	42,844

End of the period	$20,728	$—	$75,972	$45,283

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Vanguard-REIT Index Subaccount		Vanguard-Short-Term Investment Grade Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$696	$231	$10,903	$10,246
Net realized capital gains (losses) on investments	6,791	1,582	(82)	(21)
Net change in unrealized appreciation/depreciation of investments	(22,683)	(5,505)	(25,127)	4,305

Increase (decrease) in net assets from operations	(15,196)	(3,692)	(14,306)	14,530
Contract transactions
Net contract purchase payments	11,054	8,490	—	—
Transfer payments from (to) other subaccounts or general account	6,348	3,304	55,026	161,642
Contract terminations, withdrawals, and other deductions	(1,175)	—	—	—
Contract maintenance charges	(2)	(1)	—	—

Increase (decrease) in net assets from contract transactions	16,225	11,793	55,026	161,642

Net increase (decrease) in net assets	1,029	8,101	40,720	176,172
Net assets:
Beginning of the period	27,545	19,444	291,898	115,726

End of the period	$28,574	$27,545	$332,618	$291,898

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Vanguard-Total Bond Market Index Subaccount		Wanger International Small Cap Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$35,651	$14,229	$45	$(29)
Net realized capital gains (losses) on investments	297	86	2,283	795
Net change in unrealized appreciation/depreciation of investments	(11,220)	22,096	(13,091)	1,519

Increase (decrease) in net assets from operations	24,728	36,411	(10,763)	2,285
Contract transactions
Net contract purchase payments	80,270	110,572	4,501	9,208
Transfer payments from (to) other subaccounts or general account	(262,123)	153,278	940	986
Contract terminations, withdrawals, and other deductions	—	—	(71)	—
Contract maintenance charges	(35)	(17)	—	(1)

Increase (decrease) in net assets from contract transactions	(181,888)	263,833	5,370	10,193

Net increase (decrease) in net assets	(157,160)	300,244	(5,393)	12,478
Net assets:
Beginning of the period	751,958	451,714	19,016	6,538

End of the period	$594,798	$751,958	$13,623	$19,016

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Wanger U.S. Smaller Companies Subaccount		WFAVT Small/MidCap Value Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(266)	$(156)	$—	$—
Net realized capital gains (losses) on investments	1,221	847	—	—
Net change in unrealized appreciation/ depreciation of investments	(24,655)	(7)	—	—

Increase (decrease) in net assets from operations	(23,700)	684	—	—
Contract transactions
Net contract purchase payments	8,999	4,029	—	—
Transfer payments from (to) other subaccounts or general account	10,531	21,837	—	—
Contract terminations, withdrawals, and other deductions	(233)	(32)	—	—
Contract maintenance charges	(3)	—	—	—

Increase (decrease) in net assets from contract transactions	19,294	25,834	—	—

Net increase (decrease) in net assets	(4,406)	26,518	—	—
Net assets:
Beginning of the period	40,030	13,512	—	—

End of the period	$35,624	$40,030	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Financial Life Insurance Company Separate Account VNY (the Mutual Fund Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Each Series Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specific subaccounts is available to contract owners of the Advisor’s Edge® NY Variable Annuity.

Subaccount Investment by Fund:

AEGON/Transamerica Series Fund, Inc. - Initial Class:

Transamerica Asset Allocation - Conservative VP - Initial Class

Transamerica Asset Allocation - Growth VP - Initial Class

Transamerica Asset Allocation - Moderate VP - Initial Class

Transamerica Asset Allocation - Moderate Growth VP - Initial Class

Transamerica Capital Guardian Global VP - Initial Class

Transamerica Capital Guardian Value VP - Initial Class

Transamerica Clarion Global Real Estate Securities VP - Initial Cl

Transamerica JPMorgan Enhanced Index VP - Initial Class

Transamerica MFS International Equity VP - Initial Class

Transamerica PIMCO Total Return VP - Initial Class

Transamerica T. Rowe Price Small Cap VP - Initial Class

Transamerica Equity VP - Initial Class

Transamerica Growth Opportunities VP - Initial Class

Transamerica Index 50 VP - Initial Class

Transamerica Index 75 VP - Initial Class

Transamerica Small/Mid Cap Value VP - Initial Class

Transamerica Value Balanced VP - Initial Class

Transamerica Van Kampen Active International Allocation VP - Initial Class

Transamerica Van Kampen Mid-Cap Growth VP - Initial Class

Transamerica Efficient Markets VP- Initial Class

Wells Fargo Advantage Variable Trust Funds

WFAVT Small/MidCap Value Fund

Credit Suisse Trust:

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Core I Portfolio

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

DFA Investment Dimensions Group, Inc.:

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA U.S. Large Value Portfolio

VA Short-Term Fixed Portfolio

VA U.S. Targeted Value Portfolio

Federated Insurance Series:

Federated American Leaders Fund II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Federated Fund for U.S. Government Securities II

Federated Capital Income Fund II

Nationwide Variable Insurance Trust

Gartmore NVIT Developing Markets Fund

Fidelity Variable Insurance Products Fund - Initial Class

Fidelity-VIP Mid Cap Portfolio-Initial Class

Fidelity-VIP Value Strategies Portfolio-Initial Class

Fidelity-VIP Contrafund® Portfolio-Initial Class

Columbia Funds Variable Insurance Trust - Class A Shares:

Columbia Small Company Growth Fund-Variable Series

Vanguard Variable Insurance Fund:

Vanguard-Equity Index Portfolio

Vanguard-International Portfolio

Vanguard-Mid-Cap Index Portfolio

Vanguard-REIT Index Portfolio

Vanguard-Short-Term Investment-Grade Portfolio

Vanguard-Total Bond Market Index Portfolio

Wanger Advisors Trust:

Wanger International Small Cap

Wanger U.S. Smaller Companies

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies (continued)

Each 2006 period reported reflects activity from the inception date of Feburary 2, 2006 through December 31, 2006, except those noted below. Each 2007 and 2008 period reported reflects an entire year, except those noted below.

Subaccount	Inception Date
T. Rowe Small Price Cap	May 1, 2006
Fidelity-VIP Contrafund® Portfolio	May 1, 2006
Vanguard-International Porfolio	May 1, 2007
Transamerica Index 50 VP - Initial Class	May 1, 2008
Transamerica Index 75 VP - Initial Class	May 1, 2008
Transamerica Small/Mid Cap Value VP - Initial Class	May 1, 2008
Transamerica Efficient Markets VP- Initial Class	November 10, 2008

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2008:

Portfolio	Formerly

Transamerica JPMorgan Enhanced Index VP - Initial Class	JPMorgan Enhanced Index (ATST - Initial Class)

Transamerica Legg Mason Partners All Cap VP - Initial Class	Legg Mason Partners All Cap (ATST - Initial Class)

Transamerica Van Kampen Mid-Cap Growth VP - Initial Class	Van Kampen Mid-Cap Growth (ATST - Initial Class)

Transamerica Templeton Global VP - Initial Class	Templeton Transamerica Global (ATST - Initial Class)

Transamerica Science and Technology VP - Initial Class	Transamerica Science and Technology (ATST - Initial Class)

Transamerica Capital Guardian Global VP - Initial Class	Capital Guardian Global (ATST - Initial Class)

Transamerica Capital Guardian Value VP - Initial Class	Capital Guardian Value (ATST - Initial Class)

Transamerica Asset Allocation - Growth VP - Initial Class	Asset Allocation - Growth Portfolio (ATST - Initial Class)

Transamerica Asset Allocation - Conservative VP - Initial Class	Asset Allocation - Conservative Portfolio (ATST - Initial Class)

Transamerica Asset Allocation - Moderate VP - Initial Class	Asset Allocation - Moderate Portfolio (ATST - Initial Class)

Transamerica Asset Allocation - Moderate Growth VP - Initial Class	Asset Allocation - Moderate Growth Portfolio (ATST - Initial Class)

Transamerica MFS International Equity VP - Initial Class	MFS International Equity (ATST - Initial Class)

Transamerica PIMCO Total Return VP - Initial Class	PIMCO Total Return (ATST - Initial Class)

Transamerica Value Balanced VP - Initial Class	Transamerica Value Balanced (ATST - Initial Class)

Transamerica Equity VP - Initial Class	Transamerica Equity (ATST - Initial Class)

Transamerica Van Kampen Active International Allocation VP - Initial Class	Van Kampen Active International Allocation (ATST - Initial Class)

Transamerica Growth Opportunities VP - Initial Class	Transamerica Growth Opportunities (ATST - Initial Class)

Transamerica Clarion Global Real Estate Securities VP - Initial Class	Clarion Global Real Estate Securities (ATST - Initial Class)

Transamerica T. Rowe Price Small Cap VP - Initial Class	T. Rowe Price Small Cap (ATST - Initial Class)

VA U.S. Large Value Portfolio	VA Large Value Portfolio

VA U.S. Targeted Value Portfolio	VA Small Value Portfolio

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account are invested in the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2008.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

Effective January 1, 2008 the Company adopted Statement of Financial Accounting Standard (SFAS) No. 157, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. The adoption did not have a material impact on the Company’s Financial Statements. See Note 8 to the Financial Statements for additional disclosure.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2008

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2008 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc. - Initial Class:
Transamerica Asset Allocation - Conservative VP - Initial Class	$86,991	$3,652
Transamerica Asset Allocation - Growth VP - Initial Class	54,583	1,288
Transamerica Asset Allocation - Moderate VP - Initial Class	224,856	1,355
Transamerica Asset Allocation - Moderate Growth VP - Initial Class	462,482	188,628
Transamerica Capital Guardian Global VP - Initial Class	—	—
Transamerica Capital Guardian Value VP - Initial Class	53,156	218
Transamerica Clarion Global Real Estate Securities VP - Initial Cl	13,516	229
Transamerica JPMorgan Enhanced Index VP - Initial Class	6,545	165
Transamerica MFS International Equity VP - Initial Class	6,571	332
Transamerica PIMCO Total Return VP - Initial Class	236,678	61,408
Transamerica T. Rowe Price Small Cap VP - Initial Class	4,319	69
Transamerica Equity VP - Initial Class	13,515	27,414
Transamerica Growth Opportunities VP - Initial Class	7,746	46
Transamerica Index 50 VP - Initial Class	299	298
Transamerica Index 75 VP - Initial Class	299	298
Transamerica Small/Mid Cap Value VP - Initial Class	315	310
Transamerica Value Balanced VP - Initial Class	—	—
Transamerica Van Kampen Active International Allocation VP - Initial Class	2,759	585
Transamerica Van Kampen Mid-Cap Growth VP - Initial Class	—	—
Transamerica Efficient Markets VP- Initial Class	300	285
Wells Fargo Advantage Variable Trust Funds
WFAVT Small/MidCap Value Fund	—	—
Credit Suisse Trust:
Credit Suisse International Focus Portfolio	11,075	33,199
Credit Suisse Small Cap Core I Portfolio	409	12,406
DFA Investment Dimensions Group, Inc.:
VA Global Bond Portfolio	262,439	331,116
VA International Small Portfolio	158,744	48,656
VA International Value Portfolio	369,295	236,972
VA U.S. Large Value Portfolio	222,545	110,460
VA Short-Term Fixed Portfolio	176,955	127,604
VA U.S. Targeted Value Portfolio	235,529	179,630

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2008

2. Investments (continued)

	Purchases	Sales
Federated Insurance Series:
Federated American Leaders Fund II	$9,694	$20,904
Federated Capital Income Fund II	88,176	606
Federated Fund for U.S. Government Securities II	121,627	48,400
Federated Prime Money Fund II	424,570	110,877
Federated High Income Bond Fund II	85,062	31,743
Nationwide Variable Insurance Trust
Gartmore NVIT Developing Markets	62,008	16,145
Fidelity Variable Insurance Products Fund - Initial Class
Fidelity-VIP Mid Cap Portfolio-Initial Class	4,382	68
Fidelity-VIP Value Strategies Portfolio-Initial Class	—	—
Fidelity-VIP Contrafund® Portfolio-Initial Class	133,808	6,626
Columbia Funds Variable Insurance Trust - Class A Shares:
Columbia Small Company Growth Fund-Variable Series	2	—
Vanguard Variable Insurance Fund:
Vanguard-Equity Index Portfolio	367,631	140,000
Vanguard-International Portfolio	40,751	5,217
Vanguard-Mid-Cap Index Portfolio	84,535	1,877
Vanguard-REIT Index Portfolio	28,886	2,925
Vanguard-Short-Term Investment-Grade Portfolio	69,122	3,197
Vanguard-Total Bond Market Index Portfolio	235,051	381,287
Wanger Advisors Trust:
Wanger International Small Cap	8,060	344
Wanger U.S. Smaller Companies	29,487	6,222

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2008 (except as noted)

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount
Units outstanding at January 1, 2007	—	136,863	185,420	—
Units purchased	18,125	16,145	—	278,448
Units redeemed and transferred	(23)	(88)	—	(61)

Units outstanding at December 31, 2007	18,102	152,920	185,420	278,387
Units purchased	75,344	18,157	19,862	349,016
Units redeemed and transferred	(4,456)	245	221,961	(248,229)

Units outstanding at December 31, 2008	88,990	171,322	427,243	379,174

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2008 (except as noted)

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Capital Guardian Global VP Subaccount	Transamerica Capital Guardian Value VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount
Units outstanding at January 1, 2007	—	—	7,476	—
Units purchased	—	44,391	2,936	40,013
Units redeemed and transferred	—	—	(185)	(9,337)

Units outstanding at December 31, 2007	—	44,391	10,227	30,676
Units purchased	—	62,444	4,948	—
Units redeemed and transferred	—	13,397	2,575	—

Units outstanding at December 31, 2008	—	120,232	17,750	30,676

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2008 (except as noted)

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica MFS International Equity VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount	Transamerica Equity VP Subaccount
Units outstanding at January 1, 2007	1,123	177,499	—	24,405
Units purchased	4,133	7,700	13,817	25,771
Units redeemed and transferred	(238)	(1,958)	—	(1,605)

Units outstanding at December 31, 2007	5,018	183,241	13,817	48,571
Units purchased	3,753	126,080	—	8,310
Units redeemed and transferred	570	12,325	2,432	(21,948)

Units outstanding at December 31, 2008	9,341	321,646	16,249	34,933

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2008 (except as noted)

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Growth Opportunities VP Subaccount	Transamerica Index 50 VP Subaccount(1)	Transamerica Index 75 VP Subaccount(1)	Transamerica Small/Mid Cap Value VP Subaccount(1)
Units outstanding at January 1, 2007	—	—	—	—
Units purchased	40	—	—	—
Units redeemed and transferred	—	—	—	—

Units outstanding at December 31, 2007	40	—	—	—
Units purchased	5,864	303	303	303
Units redeemed and transferred	659	(303)	(303)	(303)

Units outstanding at December 31, 2008	6,563	—	—	—

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2008 (except as noted)

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Value Balanced VP Subaccount	Transamerica Van Kampen Active International Allocation VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount	Transamerica Efficient Markets VP Subaccount(1)
Units outstanding at January 1, 2007	—	4,079	—	—
Units purchased	—	8,534	—	—
Units redeemed and transferred	—	(4,447)	—	—

Units outstanding at December 31, 2007	—	8,166	—	—
Units purchased	—	—	—	303
Units redeemed and transferred	—	563	—	(303)

Units outstanding at December 31, 2008	—	8,729	—	—

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2008 (except as noted)

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Columbia Small Company Growth Subaccount	Credit Suisse International Focus Subaccount	Credit Suisse Small Cap Core I Subaccount	VA Global Bond Subaccount
Units outstanding at January 1, 2007	8,300	15,362	7,468	564,548
Units purchased	—	64,777	19,191	119,045
Units redeemed and transferred	(8,300)	(1,210)	1,261	9,743

Units outstanding at December 31, 2007	—	78,929	27,920	693,336
Units purchased	—	—	—	45,938
Units redeemed and transferred	—	(14,321)	(13,734)	(125,294)

Units outstanding at December 31, 2008	—	64,608	14,186	613,980

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2008 (except as noted)

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	VA International Small Subaccount	VA International Value Subaccount	VA U.S. Large Value Subaccount	VA Short-Term Fixed Subaccount
Units outstanding at January 1, 2007	75,177	302,488	374,978	12,448
Units purchased	93,730	224,767	245,538	5,475
Units redeemed and transferred	19,550	(30,415)	18,716	86,351

Units outstanding at December 31, 2007	188,457	496,840	639,232	104,274
Units purchased	21,554	63,372	45,477	155,050
Units redeemed and transferred	67,273	58,604	115,862	(114,060)

Units outstanding at December 31, 2008	277,284	618,816	800,571	145,264

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2008 (except as noted)

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	VA U.S. Targeted Value Subaccount	Federated American Leaders Subaccount	Federated Capital Income Fund II Subaccount	Federated Fund for U.S. Government Securities II Subaccount
Units outstanding at January 1, 2007	330,074	11,287	4,801	47,888
Units purchased	135,249	19,707	1,257	40,003
Units redeemed and transferred	30,806	1,922	(16)	2,885

Units outstanding at December 31, 2007	496,129	32,916	6,042	90,776
Units purchased	67,165	—	70,409	94,098
Units redeemed and transferred	(5,940)	(21,629)	3,303	(33,201)

Units outstanding at December 31, 2008	557,354	11,287	79,754	151,673

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2008 (except as noted)

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Federated High Income Bond Fund II Subaccount	Federated Prime Money Fund II Subaccount	Fidelity-VIP Contrafund ® Subaccount	Fidelity-VIP Mid Cap Subaccount
Units outstanding at January 1, 2007	27,034	417,732	—	—
Units purchased	37,870	138,043	33,310	12,010
Units redeemed and transferred	193	(532,654)	—	—

Units outstanding at December 31, 2007	65,097	23,121	33,310	12,010
Units purchased	85,529	102,150	76,191	—
Units redeemed and transferred	(20,707)	183,825	62,647	3,348

Units outstanding at December 31, 2008	129,919	309,096	172,148	15,358

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2008 (except as noted)

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity-VIP Value Strategies Subaccount	Gartmore NVIT Developing Markets Subaccount	Vanguard-Equity Index Subaccount	Vanguard-International Subaccount (1)
Units outstanding at January 1, 2007	—	9,504	114,977	—
Units purchased	—	22,030	84,646	303
Units redeemed and transferred	—	15,429	(8,530)	(303)

Units outstanding at December 31, 2007	—	46,963	191,093	—
Units purchased	—	4,973	249,852	—
Units redeemed and transferred	—	5,741	(26,823)	34,987

Units outstanding at December 31, 2008	—	57,677	414,122	34,987

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2008 (except as noted)

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Vanguard-Mid-Cap Index Subaccount	Vanguard-REIT Index Subaccount	Vanguard-Short-Term Investment Grade Subaccount	Vanguard-Total Bond Market Index Subaccount
Units outstanding at January 1, 2007	39,578	15,529	111,164	435,142
Units purchased	1,278	8,318	2,058	107,308
Units redeemed and transferred	(1,211)	2,679	152,697	138,547

Units outstanding at December 31, 2007	39,645	26,526	265,919	680,997
Units purchased	51,642	10,173	48,298	71,759
Units redeemed and transferred	24,018	7,401	1,443	(237,438)

Units outstanding at December 31, 2008	115,305	44,100	315,660	515,318

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2008 (except as noted)

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Wanger International Small Cap Subaccount	Wanger U.S. Smaller Companies Subaccount	WFAVT Small/MidCap Value Subaccount
Units outstanding at January 1, 2007	5,229	13,181	—
Units purchased	8,839	13,597	—
Units redeemed and transferred	(922)	10,475	—

Units outstanding at December 31, 2007	13,146	37,253	—
Units purchased	3,427	8,653	—
Units redeemed and transferred	841	9,385	—

Units outstanding at December 31, 2008	17,414	55,291	—

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units results in different unit values, expense ratios, and total returns.

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Asset Allocation - Conservative VP
	12/31/2008		88,990	$0.88	to	$0.88	$78,380	4.54%	0.55% to 0.75%	(21.61)%	to	(21.77)%
	12/31/2007		18,102	1.13	to	1.12	20,334	3.37	0.55 to 0.75	5.80	to	5.59
	12/31/2006	(1)	—	1.06	to	1.06	—	—	0.55 to 0.75	6.39	to	6.20
Transamerica Asset Allocation - Growth VP
	12/31/2008		171,322	0.71	to	0.70	121,001	3.07	0.55 to 0.75	(39.97)	to	(40.09)
	12/31/2007		152,920	1.18	to	1.17	180,038	2.35	0.55 to 0.75	7.16	to	6.95
	12/31/2006	(1)	136,863	1.10	to	1.10	150,470	—	0.55 to 0.75	9.99	to	9.79
Transamerica Asset Allocation - Moderate VP
	12/31/2008		427,243	0.85	to	0.85	362,012	3.17	0.55 to 0.75	(26.37)	to	(26.52)
	12/31/2007		185,420	1.16	to	1.15	213,972	2.95	0.55 to 0.75	7.36	to	7.15
	12/31/2006	(1)	185,420	1.08	to	1.07	199,399	3.26	0.55 to 0.75	7.59	to	7.39
Transamerica Asset Allocation - Moderate Growth VP
	12/31/2008		379,174	0.78	to	0.78	295,641	3.37	0.55 to 0.75	(33.13)	to	(33.27)
	12/31/2007		278,387	1.17	to	1.16	324,783	1.07	0.55 to 0.75	7.22	to	7.00
	12/31/2006	(1)	—	1.09	to	1.09	—	—	0.55 to 0.75	8.93	to	8.74
Transamerica Capital Guardian Global VP
	12/31/2008		—	0.67	to	0.67	—	—	0.55 to 0.75	(41.23)	to	(41.35)
	12/31/2007		—	1.15	to	1.14	—	—	0.55 to 0.75	5.72	to	5.51
	12/31/2006	(1)	—	1.08	to	1.08	—	—	0.55 to 0.75	8.45	to	8.25
Transamerica Capital Guardian Value VP
	12/31/2008		120,232	0.64	to	0.63	76,524	6.32	0.55 to 0.75	(39.85)	to	(39.97)
	12/31/2007		44,391	1.06	to	1.06	47,113	—	0.55 to 0.75	(6.80)	to	(6.99)
	12/31/2006	(1)	—	1.14	to	1.14	—	—	0.55 to 0.75	13.87	to	13.67
Transamerica Clarion Global Real Estate Securities VP
	12/31/2008		17,750	0.70	to	0.70	12,454	8.03	0.55 to 0.75	(42.70)	to	(42.81)
	12/31/2007		10,227	1.23	to	1.22	12,524	6.87	0.55 to 0.75	(7.22)	to	(7.40)
	12/31/2006	(1)	7,476	1.32	to	1.32	9,870	2.80	0.55 to 0.75	32.08	to	31.85
Transamerica JPMorgan Enhanced Index VP
	12/31/2008		30,676	0.73	to	0.73	22,455	5.83	0.55 to 0.75	(37.69)	to	(37.82)
	12/31/2007		30,676	1.17	to	1.17	36,040	1.34	0.55 to 0.75	3.96	to	3.76
	12/31/2006	(1)	—	1.13	to	1.13	—	—	0.55 to 0.75	13.01	to	12.80

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica MFS International Equity VP
	12/31/2008		9,341	$0.80	to	$0.80	$7,497	6.68%	0.55% to 0.75%	(35.65)%	to	(35.77)%
	12/31/2007		5,018	1.25	to	1.24	6,263	1.32	0.55 to 0.75	8.55	to	8.34
	12/31/2006	(1)	1,123	1.15	to	1.15	1,291	—	0.55 to 0.75	14.97	to	14.76
Transamerica PIMCO Total Return VP
	12/31/2008		321,646	1.09	to	1.08	349,083	6.47	0.55 to 0.75	(3.33)	to	(3.52)
	12/31/2007		183,241	1.12	to	1.12	206,014	2.66	0.55 to 0.75	8.35	to	8.13
	12/31/2006	(1)	177,499	1.04	to	1.04	184,206	3.44	0.55 to 0.75	3.79	to	3.60
Transamerica T. Rowe Price Small Cap VP
	12/31/2008		16,249	0.66	to	0.66	10,719	1.64	0.55 to 0.75	(36.60)	to	(36.73)
	12/31/2007		13,817	1.04	to	1.04	14,377	—	0.55 to 0.75	9.01	to	8.79
	12/31/2006	(1)	—	0.95	to	0.95	—	—	0.55 to 0.75	(4.54)	to	(4.67)
Transamerica Equity VP
	12/31/2008		34,933	0.65	to	0.64	22,602	0.22	0.55 to 0.75	(46.30)	to	(46.41)
	12/31/2007		48,571	1.21	to	1.20	58,561	0.02	0.55 to 0.75	15.65	to	15.42
	12/31/2006	(1)	24,405	1.04	to	1.04	25,452	—	0.55 to 0.75	4.33	to	4.14
Transamerica Growth Opportunities VP
	12/31/2008		6,563	0.73	to	0.72	4,769	6.76	0.55 to 0.75	(41.23)	to	(41.35)
	12/31/2007		40	1.24	to	1.23	50	—	0.55 to 0.75	22.41	to	22.16
	12/31/2006	(1)	—	1.01	to	1.01	—	—	0.55 to 0.75	1.16	to	0.98
Transamerica Index 50 VP
	12/31/2008	(1)	—	0.82	to	0.82	—	—	0.55 to 0.75	(17.50)	to	(17.61)
Transamerica Index 75 VP
	12/31/2008	(1)	—	0.73	to	0.73	—	—	0.55 to 0.75	(27.17)	to	(27.26)
Transamerica Small/Mid Cap Value VP
	12/31/2008	(1)	—	0.59	to	0.59	—	—	0.55 to 0.75	(40.92)	to	(41.00)
Transamerica Value Balanced VP
	12/31/2008		—	0.82	to	0.82	—	—	0.55 to 0.75	(30.92)	to	(31.06)
	12/31/2007		—	1.19	to	1.19	—	—	0.55 to 0.75	6.13	to	5.92
	12/31/2006	(1)	—	1.12	to	1.12	—	—	0.55 to 0.75	12.34	to	12.14
Transamerica Van Kampen Active International Allocation VP
	12/31/2008		8,729	0.81	to	0.81	7,070	5.37	0.55 to 0.75	(39.17)	to	(39.29)
	12/31/2007		8,166	1.33	to	1.33	10,873	2.85	0.55 to 0.75	14.97	to	14.74
	12/31/2006	(1)	4,079	1.16	to	1.16	4,724	0.48	0.55 to 0.75	15.81	to	15.60
Transamerica Van Kampen Mid-Cap Growth VP
	12/31/2008		—	0.67	to	0.67	—	—	0.55 to 0.75	(46.58)	to	(46.69)
	12/31/2007		—	1.26	to	1.25	—	—	0.55 to 0.75	21.86	to	21.62
	12/31/2006	(1)	—	1.03	to	1.03	—	—	0.55 to 0.75	3.02	to	2.84
Transamerica Efficient Markets VP
	12/31/2008	(1)	—	1.04	to	1.04	—	—	0.55 to 0.75	3.82	to	3.79

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Columbia Small Company Growth
	12/31/2008		—	$0.68	to	$0.67	$—	—	0.55% to 0.75%	(41.15)%	to	(41.27)%
	12/31/2007		—	1.15	to	1.15	—	—	0.55 to 0.75	12.83	to	12.61
	12/31/2006	(1)	8,300	1.02	to	1.02	8,484	—	0.55 to 0.75	2.22	to	2.04
Credit Suisse International Focus
	12/31/2008		64,608	0.77	to	0.77	49,971	1.52	0.55 to 0.75	(41.36)	to	(41.48)
	12/31/2007		78,929	1.32	to	1.31	104,102	1.45	0.55 to 0.75	15.95	to	15.72
	12/31/2006	(1)	15,362	1.14	to	1.14	17,473	—	0.55 to 0.75	13.79	to	13.58
Credit Suisse Small Cap Core I
	12/31/2008		14,186	0.61	to	0.61	8,666	0.06	0.55 to 0.75	(34.96)	to	(35.09)
	12/31/2007		27,920	0.94	to	0.94	26,226	—	0.55 to 0.75	(1.38)	to	(1.58)
	12/31/2006	(1)	7,468	0.95	to	0.95	7,113	—	0.55 to 0.75	(4.71)	to	(4.88)
VA Global Bond
	12/31/2008		613,980	1.12	to	1.12	689,158	3.17	0.55 to 0.75	3.88	to	3.68
	12/31/2007		693,336	1.08	to	1.08	749,555	2.13	0.55 to 0.75	4.83	to	4.63
	12/31/2006	(1)	564,548	1.03	to	1.03	582,416	1.53	0.55 to 0.75	3.22	to	3.03
VA International Small
	12/31/2008		277,284	0.70	to	0.69	193,768	2.64	0.55 to 0.75	(43.19)	to	(43.31)
	12/31/2007		188,457	1.23	to	1.23	231,828	2.35	0.55 to 0.75	6.01	to	5.80
	12/31/2006	(1)	75,177	1.16	to	1.16	87,229	7.96	0.55 to 0.75	16.05	to	15.84
VA International Value
	12/31/2008		618,816	0.75	to	0.74	461,107	4.33	0.55 to 0.75	(46.10)	to	(46.21)
	12/31/2007		496,840	1.38	to	1.38	686,807	3.70	0.55 to 0.75	10.14	to	9.92
	12/31/2006	(1)	302,488	1.26	to	1.25	379,700	9.56	0.55 to 0.75	25.59	to	25.36
VA U.S. Large Value
	12/31/2008		800,571	0.66	to	0.66	529,074	2.57	0.55 to 0.75	(40.23)	to	(40.35)
	12/31/2007		639,232	1.11	to	1.10	706,627	1.51	0.55 to 0.75	(3.48)	to	(3.67)
	12/31/2006	(1)	374,978	1.15	to	1.14	429,485	6.19	0.55 to 0.75	14.58	to	14.38
VA Short-Term Fixed
	12/31/2008		145,264	1.12	to	1.11	162,246	3.64	0.55 to 0.75	3.39	to	3.18
	12/31/2007		104,274	1.08	to	1.08	112,999	4.71	0.55 to 0.75	4.40	to	4.19
	12/31/2006	(1)	12,448	1.04	to	1.04	12,922	1.79	0.55 to 0.75	3.80	to	3.61
VA U.S. Targeted Value
	12/31/2008		557,354	0.60	to	0.59	332,969	1.36	0.55 to 0.75	(37.29)	to	(37.41)
	12/31/2007		496,129	0.95	to	0.95	472,600	1.09	0.55 to 0.75	(14.43)	to	(14.60)
	12/31/2006	(1)	330,074	1.11	to	1.11	367,546	3.56	0.55 to 0.75	11.42	to	11.22
Federated American Leaders
	12/31/2008		11,287	0.68	to	0.68	7,652	3.62	0.55 to 0.75	(34.16)	to	(34.29)
	12/31/2007		32,916	1.03	to	1.03	33,919	0.77	0.55 to 0.75	(10.16)	to	(10.34)
	12/31/2006	(1)	11,287	1.15	to	1.15	12,949	0.16	0.55 to 0.75	14.78	to	14.58

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Federated Capital Income Fund II
	12/31/2008		79,754	$0.92	to	$0.92	$73,283	6.12%	0.55% to 0.75%	(20.82)%	to	(20.97)%
	12/31/2007		6,042	1.17	to	1.16	7,030	4.24	0.55 to 0.75	3.47	to	3.26
	12/31/2006	(1)	4,801	1.13	to	1.13	5,406	1.02	0.55 to 0.75	12.80	to	12.60
Federated Fund for U.S. Government Securities II
	12/31/2008		151,673	1.14	to	1.13	171,809	5.24	0.55 to 0.75	3.71	to	3.50
	12/31/2007		90,776	1.10	to	1.09	99,446	3.02	0.55 to 0.75	5.70	to	5.49
	12/31/2006	(1)	47,888	1.04	to	1.04	49,645	0.06	0.55 to 0.75	3.71	to	3.53
Federated High Income Bond Fund II
	12/31/2008		129,919	0.83	to	0.82	106,760	11.61	0.55 to 0.75	(26.40)	to	(26.55)
	12/31/2007		65,097	1.12	to	1.12	72,930	4.69	0.55 to 0.75	2.86	to	2.65
	12/31/2006	(1)	27,034	1.09	to	1.09	29,453	0.36	0.55 to 0.75	8.99	to	8.79
Federated Prime Money Fund II
	12/31/2008		309,096	1.10	to	1.10	338,668	2.34	0.55 to 0.75	1.98	to	1.78
	12/31/2007		23,121	1.08	to	1.08	24,974	4.36	0.55 to 0.75	4.18	to	3.97
	12/31/2006	(1)	417,732	1.04	to	1.03	433,105	2.04	0.55 to 0.75	3.68	to	3.49
Fidelity-VIP Contrafund ®
	12/31/2008		172,148	0.69	to	0.69	119,098	1.45	0.55 to 0.75	(42.83)	to	(42.94)
	12/31/2007		33,310	1.21	to	1.21	40,381	10.66	0.55 to 0.75	16.95	to	16.71
	12/31/2006	(1)	—	1.04	to	1.04	—	—	0.55 to 0.75	3.66	to	3.53
Fidelity-VIP Mid Cap
	12/31/2008		15,358	0.72	to	0.72	11,079	0.54	0.55 to 0.75	(39.77)	to	(39.90)
	12/31/2007		12,010	1.20	to	1.19	14,385	5.36	0.55 to 0.75	14.99	to	14.76
	12/31/2006	(1)	—	1.04	to	1.04	—	—	0.55 to 0.75	4.16	to	3.97
Fidelity-VIP Value Strategies
	12/31/2008		—	0.56	to	0.56	—	—	0.55 to 0.75	(51.43)	to	(51.53)
	12/31/2007		—	1.16	to	1.16	—	—	0.55 to 0.75	5.14	to	4.93
	12/31/2006	(1)	—	1.11	to	1.10	—	—	0.55 to 0.75	10.55	to	10.35
Gartmore NVIT Developing Markets
	12/31/2008		57,677	0.71	to	0.71	41,115	0.76	0.55 to 0.75	(58.09)	to	(58.17)
	12/31/2007		46,963	1.70	to	1.69	79,890	0.49	0.55 to 0.75	42.72	to	42.44
	12/31/2006	(1)	9,504	1.19	to	1.19	11,326	0.48	0.55 to 0.75	19.20	to	18.99
Vanguard-Equity Index
	12/31/2008		414,122	0.74	to	0.74	306,910	1.16	0.55 to 0.75	(37.28)	to	(37.41)
	12/31/2007		191,093	1.18	to	1.18	225,996	1.08	0.55 to 0.75	4.80	to	4.59
	12/31/2006	(1)	114,977	1.13	to	1.13	129,772	—	0.55 to 0.75	12.95	to	12.74
Vanguard-International
	12/31/2008		34,987	0.59	to	0.59	20,728	—	0.55 to 0.75	(45.22)	to	(45.33)
	12/31/2007	(1)	—	1.08	to	1.08	—	—	0.55 to 0.75	8.16	to	8.02

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Vanguard-Mid-Cap Index
	12/31/2008		115,305	$0.66	to	$0.66	$75,972	1.56%	0.55% to 0.75%	(42.14)%	to	(42.25)%
	12/31/2007		39,645	1.14	to	1.14	45,283	1.22	0.55 to 0.75	5.56	to	5.35
	12/31/2006	(1)	39,578	1.08	to	1.08	42,844	—	0.55 to 0.75	8.29	to	8.10
Vanguard-REIT Index
	12/31/2008		44,100	0.65	to	0.64	28,574	2.66	0.55 to 0.75	(37.59)	to	(37.72)
	12/31/2007		26,526	1.04	to	1.03	27,545	1.74	0.55 to 0.75	(17.06)	to	(17.22)
	12/31/2006	(1)	15,529	1.25	to	1.25	19,444	—	0.55 to 0.75	25.24	to	25.01
Vanguard-Short-Term Investment Grade
	12/31/2008		315,660	1.05	to	1.05	332,618	3.94	0.55 to 0.75	(3.98)	to	(4.18)
	12/31/2007		265,919	1.10	to	1.09	291,898	4.39	0.55 to 0.75	5.44	to	5.23
	12/31/2006	(1)	111,164	1.04	to	1.04	115,726	—	0.55 to 0.75	4.10	to	3.91
Vanguard-Total Bond Market Index
	12/31/2008		515,318	1.16	to	1.15	594,798	5.20	0.55 to 0.75	4.65	to	4.44
	12/31/2007		680,997	1.11	to	1.10	751,958	3.13	0.55 to 0.75	6.40	to	6.18
	12/31/2006	(1)	435,142	1.04	to	1.04	451,714	—	0.55 to 0.75	3.88	to	3.70
Wanger International Small Cap
	12/31/2008		17,414	0.78	to	0.78	13,623	0.80	0.55 to 0.75	(45.90)	to	(46.01)
	12/31/2007		13,146	1.45	to	1.44	19,016	0.38	0.55 to 0.75	15.67	to	15.44
	12/31/2006	(1)	5,229	1.25	to	1.25	6,538	0.08	0.55 to 0.75	25.09	to	24.86
Wanger U.S. Smaller Companies
	12/31/2008		55,291	0.64	to	0.64	35,624	—	0.55 to 0.75	(40.02)	to	(40.14)
	12/31/2007		37,253	1.07	to	1.07	40,030	—	0.55 to 0.75	4.81	to	4.60
	12/31/2006	(1)	13,181	1.03	to	1.02	13,512	0.02	0.55 to 0.75	2.55	to	2.37
WFAVT Small/MidCap Value
	12/31/2008		—	0.57	to	0.57	—	—	0.55 to 0.75	(44.85)	to	(44.96)
	12/31/2007		—	1.04	to	1.04	—	—	0.55 to 0.75	(1.24)	to	(1.44)
	12/31/2006	(1)	—	1.05	to	1.05	—	—	0.55 to 0.75	5.42	to	5.24

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .60% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
.60%	May 1, 2006
.75%	May 1, 2006
.55%	May 1, 2006

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Notes to Financial Statements

December 31, 2008

5. Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. An annual charge of .40%, .45%, .60% (depending on the death benefit selected) is assessed.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by TFLIC. TFLIC also deducts an annual policy fee of $30 per contract. The annual fee is deducted proportionately from the subaccounts’ accumulated value. These deductions represents reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

6. Income Taxes

Operations of the Mutual Fund Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Notes to Financial Statements

December 31, 2008

8. Fair Value Measurements and Fair Value Hierarchy

SFAS No. 157 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated br observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in Mutual Funds included in the Statement of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

PART	C OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements
All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

(1)	(a)	Resolution of the Board of Directors of Transamerica Financial Life Insurance Company authorizing establishment of the Separate Account. Note 8.

(2)		Not Applicable.

(3)	(a)	Amended and Reinstated Principal Underwriting Agreement. Note 14.

(3)	(a)(1)	Amendment No. 1 to the Amended and Restated Principal Underwriting Agreement. Note 14

(3)	(a)(2)	Amendment No. 2 and Novation to the Amended and Restated Principal Underwriting Agreement. Note 18

	(b)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 2.

	(c)	Form of Life Insurance Company Product Sales Agreement Note 20

(4)	(a)	Form of Rider. Note 14.

(5)	(a)	Form of Application. Note 14.

(6)	(a)	Articles of Incorporation of Transamerica Financial Life Insurance Company. Note 1.

	(b)	ByLaws of Transamerica Financial Life Insurance Company. Note 1.

(7)		Reinsurance Agreement (Swiss RE). Note 23

(8)	(a)	Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company. Note 2.

(8)	(a)(1)	Amendment No. 16 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 3.

(8)	(a)(2)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 4.

(8)	(a)(3)	Amendment No. 30 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 5.

(8)	(a)(4)	Amendment No. 31 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 9.

(8)	(a)(5)	Amendment No. 32 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 14.

(8)	(a)(6)	Amendment No. 36 to Participation Agreement (TST) Note 21

(8)	(a)(7)	Amendment No. 38 to Participation Agreement (TST). Note 23.

(8)	(b)	Participation Agreement (Alliance). Note 10.

(8)	(b)(1)	Amendment No. 1 to Participation Agreement (AllianceBernstein). Note 14

(8)	(c)	Participation Agreement (Credit Suisse). Note 11

(8)	(c)(1)	Restatement of Participation Agreement (Credit Suisse). Note 14

(8)	(c)(2)	Amendment No. 1 to Participation Agreement (Credit Suisse). Note 14

(8)	(c)(3)	Amendment No. 2 to Participation Agreement (Credit Suisse). Note 14

(8)	(d)	Participation Agreement (DFA) Note.14

(8)	(e)	Participation Agreement (Dreyfus). Note 12

(8)	(e)(1)	Amendment No. 6 to the Fund Participation Agreement (Dreyfus). Note 14

(8)	(f)	Participation Agreement (Federated). Note 14

(8)	(f)(1)	Amendment to Fund Participation Agreement (Federated). Note 14

(8)	(g)	Participation Agreement (Gartmore). Note 14

(8)	(h)	Form of Participation Agreement (Seligman). Note 14

(8)	(i)	Participation Agreement (SteinRoe). Note 17

(8)	(j)	Participation Agreement (Wells Fargo). Note 17

(8)	(k)	Participation Agreement (Vanguard). Note 17

(8)	(l)	Participation Agreement (Fidelity). Note 10

(8)	(l)(1)	Amendment No. 4 to Participation Agreement (Fidelity). Note 14

(8)	(m)	Participation Agreement (Wanger). Note 14

(8)	(m)(1)	Amendment No. 1 to Participation Agreement (Wanger). Note 14

(9)	(a)	Opinion and Consent of Counsel. Note 23.

	(b)	Consent of Counsel. Note 23.

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 23.

	(b)	Opinion and Consent of Actuary. Note 15.

(11)	Not applicable.

(12)	Not applicable.

(13)	Performance Data Calculations. Note 15.

(14)	Powers of Attorney. (Mark W. Mullin, James P. Larkin, Eric J. Martin, Elizabeth Belanger, Joe Carusone, Ronald F. Mosher, Robert F. Colby, Colette F. Vargas, William Brown, Jr., William L. Busler, Steven E. Frushtick, Peter P. Post, Cornelis H. Verhagen, M. Craig Fowler) Note 19. (Peter Kunkel) Note 21 (John T. Mallett) Note 22.

Note 1.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-110048) on October 29, 2003.

Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-26209) on April 29, 1998.

Note 3.	Incorporated herein by reference to Initial Filing of Form N-4 Registration Statement (File No. 333-62738) on June 11, 2001.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.

Note 5.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-116562) on July 26, 2004.

Note 6.	Filed with Pre-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 33-83560) on October 28, 2004.

Note 7.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-104243) on April 2, 2003.

Note 8.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-122235) on January 24, 2005.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.

Note 10.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-110048) filed on December 30, 2003.

Note 11.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-65149) filed on October 1, 1998.

Note 12.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) filed on September 13, 2001.

Note 13.	Incorporated herein by reference to Initial Filing on N-4 Registration Statement (File No. 333-65151) filed on October 1, 1998.

Note 14.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-122235) on July 1, 2005.

Note 15.	Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-122235) on April 28, 2006

Note 16.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-110048) filed on February 5, 2007.

Note 17.	Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-122235) on April 27, 2007.

Note 18.	Filed with Post-Effective Amendment No. 24 to Form N-4 Registration Statement (File No. 33-83560) on April 30, 2007.

Note 19.	Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-122235) on December 21, 2007.

Note 20.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 registration statement (File No. 333-125817) on February 15, 2008.

Note 21.	Filed with Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-122235) filed on April 29, 2008.

Note 22.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-147041) filed on August 7, 2008.

Note 23.	Filed herewith

Item 25.	Directors and Officers of the Depositor (Transamerica Financial Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

William L. Busler 3290 Sandy Beach Road Solon, IA 52333	Director

Joe Carusone 4 Manhattanville Rd Purchase, NY 10577	Director

William Brown, Jr. 14 Windward Avenue White Plains, NY 10605	Director

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Corporate Controller

Ronald F. Mosher 54 Coronado Pointe Laguna Niguel, CA 92677	Director

James P. Larkin 4 Manhattanville Rd Purchase, NY 10577	Director, Vice President and Assistant Secretary

Peter P. Post 415 Madison Avenue, 2nd Floor New York, NY 10017-1163	Director

Colette Vargas 4 Manhattanville Road Purchase, NY 10057	Director and Chief Actuary

Robert F. Colby 4 Manhattanville Road Purchase, NY 10057	Director, Counsel, Assistant Secretary and Vice President

Cornelis H. Verhagen 51 JFK Parkway Short Hills, NJ 07078	Director

Steven E. Frushtick 500 5th Avenue New York, NY 10110	Director

Peter G. Kunkel 4 Manhattanville Road Purchase, NY 10057	Director, Chairman of the Board, and President

Elizabeth Belanger 4 Manhattanville Rd. Purchase, NY 10577	Director

M. Craig Fowler 400 West Market St. Louisville, KY 40202	Treasurer and Vice President

John T. Mallett 4333 Edgewood Rd NE Cedar Rapids, IA 52499	Director and Vice President

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

ADMS Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (71.11%) ; Monumental Life Insurance Company (28.89%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, LLC.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Company	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, Inc.	Special purpose

CGC Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency

Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company

Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% Transamerica Life Insurance Company	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

Financial Resources Insurance Agency of Texas	Texas	100% owned by Transamerica Financial Advisors, Inc.	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Investments

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments I, LLC	Delaware	100%Transamerica Life Insurance Company	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Security Life of Denver, a non-affiliate of AEGON (20.979%), ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (66.012%).	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Gemini Investment, Inc.	Delaware	100% Transamerica Life Insurance Company	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote - AEGON USA, LLC. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance

JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance

Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping

Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Company	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Company	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.959%); Monumental Life Insurance Company (6.301%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (41.4%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (48.2%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 5 NR, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments

Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Separate Account Fund C	CA	100% Transamerica Life Insurance Company	Mutual Fund

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBK Insurance Agency of Ohio, Inc.	Ohio	100% owned by Transamerica Financial Advisors, Inc.;	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation

The AEGON Trust Advisory Board: Patrick J. Baird, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corporation	Holding company

Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda— will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International B.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,415 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Life Insurance Company	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, Inc.	Pennsylvania	100% Commonwealth General Corporation	Provider of administrative services

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27.	Number of Contract Owners

As of March 31, 2009, there were 0 Contract owners.

Item 28.	Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Separate Account VL A, Separate Account VUL-3 and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

John T. Mallett	(1)	Director

Mark W. Mullin	(6)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

Blake S. Bostwick	(2)	Chief Operations Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Wesley J. Hodgson	(2)	Assistant Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Rissin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Secretary

Elizabeth Belanger	(6)	Assistant Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	400 West Market Street, Louisville, KY 40202
(4)	570 Carillon Parkway, St. Petersburg, FL 33716
(5)	1111 North Charles Street, Baltimore, MD 21201
(6)	4 Manhattanville Rd, Purchase, NY 10577

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	0	0	0	0

(1)	Fiscal Year 2008

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Financial Life Insurance Company at 4 Manhattanville Road, Purchase, NY 10577; or at Service Office, Financial Markets Group – Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Financial Life Insurance Company at the address or phone number listed in the Prospectus.

(d)	Transamerica Financial Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Financial Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Financial Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 27th day of April , 2009.

TFLIC SEPARATE ACCOUNT VNY

TRANSAMERICA FINANCIAL LIFE
INSURANCE COMPANY

Depositor

*
Peter G. Kunkel
President, Director, and Chairman of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Director, Vice President, and Assistant Secretary	, 2009
James P. Larkin

*	Director	, 2009
Elizabeth Belanger

*	Director	, 2009
Joe Carusone

*	Director	, 2009
Ronald F. Mosher

*	Director, Vice President, Assistant Secretary, and Counsel	, 2009
Robert F. Colby

*	Director and Chief Actuary	, 2009
Colette F. Vargas

*	Director	, 2009
William Brown, Jr.

*	Director	, 2009
William L. Busler

*	Director	, 2009
Steven E. Frushtick

*	Director ,President and Chairman of the Board	, 2009
Peter G. Kunkel

*	Director	, 2009
Peter P. Post

*	Director	, 2009
Cornelis H. Verhagen

*	Controller	, 2009
Eric J. Martin

*	Treasurer and Vice President	, 2009
M. Craig Fowler

*	Director and Vice President	, 2009
John T. Mallett

/s/ Darin D. Smith	Vice President and Assistant Secretary	April 27, 2009
*By: Darin D. Smith

*	By: Darin D. Smith - Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No. 333-122235

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

TFLIC SEPARATE ACCOUNT VNY

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
(7)	Reinsurance Agreement (Swiss RE)

8(a)(7)	Amendment No. 38 to Participation Agreement (TST)

9(a)	Opinion and Consent of Counsel

9(b)	Consent of Counsel

10(a)	Consent of Independent Registered Public Accounting Firm

*	Page numbers included only in manually executed original.